UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 9/30/17

Item 1. Reports to Stockholders.

Franklin Templeton

ETF Trust

Semiannual Report

September 30, 2017

Franklin LibertyQ Emerging Markets ETF
Franklin LibertyQ Global Dividend ETF
Franklin LibertyQ Global Equity ETF
Franklin LibertyQ International Equity Hedged ETF

FRANKLIN TEMPLETON INVESTMENTS

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Visit libertyshares.com for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

libertyshares.com	Not part of the semiannual report	1

SEMIANNUAL REPORT

Economic and Market Overview

The global economy generally expanded during the six-month period under review. In this environment, global developed and emerging market stocks rose, as measured by the MSCI All Country World Index. Global markets were aided by generally upbeat economic data across regions, Emmanuel Macron’s election as France’s president, encouraging corporate earnings reports, and the tax reform plan under the Trump administration toward period-end.

However, investors expressed concerns about political uncertainty in the US and the European Union, geopolitical tensions in the Korean peninsula and other regions, global oil oversupply despite a pact by major oil-producing countries to extend production cuts, and hawkish comments from key central bankers around the world.

The US economy strengthened in 2017’s second and third quarters, largely due to growth in consumer spending, business investment, exports and federal government spending. The unemployment rate decreased from 4.5% in March 2017 to 4.2% at period-end.1 Annual inflation, as measured by the Consumer Price Index, decreased from 2.4% in March 2017 to 2.2% at period-end.1 At its June meeting, the US Federal Reserve (Fed) raised its target range for the federal funds rate by 0.25% to 1.00%–1.25%, amid signs of a growing US economy, strengthening labor market and improving business spending. At its July and September 2017 meetings, the Fed kept its target range unchanged. However, in September the Fed mentioned that it would begin implementing its balance sheet reduction in October, and most committee members indicated a likelihood of one more rate hike during 2017.

In Europe, the UK’s economy grew faster in 2017’s third quarter over the previous quarter. The Bank of England kept its key policy rate unchanged during the period but indicated in September that it expected a rate hike to be soon so that inflation could return to target levels. The eurozone’s growth increased in 2017’s second quarter over the previous quarter. The bloc’s annual inflation rate fluctuated during the reporting period and ended the period where it began. The European Central Bank (ECB) kept its key policy rates unchanged during the period. However, at its September meeting, ECB President Mario Draghi signaled that the bank would reassess its policy stance on quantitative easing in October 2017.

In Asia, Japan’s quarterly gross domestic product (GDP) grew for the sixth consecutive quarter, in 2017’s second quarter, driven by household spending, capital expenditure and government spending. In July 2017, the Bank of Japan marginally raised its GDP forecasts for fiscal years 2017 and 2018, but lowered its inflation forecasts for the same period.

In emerging markets, Brazil’s quarterly GDP grew compared to the previous quarter. The country’s central bank cut its benchmark interest rate four times during the period to spur economic growth. Russia’s GDP grew in 2017’s second quarter compared to the prior-year period amid the Bank of Russia’s continued policy support. China’s economic growth accelerated in 2017’s second and third quarters compared to the prior-year periods, largely driven by higher government spending. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose during the period.

The foregoing information reflects our analysis and opinions as of September 30, 2017. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Franklin LibertyQ Emerging Markets ETF

This semiannual report for Franklin LibertyQ Emerging Markets ETF covers the period ended September 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Emerging Markets (EM) Index.1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the index and in depositary receipts representing such securities. The index includes stocks from emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EM Index over the long term by selecting equity securities from the MSCI EM Index that have exposure to these investment-style factors.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +9.00% based on market price and +9.21% based on net asset value (NAV).2 In comparison, the LibertyQ EM Index generated a +9.76% total return for the same period, while the MSCI EM Index (Net Returns) produced a +14.66% total return.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Geographic Composition
Based on Total Net Assets as of 9/30/17

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ EM Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the index as closely as possible. However, under various circumstances, it may not be possible or practicable to purchase all of the component securities in their respective weightings in the index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the index.

1. The LibertyQ EM Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EM Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EM Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of emerging markets.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: Factset.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 25.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Top 10 Sectors/Industries
9/30/17
% of Total Net Assets
Oil, Gas & Consumable Fuels	12.0%
Wireless Telecommunication Services	7.7%
Banks	5.7%
Automobiles	5.7%
Electronic Equipment, Instruments & Components	5.6%
Semiconductors & Semiconductor Equipment	4.6%
IT Services	4.2%
Real Estate Management & Development	4.2%
Technology Hardware, Storage & Peripherals	4.0%
Metals & Mining	3.6%

Top 10 Countries
9/30/17
% of Total Net Assets
China	15.7%
South Korea	15.6%
India	13.1%
Taiwan	13.0%
Russia	10.7%
Brazil	5.0%
South Africa	3.8%
Indonesia	3.5%
Thailand	3.4%
Malaysia	2.9%

Top 10 Holdings
9/30/17
Company Sector/Industry, Country	% of Total Net Assets
iShares MSCI India ETF Diversified Financial Services, India	1.6%
SK Hynix Inc. Semiconductors & Semiconductor Equipment, South Korea	1.4%
AAC Technologies Holdings Inc. Electronic Equipment, Instruments & Components, China	1.3%
Sunac China Holdings Ltd. Real Estate Management & Development, China	1.3%
Sunny Optical Technology Group Co. Ltd. Electronic Equipment, Instruments & Components, China	1.3%
WisdomTree India Earnings ETF Diversified Financial Services, India	1.2%
Hon Hai Precision Industry Co. Ltd. Electronic Equipment, Instruments & Components, Taiwan	1.2%
Advanced Info Service PCL, NVDR Wireless Telecommunication Services, Thailand	1.1%
Ambev SA Beverages, Brazil	1.1%
MMC Norilsk Nickel PJSC Metals & Mining, Russia	1.1%

Thank you for your participation in Franklin LibertyQ Emerging Markets ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2017, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Performance Summary as of September 30, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/171

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+9.21%	+9.00%	+9.21%	+9.00%
Since Inception (6/1/16)	+25.10%	+25.50%	+18.31%	+18.60%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

PERFORMANCE SUMMARY

Distributions (4/1/17–9/30/17)

Net Investment Income
$0.289255

Total Annual Operating Expenses5

With Waiver	Without Waiver
0.55%	0.79%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund is designed for the aggressive portion of a well-diversified portfolio. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[1,2]	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,092.10	$2.83	$1,022.36	$2.74	0.54%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Semiannual Report	7

Franklin LibertyQ Global Dividend ETF

This semiannual report for Franklin LibertyQ Global Dividend ETF covers the period ended September 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Dividend Index.1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the index and in depositary receipts representing such securities. The index includes stocks from developed and emerging market countries with high and persistent dividend income that have favorable exposure to a quality investment-style factor, subject to a maximum 2% per company weighting. The index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) ex REITs Index over the long term by applying dividend persistence and yield screens and the quality factor selection process.

Performance Overview

For the six-month period, the Fund posted cumulative total returns of +5.12% based on market price and +5.25% based on net asset value (NAV).2 In comparison, the LibertyQ Global Dividend Index delivered a +5.25% total return for the same period, while the MSCI ACWI ex REITs Index (Net Returns) produced a +9.82% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Geographic Composition
Based on Total Net Assets as of 9/30/17

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Dividend Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the index as closely as possible. However, under various circumstances, it may not be possible or practicable to purchase all of the component securities in their respective weightings in the index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the index.

1. The LibertyQ Global Dividend Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI ex REITs Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI ex REITs Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets, excluding REIT securities.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: Factset.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 31.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Top 10 Sectors/Industries
9/30/17
% of Total Net Assets
Banks	17.6%
Pharmaceuticals	16.2%
Household Products	5.4%
Tobacco	5.4%
Diversified Telecommunication Services	4.6%
Semiconductors & Semiconductor Equipment	4.3%
Hotels, Restaurants & Leisure	4.3%
Personal Products	4.3%
Food & Staples Retailing	4.0%
Aerospace & Defense	3.6%

Top 10 Countries
9/30/17
% of Total Net Assets
US	36.3%
UK	14.1%
Canada	10.0%
Australia	9.5%
Switzerland	5.5%
Brazil	4.8%
Japan	4.0%
Sweden	3.7%
South Africa	2.2%
France	2.1%

Top 10 Holdings
9/30/17
Company Sector/Industry, Country	% of Total Net Assets
Itau Unibanco Holding SA Banks, Brazil	2.5%
Westpac Banking Corp. Banks, Australia	2.4%
The Toronto-Dominion Bank Banks, Canada	2.4%
Bristol-Myers Squibb Co. Pharmaceuticals, US	2.3%
Ambev SA Beverages, Brazil	2.3%
Bank of Nova Scotia Banks, Canada	2.2%
Lockheed Martin Corp. Aerospace & Defense, US	2.2%
Royal Bank of Canada Banks, Canada	2.2%
Canadian Imperial Bank of Commerce Banks, Canada	2.2%
Commonwealth Bank of Australia Banks, Australia	2.2%

Thank you for your participation in Franklin LibertyQ Global Dividend ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2017, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Performance Summary as of September 30, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/171

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+5.25%	+5.12%	+5.25%	+5.12%
Since Inception (6/1/16)	+15.56%	+16.04%	+11.47%	+11.82%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

PERFORMANCE SUMMARY

Distributions (4/1/17–9/30/17)

Net Investment Income
$0.621895

Total Annual Operating Expenses5

With Waiver	Without Waiver
0.45%	0.98%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available income for the Fund. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

libertyshares.com	Semiannual Report	11

FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[1,2]	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,052.50	$2.32	$1,022.81	$2.28	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin LibertyQ Global Equity ETF

This semiannual report for Franklin LibertyQ Global Equity ETF covers the period ended September 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index.1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the index and in depositary receipts representing such securities. The index includes stocks from developed and emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) over the long term by selecting equity securities from the MSCI ACWI that have exposure to these investment-style factors.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +8.52% based on market price and +8.68% based on net asset value (NAV).2 In comparison, the LibertyQ Global Equity Index delivered a +8.71% total return for the same period, while the MSCI ACWI (Net Returns) produced a +9.68% total return.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Geographic Composition
Based on Total Net Assets as of 9/30/17

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the index as closely as possible. However, under various circumstances, it may not be possible or practicable to purchase all of the component securities in their respective weightings in the index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the index.

1. The LibertyQ Global Equity Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: Factset.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 35.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Top 10 Sectors/Industries
9/30/17
% of Total Net Assets
Pharmaceuticals	8.8%
Banks	5.8%
Semiconductors & Semiconductor Equipment	5.7%
Aerospace & Defense	4.4%
Specialty Retail	4.2%
Diversified Telecommunication Services	4.2%
IT Services	4.1%
Biotechnology	3.8%
Hotels, Restaurants & Leisure	3.3%
Technology Hardware, Storage & Peripherals	3.2%

Top 10 Countries
9/30/17
% of Total Net Assets
US	54.6%
UK	9.4%
Japan	4.2%
Australia	4.1%
Canada	3.8%
China	3.5%
South Korea	2.9%
Taiwan	2.5%
Switzerland	2.0%
Russia	1.3%

Top 10 Holdings
9/30/17
Company Sector/Industry, Country	% of Total Net Assets
The Boeing Co. Aerospace & Defense, US	1.3%
AbbVie Inc. Biotechnology, US	1.3%
Mastercard Inc., A IT Services, US	1.2%
Gilead Sciences Inc. Biotechnology, US	1.2%
Novo Nordisk AS, B Pharmaceuticals, Denmark	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	1.1%
Microsoft Corp. Software, US	1.1%
HSBC Holdings PLC Banks, UK	1.1%
UnitedHealth Group Inc. Health Care Providers & Services, US	1.1%
Accenture PLC, A IT Services, US	1.1%

Thank you for your participation in Franklin LibertyQ Global Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2017, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Performance Summary as of September 30, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/171

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+8.68%	+8.52%	+8.68%	+8.52%
Since Inception (6/1/16)	+19.49%	+19.92%	+14.31%	+14.62%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/17–9/30/17)

Net Investment Income
$0.324710

Total Annual Operating Expenses5

With Waiver	Without Waiver
0.35%	1.05%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[1,2]	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,086.80	$1.83	$1,023.31	$1.78	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Semiannual Report	17

Franklin LibertyQ International Equity Hedged ETF

This semiannual report for Franklin LibertyQ International Equity Hedged ETF covers the period ended September 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index.1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the index and in depositary receipts representing such securities. The index includes stocks from developed market countries in Europe, Australasia and the Far East that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 2% per company weighting. The index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EAFE Index over the long term by selecting equity securities from the MSCI EAFE Index that have exposure to these investment-style factors. The index incorporates a hedge against non-US currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the index. In order to replicate the hedge impact incorporated in the calculation of the index, the Fund intends to enter into monthly foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies of the index.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Geographic Composition*
Based on Total Net Assets as of 9/30/17

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +3.94% based on market price and +4.78% based on net asset value (NAV).2 In comparison, the LibertyQ International Equity Hedged Index had a +4.93% total return for the same period, while the MSCI EAFE 100% Hedged to USD Index (Net Returns) produced a +6.95% total return.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 21.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

1. The LibertyQ International Equity Hedged Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EAFE Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: Factset.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 48.

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FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the index as closely as possible. However, under various circumstances, it may not be possible or practicable to purchase all of the component securities in their respective weightings in the index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the index.

Top 10 Sectors/Industries
9/30/17
% of Total Net Assets
Banks	11.4%
Pharmaceuticals	9.8%
Insurance	5.6%
Diversified Telecommunication Services	5.3%
Personal Products	5.0%
Tobacco	4.2%
Automobiles	4.1%
Specialty Retail	3.0%
Professional Services	2.9%
Chemicals	2.9%

Top 10 Countries
9/30/17
% of Total Net Assets
UK	28.1%
Japan	20.6%
Australia	17.1%
Switzerland	6.8%
France	4.3%
Denmark	3.8%
Hong Kong	3.7%
Sweden	3.3%
Spain	2.7%
Singapore	2.2%

Top 10 Holdings
9/30/17
Company Sector/Industry, Country	% of Total Net Assets
Novo Nordisk AS, B Pharmaceuticals, Denmark	2.3%
HSBC Holding PLC Banks, UK	2.2%
Toyota Motor Corp. Automobiles, Japan	2.2%
Westpac Banking Corp. Banks, Australia	2.1%
Unilever NV Personal Products, UK	2.1%
Unilever PLC Personal Products, UK	2.1%
AstraZeneca PLC Pharmaceuticals, UK	1.9%
CSL Ltd. Biotechnology, Australia	1.9%
Roche Holding AG Pharmaceuticals, Switzerland	1.8%
GlaxoSmithKline PLC Pharmaceuticals, UK	1.8%

libertyshares.com	Semiannual Report	19

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Thank you for your participation in Franklin LibertyQ International Equity Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2017, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

20	Semiannual Report	libertyshares.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Performance Summary as of September 30, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/171

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+4.78%	+3.94%	+4.78%	+3.94%
Since Inception (6/1/16)	+13.47%	+13.55%	+9.95%	+10.01

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 22 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/17–9/30/17)

Net Investment Income
$1.297820

Total Annual Operating Expenses5

With Waiver	Without Waiver
0.40%	1.25%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund will attempt to hedge the currency exposure of non-US dollar denominated securities held in its portfolio by investing in foreign currency forward contracts. Foreign currency forward contracts do not eliminate movements in the value of non-US currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager expects. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[1,2]	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,047.80	$2.05	$1,023.06	$2.03	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Semiannual Report	23

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Emerging Markets ETF

	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$29.29	$25.66

Income from investment operations[b]:

Net investment income[c]	0.55	0.47

Net realized and unrealized gains (losses)	2.16	3.25

Total from investment operations	2.71	3.72

Less distributions from net investment income	(0.29)	(0.09)

Net asset value, end of period	$31.71	$29.29

Total return[d]	9.32%	14.55%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.71%	0.75%

Expenses net of waiver and payments by affiliates	0.54%	0.55%

Net investment income	3.56%	2.09%

Supplemental data

Net assets, end of period (000’s)	$405,902	$328,086

Portfolio turnover rate[f]	13.95%	31.66%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2017 (unaudited)

Franklin LibertyQ Emerging Markets ETF

		Industry	Shares	Value
	Common Stocks 94.8%
	Brazil 5.0%
	Ambev SA	Beverages	678,408	$4,512,497
	BB Seguridade Participacoes SA	Insurance	435,208	3,939,113
	Cielo SA	IT Services	556,816	3,869,186
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	96,000	1,010,031
	EDP-Energias do Brasil SA	Electric Utilities	195,808	937,209
	Engie Brasil SA	Independent Power and Renewable Electricity Producers	121,688	1,394,556
	Fibria Celulose SA	Paper & Forest Products	115,252	1,561,275
	M Dias Branco SA	Food Products	25,600	402,232
	Odontoprev SA	Health Care Providers & Services	205,528	1,002,576
	Qualicorp SA	Health Care Providers & Services	108,888	1,304,666
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	76,800	540,221

				20,473,562

	Chile 0.7%
	Aguas Andinas SA, A	Water Utilities	2,015,872	1,284,439
	Enel Chile SA	Electric Utilities	5,304,128	647,653
	Enel Generacion Chile SA	Independent Power and Renewable Electricity Producers	994,944	869,955

				2,802,047

	China 15.7%
	AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components	320,000	5,375,190
	Agricultural Bank of China Ltd., H	Banks	7,980,000	3,575,864
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	704,000	2,960,861
	China Everbright Bank Co. Ltd., H	Banks	1,792,000	828,238
	China Mobile Ltd.	Wireless Telecommunication Services	352,000	3,567,004
	Chongqing Changan Automobile Co. Ltd., B	Automobiles	627,110	829,381
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	1,408,000	892,314
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	2,624,000	4,172,492
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	1,280,000	2,143,521
	Dongfeng Motor Group Co. Ltd., H	Automobiles	1,920,000	2,536,828
	Great Wall Motor Co. Ltd., H	Automobiles	2,144,000	2,635,154
	Guangdong Investment Ltd.	Water Utilities	1,792,000	2,555,838
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	896,000	2,074,037
	Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	2,176,000	1,345,600
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	768,000	1,175,987
	Longfor Properties Co. Ltd.	Real Estate Management & Development	864,000	2,179,164
	NetEase Inc., ADR	Internet Software & Services	13,824	3,646,909
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	384,000	3,008,796
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	1,216,000	442,142
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	1,056,000	704,388
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	832,000	733,927
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	1,792,000	1,066,844
	Sunac China Holdings Ltd.	Real Estate Management & Development	1,152,000	5,272,767
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	320,000	5,088,404
a	Yum China Holdings Inc.	Hotels, Restaurants & Leisure	104,448	4,174,787
a	YY Inc., ADR	Internet Software & Services	9,664	838,642

				63,825,079

	Colombia 0.3%
	Grupo Inversiones Suramericcana SA.	Diversified Financial Services	76,800	1,069,073

libertyshares.com	Semiannual Report	25

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Czech Republic 0.4%
Moneta Money Bank AS	Banks	204,608	$720,316
O2 Czech Republic AS	Diversified Telecommunication Services	62,848	771,818

			1,492,134

Hungary 0.7%
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	264,704	3,021,950

India 10.3%
Asian Paints Ltd.	Chemicals	141,888	2,458,277
Bajaj Auto Ltd.	Automobiles	33,280	1,584,214
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	425,292	3,068,587
Coal India Ltd.	Oil, Gas & Consumable Fuels	348,672	1,445,772
Dabur India Ltd.	Personal Products	210,624	983,471
Eicher Motors Ltd.	Machinery	5,628	2,689,352
HCL Technologies Ltd.	IT Services	253,760	3,398,488
Hero Motocorp Ltd.	Automobiles	28,608	1,653,128
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	300,416	1,962,914
Hindustan Unilever Ltd.	Household Products	214,336	3,851,945
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	134,592	825,231
Infosys Ltd.	IT Services	199,668	2,750,784
ITC Ltd.	Tobacco	730,176	2,887,392
Marico Ltd.	Personal Products	222,464	1,058,339
Maruti Suzuki India Ltd.	Automobiles	32,384	3,955,389
Rural Electrification Corp. Ltd.	Diversified Financial Services	56,000	131,084
Tata Consultancy Services Ltd.	IT Services	81,024	3,021,592
Tech Mahindra Ltd.	IT Services	218,944	1,534,653
Wipro Ltd.	IT Services	601,408	2,580,291

			41,840,903

Indonesia 3.5%
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	6,009,600	1,722,255
Matahari Department Store Tbk PT	Multiline Retail	1,894,400	1,304,519
PT Telekom Indonesia (Persero) Tbk	Diversified Telecommunication Services	11,078,400	3,849,351
Surya Citra Media Tbk PT	Media	4,320,000	702,413
Unilever Indonesia Tbk PT	Household Products	1,126,400	4,095,734
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	1,011,200	2,402,435

			14,076,707

Malaysia 2.9%
AirAsia Bhd.	Airlines	403,200	329,435
Astro Malaysia Holdings Bhd.	Media	1,126,400	752,267
British American Tobacco Malaysia Bhd.	Tobacco	134,400	1,392,222
Digi.com Bhd.	Wireless Telecommunication Services	2,976,000	3,453,499
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	377,600	622,403
Maxis Bhd.	Wireless Telecommunication Services	1,171,200	1,608,753
Petronas Chemicals Group Bhd.	Chemicals	1,484,800	2,563,456
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	76,800	442,339
Westports Holdings Bhd.	Transportation Infrastructure	723,200	652,550

			11,816,924

Mexico 2.5%
Gruma SAB de CV	Food Products	120,512	1,766,808
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	219,456	2,252,659
Kimberly-Clark de Mexico SAB de CV, A	Household Products	1,047,744	2,137,694
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	1,753,984	4,027,762

			10,184,923

Pakistan 0.4%
Engro Corp. Ltd.	Chemicals	83,200	239,422
Habib Bank Ltd.	Banks	172,800	296,561

26	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Pakistan (continued)
	Lucky Cement Ltd.	Construction Materials		44,800	$240,323
	MCB Bank Ltd.	Banks		128,000	251,552
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels		224,000	315,397
	United Bank Ltd.	Banks		134,400	239,897

					1,583,152

	Philippines 0.2%
	DMCI Holdings Inc.	Industrial Conglomerates		755,200	231,914
	Globe Telecom Inc.	Wireless Telecommunication Services		17,920	723,157

					955,071

	Poland 1.5%
a	PGE Polska Grupa Energetyczna SA	Electric Utilities		608,000	2,219,130
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels		100,800	3,366,501
a	Tauron Polska Energia SA	Electric Utilities		557,184	573,400

					6,159,031

	Qatar 1.0%
a	The Commercial Bank QSC	Banks		742	5,933
	Doha Bank QSC	Banks		97,377	775,646
	Industries Qatar QSC	Industrial Conglomerates		94,400	2,377,405
	Qatar Electricity & Water Co. QSC	Multi-Utilities		20,992	1,007,870

					4,166,854

	Russia 9.9%
	Alrosa PJSC	Metals & Mining		2,352,896	3,338,183
	Federal Hydrogenerating Co.	Electric Utilities		51,377,216	767,210
	Gazprom PJSC	Oil, Gas & Consumable Fuels		1,708,224	3,616,927
	Inter RAO UES PJSC	Electric Utilities		19,866,560	1,289,001
	LUKOIL PJSC	Oil, Gas & Consumable Fuels		75,456	4,010,904
	MMC Norilsk Nickel PJSC	Metals & Mining		25,728	4,442,698
	Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services		416,384	4,347,049
	NLMK PJSC	Metals & Mining		486,144	1,113,974
b	Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels		29,376	3,445,805
b	PhosAgro PJSC, GDR, Reg S	Chemicals		101,568	1,447,344
	Rosneft PJSC	Oil, Gas & Consumable Fuels		742,720	4,118,301
	Severstal PJSC	Metals & Mining		164,416	2,485,200
	Surgutneftegas OAO	Oil, Gas & Consumable Fuels		3,492,608	1,784,305
	Tatneft PAO	Oil, Gas & Consumable Fuels		556,160	3,951,555

					40,158,456

	South Africa 3.8%
	Bidvest Group Ltd.	Industrial Conglomerates		146,112	1,868,372
	Fortress Income Fund Ltd., A	Equity Real Estate Investment Trusts (REITs	)	499,904	638,648
	Mr. Price Group Ltd.	Specialty Retail		186,048	2,480,732
	Pick ‘N Pay Stores Ltd.	Food & Staples Retailing		192,448	821,102
	Sibanye-Stillwater	Metals & Mining		1,070,720	1,206,914
	Tiger Brands Ltd.	Food Products		85,120	2,378,821
	Truworths International Ltd.	Specialty Retail		330,496	1,890,822
	Vodacom Group Ltd.	Wireless Telecommunication Services		328,448	3,919,727

					15,205,138

	South Korea 14.5%
	BGF Retail Co. Ltd.	Food & Staples Retailing		10,688	774,527
	BNK Financial Group Inc.	Banks		75,264	657,127
	Coway Co. Ltd.	Household Durables		40,000	3,282,839
	DGB Financial Group Inc.	Banks		81,920	751,002
	Hana Financial Group Inc.	Banks		105,984	4,381,492
	Hankook Tire Co. Ltd.	Auto Components		43,840	2,304,246
	Hanon Systems	Auto Components		121,152	1,332,794
	Hanssem Co. Ltd.	Household Durables		5,888	778,829

libertyshares.com	Semiannual Report	27

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
South Korea (continued)
Hanwha Life Insurance Co. Ltd.	Insurance	103,680	$620,079
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	36,160	1,430,172
Hyundai Mobis Co. Ltd.	Auto Components	16,576	3,473,384
Industrial Bank of Korea	Banks	132,032	1,659,982
Kangwon Land Inc.	Hotels, Restaurants & Leisure	76,160	2,327,324
KB Financial Group Inc.	Banks	86,144	4,219,390
Kia Motors Corp.	Automobiles	111,872	3,091,412
KT&G Corp.	Tobacco	41,536	3,825,947
LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	68,096	1,816,329
Lotte Chemical Corp.	Chemicals	9,280	3,062,680
Naver Corp.	Internet Software & Services	5,120	3,330,336
S-1 Corp.	Commercial Services & Supplies	13,568	1,056,677
S-Oil Corp.	Oil, Gas & Consumable Fuels	14,016	1,560,257
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	1,856	4,154,873
SK Hynix Inc.	Semiconductors & Semiconductor Equipment	80,640	5,836,693
SK Telecom Co. Ltd.	Wireless Telecommunication Services	13,120	2,921,028

			58,649,419

Taiwan 13.0%
Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	208,194	1,462,384
Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	384,000	3,140,483
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	384,000	3,735,655
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	385,770	915,956
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	1,024,000	3,528,822
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	128,280	1,592,713
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	1,088,000	2,604,828
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	256,800	1,168,658
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	576,000	2,013,455
Foxconn Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	448,200	1,308,063
Highwealth Construction Corp.	Real Estate Management & Development	576,000	780,689
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	1,344,000	4,742,382
Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	24,000	4,254,056
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	256,000	553,806
Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	384,000	1,092,837
Nien Made Enterprise Co. Ltd.	Household Durables	64,000	656,378
Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	448,000	1,691,597
Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	128,000	1,519,588
President Chain Store Corp.	Food & Staples Retailing	384,000	3,222,794
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	256,000	899,090
Ruentex Industries Ltd.	Textiles, Apparel & Luxury Goods	320,000	478,037
Siliconware Precision Industries Co.	Semiconductors & Semiconductor Equipment	1,536,000	2,454,135
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	960,000	3,434,903
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	576,000	4,112,386
Transcend Information Inc.	Technology Hardware, Storage & Peripherals	192,000	548,318
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	640,000	1,105,923

			53,017,936

Thailand 3.4%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	806,400	4,618,363
BEC World PCL, NVDR	Media	800,000	391,004
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	204,800	1,320,300
Central Pattana PCL, NVDR	Real Estate Management & Development	742,400	1,736,348
Delta Electronics Thailand PCL, NVDR	Electronic Equipment, Instruments & Components	371,200	971,130
Glow Energy PCL, NVDR	Independent Power and Renewable Electricity Producers	140,800	376,804
KCE Electronics PCL, NVDR	Electronic Equipment, Instruments & Components	128,000	383,808
The Siam Cement PCL, NVDR	Construction Materials	185,600	2,782,609
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	441,600	1,224,827

			13,805,193

28	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Turkey 2.9%
	Aselsan Elektronik Sanayi ve Ticaret AS	Aerospace & Defense	61,696	$456,288
	BIM Birlesik Magazalar AS	Food & Staples Retailing	151,680	3,167,020
	Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	946,816	2,058,122
	Ford Otomotiv Sanayi AS	Automobiles	49,472	634,381
	Petkim Petrokimya Holding AS	Chemicals	308,160	518,207
	TAV Havalimanlari Holding AS	Transportation Infrastructure	113,472	563,196
	Tofas Turk Otomobil Fabrikasi AS	Automobiles	81,728	709,699
	Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	84,352	2,884,397
	Turkiye Is Bankasi, C	Banks	402,688	767,758

				11,759,068

	United Arab Emirates 2.2%
	Aldar Properties PJSC	Real Estate Management & Development	2,084,992	1,322,759
	Damac Properties Dubai Co. PJSC	Real Estate Management & Development	792,832	820,324
	Dubai Islamic Bank PJSC	Banks	414,784	683,279
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	787,840	3,711,116
	First Abu Dhabi Bank PJSC	Banks	870,382	2,417,300

				8,954,778

	Total Common Stocks (Cost $342,496,542)			385,017,398

	Management Investment Companies 2.8%
	India 2.8%
	iShares MSCI India ETF	Diversified Financial Services	198,080	6,506,928
	WisdomTree India Earnings ETF	Diversified Financial Services	196,672	4,950,234

	Total Management Investment Companies (Cost $9,975,650)			11,457,162

	Preferred Stocks 2.0%
	Colombia 0.1%
c	Grupo de Inversiones Surameric SA, 1.498%, pfd.	Diversified Financial Services	26,496	362,515

	Russia 0.8%
	Surgutneftegas OAO, 2.029%, pfd.	Oil, Gas & Consumable Fuels	4,127,168	2,119,962
	Transneft PJSC, 4.604%, pfd.	Oil, Gas & Consumable Fuels	320	986,839

				3,106,801

	South Korea 1.1%
c	Hyundai Motor Co., 4.327%, pfd.	Automobiles	14,912	1,218,635
c	Hyundai Motor Co., 4.000%, pfd., 2	Automobiles	23,936	2,142,087
	LG Chem Ltd., 1.992%, pfd.	Chemicals	3,200	708,255
c	Samsung Electronics Co., Ltd., 2.015%, pfd.	Technology Hardware, Storage & Peripherals	256	460,883

				4,529,860

	Total Preferred Stocks (Cost $7,347,505)			7,999,176

	Total Investments (Cost $359,819,697) 99.6%			404,473,736
	Other Assets, less Liabilities 0.4%			1,428,318

	Net Assets 100.0%			$405,902,054

See Abbreviations on page 69.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2017, the aggregate value of these securities was $4,893,149, representing 1.2% of net assets.

cVariable rate securities. The rate shown represents the yield at period end.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Global Dividend ETF

	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$27.31	$25.43

Income from investment operations[b]:

Net investment income[c]	0.44	0.67

Net realized and unrealized gains (losses)	0.99	1.79

Total from investment operations	1.43	2.46

Less distributions from net investment income	(0.62)	(0.58)

Net asset value, end of period	$28.12	$27.31

Total return[d]	5.25%	9.79%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.97%	0.98%

Expenses net of waiver and payments by affiliates	0.45%	0.45%

Net investment income	3.16%	3.11%

Supplemental data

Net assets, end of period (000’s)	$16,870	$27,306

Portfolio turnover rate[f]	23.62%	13.38%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2017 (unaudited)

Franklin LibertyQ Global Dividend ETF

	Industry	Shares	Value
Common Stocks 97.0%
Australia 9.5%
Amcor Ltd.	Containers & Packaging	14,124	$168,563
Challenger Ltd.	Diversified Financial Services	7,275	71,069
Commonwealth Bank of Australia	Banks	6,264	369,857
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	795	28,077
Macquarie Group Ltd.	Capital Markets	2,889	206,102
Wesfarmers Ltd.	Food & Staples Retailing	11,205	363,374
Westpac Banking Corp.	Banks	15,867	397,405

			1,604,447

Belgium 0.4%
Proximus SADP	Diversified Telecommunication Services	2,103	72,484

Brazil 2.3%
Ambev SA	Beverages	58,280	387,655

Canada 10.0%
Bank of Nova Scotia	Banks	5,925	379,950
Canadian Imperial Bank of Commerce	Banks	4,245	370,548
IGM Financial Inc.	Capital Markets	1,335	44,769
Royal Bank of Canada	Banks	4,809	371,216
TELUS Corp.	Diversified Telecommunication Services	2,058	73,852
The Toronto-Dominion Bank	Banks	7,071	397,184
Vermilion Energy Inc.	Oil, Gas & Consumable Fuels	1,551	55,001

			1,692,520

Denmark 0.2%
Tryg AS	Insurance	1,164	26,887

Finland 1.4%
Elisa OYJ	Diversified Telecommunication Services	1,278	55,025
Kone OYJ, B	Machinery	2,316	122,661
Nokian Renkaat OYJ	Auto Components	1,437	63,927

			241,613

France 2.1%
CNP Assurances	Insurance	1,335	31,296
Sanofi	Pharmaceuticals	3,336	331,320

			362,616

Germany 1.9%
Deutsche Boerse AG	Capital Markets	1,590	172,387
Hannover Rueck SE	Insurance	450	54,236
Hugo Boss AG	Textiles, Apparel & Luxury Goods	1,023	90,209

			316,832

Hong Kong 0.4%
Sands China Ltd.	Hotels, Restaurants & Leisure	13,200	68,698

Japan 4.0%
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,400	254,963
NTT DoCoMo Inc.	Wireless Telecommunication Services	13,500	308,282
Resona Holdings Inc.	Banks	22,200	113,993

			677,238

Qatar 0.5%
Qatar National Bank SAQ	Banks	2,544	85,248

Singapore 1.6%
SATS Ltd.	Transportation Infrastructure	6,900	23,424
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	87,900	238,140

			261,564

libertyshares.com	Semiannual Report	31

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Dividend ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
South Africa 2.2%
Barclays Africa Group Ltd.	Banks	5,022	$51,698
FirstRand Ltd.	Diversified Financial Services	33,579	129,392
Rand Merchant Investment Holdings Ltd.	Insurance	3,984	12,236
RMB Holdings Ltd.	Diversified Financial Services	9,813	46,149
Sanlam Ltd.	Insurance	12,201	61,138
The Spar Group Ltd.	Food & Staples Retailing	2,604	32,222
Truworths International Ltd.	Specialty Retail	6,672	38,172

			371,007

Spain 0.5%
Red Electrica Corp. SA	Electric Utilities	3,699	77,751

Sweden 3.7%
Atlas Copco AB	Machinery	5,013	193,952
Hennes & Mauritz AB, B	Specialty Retail	13,479	348,438
Skanska AB, B	Construction & Engineering	3,705	85,653

			628,043

Switzerland 5.5%
Novartis AG	Pharmaceuticals	4,074	349,044
Roche Holding AG	Pharmaceuticals	1,200	306,573
Zurich Insurance Group AG	Insurance	879	268,351

			923,968

Taiwan 0.3%
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	6,600	30,036
Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	1,000	11,872
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	9,000	15,522

			57,430

United Arab Emirates 0.1%
Aldar Properties PJSC	Real Estate Management & Development	32,058	20,338

United Kingdom 14.1%
BAE Systems PLC	Aerospace & Defense	26,754	226,674
British American Tobacco PLC	Tobacco	4,689	293,915
BT Group PLC	Diversified Telecommunication Services	85,524	325,756
GlaxoSmithKline PLC	Pharmaceuticals	15,372	306,986
IMI PLC	Machinery	3,153	52,582
Marks & Spencer Group PLC	Multiline Retail	17,340	82,216
Relx NV	Professional Services	12,717	270,763
Smiths Group PLC	Industrial Conglomerates	3,471	73,439
Tate & Lyle PLC	Food Products	3,681	32,027
Unilever NV, IDR	Personal Products	5,985	354,056
Unilever PLC	Personal Products	6,123	354,802

			2,373,216

United States 36.3%
Altria Group Inc.	Tobacco	4,644	294,523
Bristol-Myers Squibb Co.	Pharmaceuticals	6,123	390,280
Cincinnati Financial Corp.	Insurance	1,116	85,452
Clorox Co.	Household Products	1,908	251,684
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	1,395	109,898
Eli Lilly & Co.	Pharmaceuticals	4,248	363,374
Garmin Ltd.	Household Durables	984	53,107
General Mills Inc.	Food Products	3,579	185,249
H&R Block Inc.	Diversified Consumer Services	2,130	56,402
Hasbro Inc.	Leisure Equipment & Products	1,227	119,841
Intel Corp.	Semiconductors & Semiconductor Equipment	9,510	362,141

32	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Dividend ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Johnson & Johnson	Pharmaceuticals	2,595	$337,376
	Kimberly-Clark Corp.	Household Products	2,631	309,616
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	2,487	159,566
	Leggett & Platt Inc.	Household Durables	2,079	99,231
	Lockheed Martin Corp.	Aerospace & Defense	1,209	375,141
	LyondellBasell Industries NV, A	Chemicals	3,177	314,682
	Maxim Integrated Products Inc.	Semiconductors & Semiconductor Equipment	3,657	174,475
	McDonald’s Corp.	Hotels, Restaurants & Leisure	2,229	349,240
	Merck & Co. Inc.	Pharmaceuticals	5,181	331,739
	Microchip Technology Inc.	Semiconductors & Semiconductor Equipment	1,689	151,638
	Paychex Inc.	IT Services	4,893	293,384
	Philip Morris International Inc.	Tobacco	2,868	318,377
	The Procter & Gamble Co.	Household Products	3,813	346,907
	Seagate Technology PLC	Technology Hardware, Storage & Peripherals	442	14,661
	Sysco Corp.	Food & Staples Retailing	4,959	267,538

				6,115,522

	Total Common Stocks (Cost $14,962,667)			16,365,077

	Preferred Stocks 2.5%
	Brazil 2.5%
a	Itau Unibanco Holding SA, 4.208%, pfd.	Banks	30,600	419,364

	Total Investments (Cost $15,190,315) 99.5%			16,784,441
	Other Assets, less Liabilities 0.5%			85,707

	Net Assets 100.0%			$16,870,148

See Abbreviations on page 69.

aVariable rate security. The rate shown represents the yield at period end.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Global Equity ETF

	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$27.18	$25.32

Income from investment operations[b]:

Net investment income[c]	0.41	0.56

Net realized and unrealized gains (losses)	1.93	1.92

Total from investment operations	2.34	2.48

Less distributions from net investment income	(0.32)	(0.62)

Net asset value, end of period	$29.20	$27.18

Total return[d]	8.68%	9.95%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.25%	1.04%

Expenses net of waiver and payments by affiliates	0.35%	0.35%

Net investment income	2.94%	2.60%

Supplemental data

Net assets, end of period (000’s)	$17,522	$21,744

Portfolio turnover rate[f]	15.09%	13.84%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2017 (unaudited)

Franklin LibertyQ Global Equity ETF

	Industry		Shares	Value
Common Stocks and Other Equity Interests 98.1%
Australia 4.1%
AGL Energy Ltd.	Multi-Utilities		1,206	$22,115
Amcor Ltd.	Containers & Packaging		2,325	27,748
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		1,116	18,389
Aurizon Holdings Ltd.	Road & Rail		3,441	13,230
Australia & New Zealand Banking Group Ltd.	Banks		3,339	77,550
Bluescope Steel Ltd.	Metals & Mining		633	5,449
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels		498	12,543
Cimic Group Ltd.	Construction & Engineering		162	5,620
Cochlear Ltd.	Health Care Equipment & Supplies		156	19,488
Crown Resorts Ltd.	Hotels, Restaurants & Leisure		519	4,606
CSL Ltd.	Biotechnology		1,017	106,899
Dexus	Equity Real Estate Investment Trusts (REITs	)	2,784	20,752
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure		117	4,132
Fortescue Metals Group Ltd.	Metals & Mining		2,421	9,764
Goodman Group	Equity Real Estate Investment Trusts (REITs	)	2,889	18,679
GPT Group	Equity Real Estate Investment Trusts (REITs	)	6,474	25,196
Harvey Norman Holdings Ltd.	Multiline Retail		1,728	5,261
James Hardie Industries PLC, CDI	Construction Materials		513	7,133
Macquarie Group Ltd.	Capital Markets		429	30,605
Medibank Private Ltd.	Insurance		6,564	15,039
Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	9,396	16,883
National Australia Bank Ltd.	Banks		2,262	55,909
Newcrest Mining Ltd.	Metals & Mining		957	15,784
Qantas Airways Ltd.	Airlines		1,086	4,968
REA Group Ltd.	Media		117	6,151
Sonic Healthcare Ltd.	Health Care Providers & Services		696	11,419
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure		1,512	5,066
Tatts Group Ltd.	Hotels, Restaurants & Leisure		2,868	8,956
TPG Telecom Ltd.	Diversified Telecommunication Services		1,626	6,213
Vicinity Centres	Equity Real Estate Investment Trusts (REITs	)	12,333	25,741
Wesfarmers Ltd.	Food & Staples Retailing		2,148	69,659
Woolworths Ltd.	Food & Staples Retailing		2,334	46,169

				723,116

Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels		243	14,160

Belgium 0.1%
Colruyt SA	Food & Staples Retailing		153	7,838
Proximus SADP	Diversified Telecommunication Services		312	10,754

				18,592

Bermuda 0.1%
Axis Capital Holdings Ltd.	Insurance		195	11,175

Brazil 0.7%
Ambev SA	Beverages		9,300	61,860
BB Seguridade Participacoes SA	Insurance		1,614	14,609
Cielo SA	IT Services		2,152	14,954
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities		300	3,156
EDP-Energias do Brasil SA	Electric Utilities		621	2,972
Engie Brasil SA	Independent Power and Renewable Electricity Producers		309	3,541
Fibria Celulose SA	Paper & Forest Products		325	4,403
Odontoprev SA	Health Care Providers & Services		516	2,517
Qualicorp SA	Health Care Providers & Services		362	4,337
Transmissora Alianca de Energia Eletrica SA	Electric Utilities		300	2,110

				114,459

libertyshares.com	Semiannual Report	35

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry		Shares	Value
Common Stocks and Other Equity Interests (continued)
Canada 3.8%
Agrium Inc.	Chemicals		228	$24,378
Alimentation Couche-Tard Inc., B	Food & Staples Retailing		750	34,122
BCE Inc.	Diversified Telecommunication Services		303	14,163
Canadian Imperial Bank of Commerce	Banks		597	52,112
Canadian National Railway Co.	Road & Rail		1,275	105,393
CCL Industries Inc., B	Containers & Packaging		270	13,035
CI Financial Corp.	Capital Markets		456	9,950
Constellation Software Inc.	Software		48	26,127
Dollarama Inc.	Multiline Retail		243	26,528
First Capital Realty Inc.	Real Estate Management & Development		198	3,116
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods		453	14,123
H&R Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs	)	1,053	18,136
The Jean Coutu Group (PJC) Inc.	Food & Staples Retailing		156	3,031
Linamar Corp.	Auto Components		93	5,662
Magna International Inc.	Auto Components		789	42,010
Metro Inc., A	Food & Staples Retailing		456	15,645
RioCan REIT	Equity Real Estate Investment Trusts (REITs	)	1,314	25,142
Rogers Communications Inc., B	Wireless Telecommunication Services		666	34,262
Saputo Inc.	Food Products		471	16,265
Shaw Communications Inc.	Media		762	17,499
Smart REIT	Equity Real Estate Investment Trusts (REITs	)	924	21,751
TELUS Corp.	Diversified Telecommunication Services		396	14,211
The Toronto-Dominion Bank	Banks		2,160	121,329

				657,990

Chile 0.1%
Aguas Andinas SA, A	Water Utilities		6,588	4,197
Enel Americas SA	Electric Utilities		51,675	10,596
Enel Chile SA	Electric Utilities		35,553	4,341
Enel Generacion Chile SA	Independent Power and Renewable Electricity Producers		3,927	3,434

				22,568

China 3.5%
AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components		1,500	25,196
Agricultural Bank of China Ltd., H	Banks		42,000	18,820
Bank of China Ltd., H	Banks		135,000	66,543
Bank of Communications Co. Ltd.	Banks		9,000	6,568
China Construction Bank Corp., H	Banks		144,000	119,467
China Everbright Bank Co. Ltd., H	Banks		9,000	4,160
China Mobile Ltd.	Wireless Telecommunication Services		10,500	106,402
China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers		6,000	10,831
Chongqing Changan Automobile Co. Ltd., B	Automobiles		3,000	3,968
Chongqing Rural Commercial Bank Co. Ltd., H	Banks		9,000	5,704
Country Garden Holdings Co. Ltd.	Real Estate Management & Development		9,000	14,311
Dongfeng Motor Group Co. Ltd., H	Automobiles		6,000	7,928
Fuyao Group Glass Industries Co. Ltd., H	Auto Components		1,200	4,356
Great Wall Motor Co. Ltd., H	Automobiles		6,000	7,375
Guangdong Investment Ltd.	Water Utilities		6,000	8,557
Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers		6,000	3,710
Industrial and Commercial Bank of China Ltd., H	Banks		126,000	93,564
Longfor Properties Co. Ltd.	Real Estate Management & Development		4,500	11,350
NetEase Inc., ADR	Internet Software & Services		120	31,657
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development		10,500	7,004
Sinopec Engineering Group Co. Ltd.	Construction & Engineering		3,000	2,646
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals		6,000	3,572

36	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Sunac China Holdings Ltd.	Real Estate Management & Development		3,000	$13,731
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components		1,000	15,901
a	Yum China Holdings Inc.	Hotels, Restaurants & Leisure		405	16,188
a	YY Inc., ADR	Internet Software & Services		42	3,645

					613,154

	Colombia 0.0%†
	Grupo Inversiones Suramericcana SA.	Diversified Financial Services		99	1,378

	Czech Republic 0.0%†
	Moneta Money Bank AS	Banks		236	831
	O2 Czech Republic AS	Diversified Telecommunication Services		249	3,058

					3,889

	Denmark 1.2%
	Coloplast AS, B	Health Care Equipment & Supplies		291	23,623
	Novo Nordisk AS, B	Pharmaceuticals		4,080	195,094

					218,717

	Finland 0.4%
	Elisa OYJ	Diversified Telecommunication Services		252	10,850
	Kone OYJ, B	Machinery		618	32,731
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		201	8,780
	Nokian Renkaat OYJ	Auto Components		285	12,679
	Orion OYJ	Pharmaceuticals		288	13,367

					78,407

	France 0.7%
	Cie Generale des Etablissements Michelin, B	Auto Components		321	46,867
	CNP Assurances	Insurance		312	7,314
	Hermes International	Textiles, Apparel & Luxury Goods		45	22,692
	SCOR SE	Insurance		288	12,078
	Unibail-Rodamco SE	Equity Real Estate Investment Trusts (REITs	)	117	28,459

					117,410

	Germany 0.3%
b	Covestro AG, 144A	Chemicals		180	15,481
	Deutsche Lufthansa AG	Airlines		447	12,424
	Hugo Boss AG	Textiles, Apparel & Luxury Goods		135	11,904
	TUI AG	Hotels, Restaurants & Leisure		396	6,726

					46,535

	Hong Kong 1.0%
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		300	4,321
	CK Infrastructure Holdings Ltd.	Electric Utilities		1,500	12,905
	CLP Holdings Ltd.	Electric Utilities		3,000	30,746
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		1,500	10,800
	Hysan Development Co. Ltd.	Real Estate Management & Development		3,000	14,115
a	I-CABLE Communications Ltd.	Media		831	27
	Kerry Properties Ltd.	Real Estate Management & Development		1,500	6,213
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	3,000	24,313
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure		2,400	5,752
	NWS Holdings Ltd.	Industrial Conglomerates		3,000	5,846
	Sands China Ltd.	Hotels, Restaurants & Leisure		4,800	24,981
	Sino Land Co. Ltd.	Real Estate Management & Development		6,000	10,539
	The Wharf Holdings Ltd.	Real Estate Management & Development		3,000	26,733
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods		1,500	5,704

					182,995

libertyshares.com	Semiannual Report	37

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Hungary 0.1%
	MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	672	$7,672
	Richter Gedeon Nyrt	Pharmaceuticals	228	5,683

				13,355

	Indonesia 0.4%
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	37,200	10,661
	PT Telekom Indonesia (Persero) Tbk	Diversified Telecommunication Services	102,600	35,650
	Unilever Indonesia Tbk PT	Household Products	3,300	11,999
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	3,300	7,840

				66,150

	Israel 0.1%
	Azrieli Group Ltd.	Real Estate Management & Development	69	3,832
a	Check Point Software Technologies Ltd.	Software	141	16,077
	Mizrahi Tefahot Bank Ltd.	Banks	255	4,572

				24,481

	Italy 0.3%
	Ferrari NV	Automobiles	114	12,601
c	Poste Italiane SpA, Reg S	Insurance	1,218	8,971
	Recordati SpA	Pharmaceuticals	96	4,426
	Snam SpA	Oil, Gas & Consumable Fuels	4,050	19,515

				45,513

	Japan 4.2%
	ABC-Mart Inc.	Specialty Retail	300	15,831
	Astellas Pharma Inc.	Pharmaceuticals	4,500	57,227
	Bandai Namco Holdings Inc.	Leisure Equipment & Products	300	10,287
	Bridgestone Corp.	Auto Components	1,200	54,433
	CANON Inc.	Technology Hardware, Storage & Peripherals	1,800	61,485
	Concordia Financial Group Ltd.	Banks	1,500	7,410
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	200	36,423
	Fuji Heavy Industries Ltd.	Automobiles	1,500	54,102
	Hitachi Chemical Co. Ltd.	Chemicals	300	8,222
	Hoya Corp.	Health Care Equipment & Supplies	600	32,381
	Iida Group Holdings Co. Ltd.	Household Durables	300	5,346
	Isuzu Motors Ltd.	Automobiles	1,200	15,895
	Japan Airlines Co. Ltd.	Airlines	300	10,149
	KDDI Corp.	Wireless Telecommunication Services	3,300	86,982
	Kuraray Co. Ltd.	Chemicals	900	16,822
	Lawson Inc.	Food & Staples Retailing	300	19,855
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	300	7,028
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,200	54,976
	Nitori Co. Ltd.	Specialty Retail	100	14,294
	Nitto Denko Corp.	Chemicals	300	25,004
	NTT DoCoMo Inc.	Wireless Telecommunication Services	3,000	68,507
	Obayashi Corp.	Construction & Engineering	1,200	14,381
	Resona Holdings Inc.	Banks	4,500	23,107
	Start Today Co. Ltd.	Internet & Direct Marketing Retail	300	9,501
	Sumitomo Rubber Industries Ltd.	Auto Components	600	10,991
	Sundrug Co. Ltd.	Food & Staples Retailing	300	12,420

				733,059

	Malaysia 0.3%
	AirAsia Bhd.	Airlines	1,500	1,225
	Astro Malaysia Holdings Bhd.	Media	5,100	3,406
	Digi.com Bhd.	Wireless Telecommunication Services	8,100	9,400
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies	1,500	2,472

38	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Malaysia (continued)
	Malayan Banking Bhd.	Banks	3,600	$8,125
	Maxis Bhd.	Wireless Telecommunication Services	2,400	3,297
	Petronas Chemicals Group Bhd.	Chemicals	5,100	8,805
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	600	3,456
	Westports Holdings Bhd.	Transportation Infrastructure	4,800	4,331

				44,517

	Mexico 0.2%
	Gruma SAB de CV	Food Products	651	9,544
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	633	6,498
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	8,787	20,178

				36,220

	Netherlands 0.1%
	Aegon NV	Insurance	2,760	16,079

	New Zealand 0.1%
	Fletcher Building Ltd.	Construction Materials	1,254	7,243
	Spark New Zealand Ltd.	Diversified Telecommunication Services	5,160	13,615

				20,858

	Norway 0.3%
a	Marine Harvest ASA	Food Products	600	11,871
	Telenor ASA	Diversified Telecommunication Services	1,173	24,815
	Yara International ASA	Chemicals	306	13,712

				50,398

	Pakistan 0.0%†
	MCB Bank Ltd.	Banks	1,800	3,538
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	3,000	4,224

				7,762

	Philippines 0.0%†
	DMCI Holdings Inc.	Industrial Conglomerates	6,300	1,935
	Globe Telecom Inc.	Wireless Telecommunication Services	60	2,421

				4,356

	Poland 0.2%
a	PGE Polska Grupa Energetyczna SA	Electric Utilities	1,788	6,526
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	567	18,937
	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	1,647	3,069
a	Tauron Polska Energia SA	Electric Utilities	1,482	1,525

				30,057

	Qatar 0.1%
	Barwa Real Estate Co.	Real Estate Management & Development	99	872
a	The Commercial Bank QSC	Banks	2	19
	Doha Bank QSC	Banks	380	3,027
	Industries Qatar QSC	Industrial Conglomerates	345	8,688
	Qatar Electricity & Water Co. QSC	Multi-Utilities	90	4,321

				16,927

	Russia 1.3%
	Alrosa PJSC	Metals & Mining	9,384	13,314
	Federal Hydrogenerating Co.	Electric Utilities	350,562	5,235
	Gazprom PJSC	Oil, Gas & Consumable Fuels	21,822	46,205
	Inter RAO UES PJSC	Electric Utilities	77,838	5,051
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	921	48,956
	MMC Norilsk Nickel PJSC	Metals & Mining	126	21,758

libertyshares.com	Semiannual Report	39

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Russia (continued)
	Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services		1,287	$13,436
	NLMK PJSC	Metals & Mining		1,764	4,042
c	Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels		156	18,299
c	PhosAgro PJSC, GDR, Reg S	Chemicals		357	5,087
	Rosneft PJSC	Oil, Gas & Consumable Fuels		2,280	12,642
	Severstal PJSC	Metals & Mining		432	6,530
	Surgutneftegas OAO	Oil, Gas & Consumable Fuels		23,730	12,123
	Tatneft PAO	Oil, Gas & Consumable Fuels		2,970	21,102

					233,780

	Singapore 0.5%
	CapitaLand Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	3,900	4,753
a	CapitaLand Commercial Trust, rts., 10/19/17	Equity Real Estate investment Trusts (REITs	)	647	139
	CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs	)	4,500	6,628
	SATS Ltd.	Transportation Infrastructure		1,500	5,092
	Singapore Airlines Ltd.	Airlines		900	6,654
	Singapore Exchange Ltd.	Capital Markets		2,100	11,428
	Singapore Technologies Engineering Ltd.	Aerospace & Defense		2,700	6,840
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		15,600	42,275
	StarHub Ltd.	Wireless Telecommunication Services		2,700	5,170
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery		5,100	5,371

					94,350

	South Africa 0.3%
	Bidvest Group Ltd.	Industrial Conglomerates		510	6,522
	Fortress Income Fund Ltd., A	Equity Real Estate Investment Trusts (REITs	)	2,358	3,012
	Mr. Price Group Ltd.	Specialty Retail		609	8,120
	Pick ‘N Pay Stores Ltd.	Food & Staples Retailing		921	3,930
	Tiger Brands Ltd.	Food Products		234	6,540
	Truworths International Ltd.	Specialty Retail		1,290	7,380
	Vodacom Group Ltd.	Wireless Telecommunication Services		927	11,063

					46,567

	South Korea 2.7%
	BNK Financial Group Inc.	Banks		192	1,676
	Coway Co. Ltd.	Household Durables		129	10,587
	DGB Financial Group Inc.	Banks		318	2,915
	Dongbu Insurance Co. Ltd.	Insurance		81	5,163
	Hana Financial Group Inc.	Banks		432	17,859
	Hankook Tire Co. Ltd.	Auto Components		138	7,253
	Hanon Systems	Auto Components		504	5,545
	Hanssem Co. Ltd.	Household Durables		36	4,762
	Hanwha Life Insurance Co. Ltd.	Insurance		288	1,722
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance		114	4,509
	Hyundai Mobis Co. Ltd.	Auto Components		135	28,288
	Industrial Bank of Korea	Banks		285	3,583
	Kangwon Land Inc.	Hotels, Restaurants & Leisure		225	6,876
	KB Financial Group Inc.	Banks		606	29,682
	KT&G Corp.	Tobacco		273	25,146
	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components		258	6,882
	LG Uplus Corp.	Diversified Telecommunication Services		123	1,434
	Lotte Chemical Corp.	Chemicals		24	7,921
	Naver Corp.	Internet Software & Services		36	23,416
	S-1 Corp.	Commercial Services & Supplies		54	4,206
	S-Oil Corp.	Oil, Gas & Consumable Fuels		90	10,019
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals		75	167,896
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment		1,182	85,553
	SK Telecom Co. Ltd.	Wireless Telecommunication Services		36	8,015

					470,908

40	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Spain 0.8%
	Amadeus IT Group SA, A	IT Services	645	$41,931
	Distribuidora Internacional de Alimentacion SA	Food & Staples Retailing	2,286	13,337
	Endesa SA	Electric Utilities	597	13,463
	Industria de Diseno Textil SA	Specialty Retail	1,965	74,069

				142,800

	Sweden 0.9%
	Electrolux AB, B	Household Durables	186	6,303
	Hennes & Mauritz AB, B	Specialty Retail	2,241	57,931
	ICA Gruppen AB	Food & Staples Retailing	132	4,950
	L E Lundbergforetagen AB, B	Diversified Financial Services	45	3,589
	Nordea Bank AB	Banks	3,483	47,109
	Skanska AB, B	Construction & Engineering	816	18,865
	Swedish Match AB	Tobacco	573	20,056

				158,803

	Switzerland 2.0%
	EMS-Chemie Holding AG	Chemicals	24	15,974
	Geberit AG	Building Products	66	31,247
	Kuehne + Nagel International AG	Marine	84	15,566
	Partners Group Holding AG	Capital Markets	39	26,481
	Roche Holding AG	Pharmaceuticals	621	158,651
	Straumann Holding AG	Health Care Equipment & Supplies	9	5,785
a	Swiss Life Holding AG	Insurance	60	21,151
	Swiss Re AG	Insurance	579	52,479
	Swisscom AG	Diversified Telecommunication Services	45	23,077

				350,411

	Taiwan 2.5%
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	1,000	8,228
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	1,000	9,316
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,040	7,218
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	9,000	31,015
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	3,000	7,133
	First Financial Holding Co. Ltd.	Banks	12,060	7,735
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	3,000	10,338
	Foxconn Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	3,050	8,801
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	30,000	103,878
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	6,049	8,638
	Ruentex Industries Ltd.	Textiles, Apparel & Luxury Goods	3,000	4,442
	Siliconware Precision Industries Co.	Semiconductors & Semiconductor Equipment	6,000	9,596
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,000	21,369
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	27,000	192,768
	Transcend Information Inc.	Technology Hardware, Storage & Peripherals	3,000	8,479
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	3,000	5,174

				444,128

	Thailand 0.2%
	Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	2,400	13,745
	Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	600	3,868
	Central Pattana PCL, NVDR	Real Estate Management & Development	2,700	6,315
	Delta Electronics Thailand PCL, NVDR	Electronic Equipment, Instruments & Components	1,800	4,709
	Glow Energy PCL, NVDR	Independent Power and Renewable Electricity Producers	600	1,606
	Home Product Center PCL, NVDR	Specialty Retail	5,700	2,085
	IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	11,100	2,097

libertyshares.com	Semiannual Report	41

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value
Common Stocks and Other Equity Interests (continued)
Thailand (continued)
The Siam Cement PCL, NVDR	Construction Materials	300	$4,498
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	1,500	4,160

			43,083

Turkey 0.2%
Aselsan Elektronik Sanayi ve Ticaret AS	Aerospace & Defense	282	2,086
BIM Birlesik Magazalar AS	Food & Staples Retailing	396	8,268
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	3,327	7,232
Ford Otomotiv Sanayi AS	Automobiles	90	1,154
Petkim Petrokimya Holding AS	Chemicals	1,407	2,366
TAV Havalimanlari Holding AS	Transportation Infrastructure	282	1,400
Tofas Turk Otomobil Fabrikasi AS	Automobiles	225	1,954
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	285	9,745
Turkiye Is Bankasi, C	Banks	600	1,144

			35,349

United Arab Emirates 0.2%
Damac Properties Dubai Co. PJSC	Real Estate Management & Development	2,124	2,198
Dubai Islamic Bank PJSC	Banks	1,059	1,744
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	2,982	14,047
First Abu Dhabi Bank PJSC	Banks	2,886	8,015

			26,004

United Kingdom 9.4%
3i Group PLC	Capital Markets	1,371	16,794
Admiral Group PLC	Insurance	573	13,969
AstraZeneca PLC	Pharmaceuticals	2,229	148,181
BAE Systems PLC	Aerospace & Defense	5,721	48,471
Barratt Developments PLC	Household Durables	1,593	13,133
The Berkeley Group Holdings PLC	Household Durables	309	15,410
British American Tobacco PLC	Tobacco	2,511	157,394
BT Group PLC	Diversified Telecommunication Services	17,364	66,139
Burberry Group PLC	Textiles, Apparel & Luxury Goods	819	19,339
Capita PLC	Professional Services	1,062	8,050
Compass Group PLC	Hotels, Restaurants & Leisure	2,082	44,218
Croda International PLC	Chemicals	252	12,824
Direct Line Insurance Group PLC	Insurance	2,733	13,332
easyJet PLC	Airlines	348	5,682
Experian PLC	Professional Services	1,290	25,944
GKN PLC	Auto Components	1,848	8,579
GlaxoSmithKline PLC	Pharmaceuticals	7,740	154,571
Hargreaves Lansdown PLC	Capital Markets	537	10,663
HSBC Holdings PLC	Banks	19,194	189,815
IMI PLC	Machinery	192	3,202
International Consolidated Airlines Group SA	Airlines	1,062	8,462
Intertek Group PLC	Professional Services	255	17,044
Johnson Matthey PLC	Chemicals	294	13,490
Marks & Spencer Group PLC	Multiline Retail	3,771	17,880
Mondi PLC	Paper & Forest Products	462	12,428
Next PLC	Multiline Retail	426	30,063
Persimmon PLC	Household Durables	762	26,397
Reckitt Benckiser Group PLC	Household Products	1,110	101,461
Relx NV	Professional Services	2,040	43,435
RELX PLC	Professional Services	2,232	49,021
SSE PLC	Electric Utilities	2,001	37,504
Tate & Lyle PLC	Food Products	1,557	13,547
Taylor Wimpey PLC	Household Durables	3,450	9,049
Unilever NV, IDR	Personal Products	2,673	158,127

42	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	Unilever PLC	Personal Products		2,271	$131,595

					1,645,213

	United States 54.6%
	3M Co.	Industrial Conglomerates		855	179,464
	AbbVie Inc.	Biotechnology		2,535	225,260
	Accenture PLC, A	IT Services		1,395	188,423
	AGNC Investment Corp.	Mortgage Real Estate Investment Trusts (REITs	)	726	15,740
	Altria Group Inc.	Tobacco		2,691	170,663
	American Airlines Group Inc.	Airlines		192	9,118
	American Electric Power Co. Inc.	Electric Utilities		723	50,784
	AmerisourceBergen Corp.	Health Care Providers & Services		243	20,108
	Annaly Capital Management Inc.	Mortgage Real Estate Investment Trusts (REITs	)	2,241	27,318
	Apple Inc.	Technology Hardware, Storage & Peripherals		1,113	171,536
	Applied Materials Inc.	Semiconductors & Semiconductor Equipment		1,149	59,851
	AT&T Inc.	Diversified Telecommunication Services		4,476	175,325
	Atmos Energy Corp.	Gas Utilities		135	11,318
	Avery Dennison Corp.	Containers & Packaging		141	13,866
	Baxter International Inc.	Health Care Equipment & Supplies		525	32,944
	Best Buy Co. Inc.	Specialty Retail		594	33,834
a	Biogen Inc.	Biotechnology		342	107,087
	The Boeing Co.	Aerospace & Defense		921	234,127
	Broadridge Financial Solutions Inc.	IT Services		243	19,639
	C.H. Robinson Worldwide Inc.	Air Freight & Logistics		318	24,200
	CA Inc.	Software		609	20,328
a	Cadence Design Systems Inc.	Software		309	12,196
	Carnival Corp.	Hotels, Restaurants & Leisure		297	19,177
	CBOE Holdings Inc.	Capital Markets		84	9,041
	Celanese Corp., A	Chemicals		108	11,261
	Church & Dwight Co. Inc.	Household Products		528	25,582
	Cisco Systems Inc.	Communications Equipment		5,409	181,905
	Clorox Co.	Household Products		318	41,947
	Coach Inc.	Textiles, Apparel & Luxury Goods		570	22,960
	The Coca-Cola Co.	Beverages		3,987	179,455
	Colgate-Palmolive Co.	Household Products		1,518	110,586
	Colony NorthStar Inc., A	Equity Real Estate Investment Trusts (REITs	)	1,251	15,713
	Consolidated Edison Inc.	Multi-Utilities		459	37,032
	Corning Inc.	Electronic Equipment, Instruments & Components		870	26,030
	Cummins Inc.	Machinery		255	42,848
	Darden Restaurants Inc.	Hotels, Restaurants & Leisure		231	18,198
a	Dell Technologies Inc., V	Software		234	18,067
	Delphi Automotive PLC	Auto Components		462	45,461
	Delta Air Lines Inc.	Airlines		321	15,479
	Dollar General Corp.	Multiline Retail		414	33,555
	Dominos Pizza Inc.	Hotels, Restaurants & Leisure		60	11,913
	DowDuPont Inc.	Chemicals		1,416	98,030
	Dr. Pepper Snapple Group Inc.	Beverages		513	45,385
	Eli Lilly & Co.	Pharmaceuticals		1,662	142,167
	Emerson Electric Co.	Electrical Equipment		1,092	68,621
	Estee Lauder Cos. Inc., A	Personal Products		360	38,822
	Everest Re Group Ltd.	Insurance		78	17,814
	Expeditors International of Washington Inc.	Air Freight & Logistics		336	20,113
a	F5 Networks Inc.	Communications Equipment		150	18,084
	Fastenal Co.	Trading Companies & Distributors		594	27,075
	FirstEnergy Corp.	Electric Utilities		375	11,561
	The Gap Inc.	Specialty Retail		576	17,009
	Garmin Ltd.	Household Durables		231	12,467
a	Gartner Inc., A	IT Services		90	11,197

libertyshares.com	Semiannual Report	43

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
	General Dynamics Corp.	Aerospace & Defense	450	$92,511
	General Motors Co.	Automobiles	2,382	96,185
	Gilead Sciences Inc.	Biotechnology	2,577	208,789
	The Goodyear Tire & Rubber Co.	Auto Components	357	11,870
	H&R Block Inc.	Diversified Consumer Services	423	11,201
	Hasbro Inc.	Leisure Equipment & Products	192	18,753
	The Hershey Co.	Food Products	429	46,834
	The Home Depot Inc.	Specialty Retail	1,074	175,663
	Hormel Foods Corp.	Food Products	849	27,287
	HP Inc.	Technology Hardware, Storage & Peripherals	2,931	58,503
	Huntington Ingalls Industries Inc.	Aerospace & Defense	60	13,586
	Illinois Tool Works Inc.	Machinery	489	72,352
	Ingredion Inc.	Food Products	159	19,182
	Intel Corp.	Semiconductors & Semiconductor Equipment	4,653	177,186
	International Business Machines Corp.	IT Services	1,200	174,096
	International Flavors & Fragrances Inc.	Chemicals	123	17,578
	Intuit Inc.	Software	573	81,446
a	Intuitive Surgical Inc.	Health Care Equipment & Supplies	63	65,890
	J.B. Hunt Transport Services Inc.	Road & Rail	150	16,662
	Jack Henry & Associates Inc.	IT Services	108	11,101
	Johnson & Johnson	Pharmaceuticals	1,308	170,053
	Kimberly-Clark Corp.	Household Products	750	88,260
	KLA-Tencor Corp.	Semiconductors & Semiconductor Equipment	330	34,980
	Kohl’s Corp.	Multiline Retail	414	18,899
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	684	43,885
	Lear Corp.	Auto Components	96	16,616
	Lennox International Inc.	Building Products	48	8,591
	Lockheed Martin Corp.	Aerospace & Defense	528	163,833
	Lowe’s Cos. Inc.	Specialty Retail	1,482	118,471
	LyondellBasell Industries NV, A	Chemicals	828	82,013
	Macy’s Inc.	Multiline Retail	636	13,878
	Marsh & McLennan Cos. Inc.	Insurance	807	67,635
	Mastercard Inc., A	IT Services	1,500	211,800
	Maxim Integrated Products Inc.	Semiconductors & Semiconductor Equipment	546	26,050
	McCormick & Co. Inc.	Food Products	273	28,021
	McDonald’s Corp.	Hotels, Restaurants & Leisure	1,131	177,205
	Merck & Co. Inc.	Pharmaceuticals	2,586	165,582
a	Mettler-Toledo International Inc.	Life Sciences Tools & Services	48	30,056
a	Michael Kors Holdings Ltd.	Textiles, Apparel & Luxury Goods	465	22,250
	Microsoft Corp.	Software	2,586	192,631
	MSCI Inc.	Capital Markets	81	9,469
	Nordstrom Inc.	Multiline Retail	297	14,004
	Northrop Grumman Corp.	Aerospace & Defense	297	85,453
a	NVR Inc.	Household Durables	3	8,565
	Packaging Corp. of America	Containers & Packaging	108	12,385
	Paychex Inc.	IT Services	708	42,452
	PepsiCo Inc.	Beverages	1,620	180,517
	Pfizer Inc.	Pharmaceuticals	4,992	178,214
	Philip Morris International Inc.	Tobacco	1,461	162,186
	Pinnacle West Capital Corp.	Electric Utilities	183	15,474
	Polaris Industries Inc.	Leisure Equipment & Products	138	14,439
	The Procter & Gamble Co.	Household Products	1,893	172,225
	Public Service Enterprise Group Inc.	Multi-Utilities	927	42,874
	QUALCOMM Inc.	Semiconductors & Semiconductor Equipment	2,784	144,323
	Raytheon Co.	Aerospace & Defense	504	94,036
	Reinsurance Group of America Inc.	Insurance	57	7,953
	ResMed Inc.	Health Care Equipment & Supplies	255	19,625

44	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
	Robert Half International Inc.	Professional Services		327	$16,461
	Rockwell Automation Inc.	Electrical Equipment		198	35,286
	Rockwell Collins Inc.	Aerospace & Defense		144	18,822
	Rollins Inc.	Commercial Services & Supplies		102	4,706
	Ross Stores Inc.	Specialty Retail		957	61,793
	Scripps Networks Interactive Inc., A	Media		201	17,264
	Seagate Technology PLC	Technology Hardware, Storage & Peripherals		774	25,674
	SEI Investments Co.	Capital Markets		234	14,288
	The Sherwin-Williams Co.	Chemicals		165	59,077
	Skyworks Solutions Inc.	Semiconductors & Semiconductor Equipment		363	36,990
	Southwest Airlines Co.	Airlines		282	15,786
	Starbucks Corp.	Hotels, Restaurants & Leisure		2,760	148,240
	Sysco Corp.	Food & Staples Retailing		975	52,601
	Target Corp.	Multiline Retail		978	57,712
	TE Connectivity Ltd.	Electronic Equipment, Instruments & Components		315	26,164
	Texas Instruments Inc.	Semiconductors & Semiconductor Equipment		2,076	186,093
	The TJX Cos. Inc.	Specialty Retail		1,548	114,134
	Tractor Supply Co.	Specialty Retail		207	13,101
	Tyson Foods Inc.	Food Products		504	35,507
a	Ulta Beauty Inc.	Specialty Retail		108	24,414
	Union Pacific Corp.	Road & Rail		711	82,455
a	United Continental Holdings Inc.	Airlines		132	8,036
	United Parcel Service Inc., B	Air Freight & Logistics		1,350	162,122
a	United Therapeutics Corp.	Biotechnology		108	12,657
	UnitedHealth Group Inc.	Health Care Providers & Services		969	189,779
	Vail Resorts Inc.	Hotels, Restaurants & Leisure		36	8,212
	Valero Energy Corp.	Oil, Gas & Consumable Fuels		858	66,006
	VEREIT Inc.	Equity Real Estate Investment Trusts (REITs	)	4,890	40,538
	Verizon Communications Inc.	Diversified Telecommunication Services		3,765	186,330
	VF Corp.	Textiles, Apparel & Luxury Goods		672	42,719
a	VMware Inc., A	Software		81	8,844
	Wal-Mart Stores Inc.	Food & Staples Retailing		2,121	165,735
	Waste Management Inc.	Commercial Services & Supplies		609	47,666
	WEC Energy Group Inc.	Multi-Utilities		531	33,336
	Wyndham Worldwide Corp.	Hotels, Restaurants & Leisure		84	8,854
	Xcel Energy Inc.	Electric Utilities		732	34,638
	Xilinx Inc.	Semiconductors & Semiconductor Equipment		438	31,024

					9,572,326

	Total Common Stocks and Other Equity Interests (Cost $15,282,821)				17,197,999

	Management Investment Companies (Cost $157,005) 1.0%
	India 1.0%
	iShares MSCI India ETF	Diversified Financial Services		5,415	177,883

	Preferred Stocks 0.4%
	Brazil 0.1%
d	Itausa-Investimentos Itau SA, 5.257%, pfd.	Banks		5,770	20,120

	Colombia 0.0%†
d	Grupo de Inversiones Surameric SA, 1.498%, pfd.	Diversified Financial Services		291	3,981

	Germany 0.1%
	Fuchs Petrolub SE, 1.777%, pfd.	Chemicals		132	7,817

libertyshares.com	Semiannual Report	45

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	South Korea 0.2%
d	Hyundai Motor Co., 4.327%, pfd.	Automobiles	45	$3,677
d	Hyundai Motor Co., 4.000%, pfd., 2	Automobiles	66	5,907
	LG Chem Ltd., 1.992%, pfd.	Chemicals	15	3,320
d	Samsung Electronics Co., Ltd., 2.015%, pfd.	Technology Hardware, Storage & Peripherals	12	21,604

				34,508

	Total Preferred Stocks (Cost $44,931)			66,426

	Total Investments (Cost $15,484,757) 99.5%			17,442,308
	Other Assets, less Liabilities 0.5%			79,812

	Net Assets 100.0%			$17,522,120

See Abbreviations on page 69.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2017, the aggregate value of these securities was $15,481, representing 0.1% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2017, the aggregate value of these securities was $32,357, representing 0.2% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

46	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ International Equity Hedged ETF

	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.70	$25.45

Income from investment operations[b]:

Net investment income[c]	0.44	0.52

Net realized and unrealized gains (losses)	0.74	1.45

Total from investment operations	1.18	1.97

Less distributions from net investment income and net foreign currency gains	(1.30)	(2.72)

Net asset value, end of period	$24.58	$24.70

Total return[d]	4.78%	8.30%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.22%	1.25%

Expenses net of waiver and payments by affiliates	0.40%	0.40%

Net investment income	3.52%	2.47%

Supplemental data

Net assets, end of period (000’s)	$9,832	$9,880

Portfolio turnover rate[f]	13.37%	19.09%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	47

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2017 (unaudited)

Franklin LibertyQ International Equity Hedged ETF

	Industry		Shares	Value
Common Stocks and Other Equity Interests 99.4%
Australia 17.1%
AGL Energy Ltd.	Multi-Utilities		2,040	$37,408
Amcor Ltd.	Containers & Packaging		3,836	45,781
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		1,936	31,901
Aurizon Holdings Ltd.	Road & Rail		6,190	23,799
Australia & New Zealand Banking Group Ltd.	Banks		5,986	139,029
Australian Stock Exchange Ltd.	Capital Markets		402	16,538
Bluescope Steel Ltd.	Metals & Mining		888	7,644
Brambles Ltd.	Commercial Services & Supplies		4,744	33,501
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels		806	20,301
Challenger Ltd.	Diversified Financial Services		1,202	11,742
Cimic Group Ltd.	Construction & Engineering		274	9,505
Coca-Cola Amatil Ltd.	Beverages		1,650	10,008
Cochlear Ltd.	Health Care Equipment & Supplies		256	31,981
Commonwealth Bank of Australia	Banks		2,328	137,456
Computershare Ltd.	IT Services		682	7,743
Crown Resorts Ltd.	Hotels, Restaurants & Leisure		822	7,295
CSL Ltd.	Biotechnology		1,786	187,729
Dexus	Equity Real Estate Investment Trusts (REITs	)	3,322	24,763
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure		210	7,417
Fortescue Metals Group Ltd.	Metals & Mining		4,414	17,802
Goodman Group	Equity Real Estate Investment Trusts (REITs	)	5,104	33,000
GPT Group	Equity Real Estate Investment Trusts (REITs	)	5,746	22,363
Harvey Norman Holdings Ltd.	Multiline Retail		2,200	6,698
James Hardie Industries PLC, CDI	Construction Materials		1,264	17,575
Macquarie Group Ltd.	Capital Markets		782	55,788
Medibank Private Ltd.	Insurance		11,136	25,515
Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	9,534	17,131
National Australia Bank Ltd.	Banks		3,982	98,421
Newcrest Mining Ltd.	Metals & Mining		1,600	26,389
Qantas Airways Ltd.	Airlines		1,916	8,765
REA Group Ltd.	Media		200	10,514
Rio Tinto Ltd.	Metals & Mining		594	31,008
Sonic Healthcare Ltd.	Health Care Providers & Services		1,250	20,509
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure		2,654	8,892
Tatts Group Ltd.	Hotels, Restaurants & Leisure		3,958	12,360
Telstra Corp. Ltd.	Diversified Telecommunication Services		18,696	51,198
TPG Telecom Ltd.	Diversified Telecommunication Services		1,066	4,073
Vicinity Centres	Equity Real Estate Investment Trusts (REITs	)	9,476	19,778
Wesfarmers Ltd.	Food & Staples Retailing		3,700	119,989
Westpac Banking Corp.	Banks		8,350	209,134
Woolworths Ltd.	Food & Staples Retailing		3,918	77,502

				1,685,945

Austria 0.3%
OMV AG	Oil, Gas & Consumable Fuels		428	24,940

Belgium 0.3%
Colruyt SA	Food & Staples Retailing		220	11,271
Proximus SADP	Diversified Telecommunication Services		524	18,060

				29,331

Denmark 3.8%
Coloplast AS, B	Health Care Equipment & Supplies		494	40,102
Danske Bank AS	Banks		1,522	60,882
Novo Nordisk AS, B	Pharmaceuticals		4,678	223,689
Pandora AS	Textiles, Apparel & Luxury Goods		456	45,022
Tryg AS	Insurance		312	7,207

				376,902

48	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Finland 1.3%
	Elisa OYJ	Diversified Telecommunication Services		422	$18,170
	Kone OYJ, B	Machinery		1,080	57,200
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		352	15,376
	Nokian Renkaat OYJ	Auto Components		340	15,125
	Orion OYJ	Pharmaceuticals		400	18,565

					124,436

	France 4.3%
	AXA SA	Insurance		5,116	154,772
	Cie Generale des Etablissements Michelin, B	Auto Components		552	80,593
	CNP Assurances	Insurance		492	11,534
	Hermes International	Textiles, Apparel & Luxury Goods		76	38,324
	Ipsen SA	Pharmaceuticals		50	6,647
	Peugeot SA	Automobiles		702	16,722
	SCOR SE	Insurance		488	20,466
	Societe BIC SA	Commercial Services & Supplies		80	9,590
	Thales SA	Aerospace & Defense		246	27,855
	Unibail-Rodamco SE	Equity Real Estate Investment Trusts (REITs	)	218	53,026

					419,529

	Germany 1.5%
	Continental AG	Auto Components		152	38,589
a	Covestro AG, 144A	Chemicals		342	29,414
	Deutsche Lufthansa AG	Airlines		700	19,455
	Hugo Boss AG	Textiles, Apparel & Luxury Goods		238	20,987
	ProSiebenSat.1 Media SE	Media		754	25,703
	TUI AG	Hotels, Restaurants & Leisure		662	11,244

					145,392

	Hong Kong 3.7%
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		400	5,761
	CK Infrastructure Holdings Ltd.	Electric Utilities		2,000	17,207
	CLP Holdings Ltd.	Electric Utilities		4,500	46,119
	HKT Trust and HKT Ltd.	Diversified Telecommunication Services		12,000	14,580
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		3,200	23,040
	Hysan Development Co. Ltd.	Real Estate Management & Development		2,000	9,410
b	I-CABLE Communications Ltd.	Media		1,109	36
	Kerry Properties Ltd.	Real Estate Management & Development		2,000	8,284
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	7,000	56,730
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure		3,200	7,670
	New World Development Co. Ltd.	Real Estate Management & Development		16,000	22,984
	NWS Holdings Ltd.	Industrial Conglomerates		6,000	11,692
	PCCW Ltd.	Diversified Telecommunication Services		12,000	6,499
	Sands China Ltd.	Hotels, Restaurants & Leisure		8,000	41,635
	Sino Land Co. Ltd.	Real Estate Management & Development		8,000	14,053
	Swire Properties Ltd.	Real Estate Management & Development		3,200	10,857
	Techtronic Industries Co. Ltd.	Household Durables		2,000	10,678
c	WH Group Ltd., Reg S	Food Products		11,000	11,689
	The Wharf Holdings Ltd.	Real Estate Management & Development		4,000	35,643
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods		3,000	11,407

					365,974

	Ireland 0.1%
b	Ryanair Holdings PLC	Airlines		420	8,103

	Israel 0.8%
	Azrieli Group Ltd.	Real Estate Management & Development		148	8,220
	Bank Hapoalim BM	Banks		2,824	19,769

libertyshares.com	Semiannual Report	49

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Israel (continued)
	Bezeq Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	8,822	$12,614
b	Check Point Software Technologies Ltd.	Software	206	23,488
	Mizrahi Tefahot Bank Ltd.	Banks	370	6,633
b	Taro Pharmaceutical Industries Ltd.	Pharmaceuticals	40	4,508

				75,232

	Italy 0.7%
	Ferrari NV	Automobiles	188	20,781
	Intesa Sanpaolo SpA, di Risp	Banks	1,320	4,369
c	Poste Italiane SpA, Reg S	Insurance	758	5,583
	Recordati SpA	Pharmaceuticals	202	9,313
	Snam SpA	Oil, Gas & Consumable Fuels	6,388	30,782

				70,828

	Japan 20.6%
	ABC-Mart Inc.	Specialty Retail	100	5,277
	Asahi Kasei Corp.	Chemicals	4,000	49,216
	Ashikaga Holdings Co. Ltd.	Banks	2,000	7,729
	Astellas Pharma Inc.	Pharmaceuticals	7,200	91,563
	Bandai Namco Holdings Inc.	Leisure Equipment & Products	400	13,716
	Bridgestone Corp.	Auto Components	2,000	90,721
	CANON Inc.	Technology Hardware, Storage & Peripherals	3,200	109,306
	Concordia Financial Group Ltd.	Banks	1,600	7,904
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	300	54,635
	Fuji Heavy Industries Ltd.	Automobiles	2,600	93,777
	Hitachi Chemical Co. Ltd.	Chemicals	200	5,481
	Hoya Corp.	Health Care Equipment & Supplies	1,200	64,763
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	200	5,641
	Iida Group Holdings Co. Ltd.	Household Durables	200	3,564
	Isuzu Motors Ltd.	Automobiles	1,800	23,842
	Japan Airlines Co. Ltd.	Airlines	600	20,298
	Japan Post Bank Co. Ltd.	Banks	1,000	12,348
	Japan Tobacco Inc.	Tobacco	3,000	98,290
	Kajima Corp.	Construction & Engineering	2,000	19,864
	Kakaku.com Inc.	Internet Software & Services	600	7,644
	Kansai Electric Power Co. Inc.	Electric Utilities	1,000	12,788
	KAO Corp.	Personal Products	1,400	82,335
	KDDI Corp.	Wireless Telecommunication Services	6,000	158,149
	Konami Holdings Corp.	Software	200	9,612
	Kuraray Co. Ltd.	Chemicals	800	14,953
	Lawson Inc.	Food & Staples Retailing	200	13,237
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	600	14,056
	Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	600	13,752
	mixi, Inc.	Internet Software & Services	200	9,648
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	600	88,162
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	2,200	100,790
	Nissan Motor Co. Ltd.	Automobiles	3,200	31,683
	Nitori Co. Ltd.	Specialty Retail	200	28,588
	Nitto Denko Corp.	Chemicals	400	33,339
	NTT DoCoMo Inc.	Wireless Telecommunication Services	5,000	114,178
	Obayashi Corp.	Construction & Engineering	1,600	19,175
	Oracle Corp. Japan	Software	200	15,706
	Otsuka Corp.	IT Services	200	12,810
	Park24 Co. Ltd.	Commercial Services & Supplies	400	9,737
	Recruit Holdings Co. Ltd.	Professional Services	1,600	34,639
	Resona Holdings Inc.	Banks	5,600	28,755
	Sekisui House Ltd.	Household Durables	1,000	16,848
	Shionogi & Co. Ltd.	Pharmaceuticals	800	43,715

50	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
	Start Today Co. Ltd.	Internet & Direct Marketing Retail		600	$19,002
	Sumitomo Rubber Industries Ltd.	Auto Components		600	10,991
	Sundrug Co. Ltd.	Food & Staples Retailing		200	8,280
	Taisei Corp.	Construction & Engineering		400	20,966
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment		200	30,702
	Tosoh Corp.	Chemicals		500	11,265
	Toyota Motor Corp.	Automobiles		3,600	214,596
	Trend Micro Inc.	Software		100	4,922
	USS Co. Ltd.	Specialty Retail		800	16,133

					2,029,091

	Luxembourg 0.1%
	RTL Group SA	Media		138	10,448

	Netherlands 0.3%
	Aegon NV	Insurance		4,842	28,209

	New Zealand 0.4%
	Fletcher Building Ltd.	Construction Materials		2,126	12,280
	Ryman Healthcare Ltd.	Health Care Providers & Services		1,030	6,902
	Spark New Zealand Ltd.	Diversified Telecommunication Services		7,962	21,008

					40,190

	Norway 0.9%
b	Marine Harvest ASA	Food Products		1,048	20,736
	Telenor ASA	Diversified Telecommunication Services		2,208	46,710
	Yara International ASA	Chemicals		582	26,079

					93,525

	Portugal 0.1%
	Jeronimo Martins SGPS SA	Food & Staples Retailing		738	14,561

	Singapore 2.2%
	CapitaLand Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	5,800	7,069
b	CapitaLand Commercial Trust, rts., 10/19/17	Equity Real Estate Investment Trusts (REITs	)	963	207
	CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs	)	6,800	10,015
	ComfortDelGro Corp. Ltd.	Road & Rail		7,200	11,028
	DBS Group Holdings Ltd.	Banks		2,400	36,797
	Jardine Cycle & Carriage Ltd.	Distributors		200	5,794
	SATS Ltd.	Transportation Infrastructure		2,000	6,790
	Singapore Airlines Ltd.	Airlines		1,400	10,351
	Singapore Exchange Ltd.	Capital Markets		3,400	18,503
	Singapore Technologies Engineering Ltd.	Aerospace & Defense		4,800	12,159
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		27,400	74,249
	StarHub Ltd.	Wireless Telecommunication Services		2,600	4,978
	Suntec REIT	Equity Real Estate Investment Trusts (REITs	)	6,600	9,064
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery		7,800	8,214

					215,218

	Spain 2.7%
	Amadeus IT Group SA, A	IT Services		1,194	77,621
	Distribuidora Internacional de Alimentacion SA	Food & Staples Retailing		1,978	11,540
	Endesa SA	Electric Utilities		1,016	22,911
	Industria de Diseno Textil SA	Specialty Retail		3,424	129,066
	Red Electrica Corp. SA	Electric Utilities		1,188	24,971

					266,109

	Sweden 3.3%
	Atlas Copco AB	Machinery		1,114	43,100
	Electrolux AB, B	Household Durables		344	11,657
	Hennes & Mauritz AB, B	Specialty Retail		3,506	90,632

libertyshares.com	Semiannual Report	51

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Sweden (continued)
	ICA Gruppen AB	Food & Staples Retailing		240	$9,000
	L E Lundbergforetagen AB, B	Diversified Financial Services		70	5,583
	Nordea Bank AB	Banks		6,448	87,213
	Skandinaviska Enskilda Banken AB, A	Banks		2,942	38,675
	Skanska AB, B	Construction & Engineering		842	19,466
	Swedish Match AB	Tobacco		594	20,791

					326,117

	Switzerland 6.8%
	EMS-Chemie Holding AG	Chemicals		28	18,636
	Geberit AG	Building Products		116	54,919
	Kuehne + Nagel International AG	Marine		164	30,390
	Partners Group Holding AG	Capital Markets		72	48,888
	Roche Holding AG	Pharmaceuticals		700	178,834
	Sika AG	Chemicals		4	29,785
	Straumann Holding AG	Health Care Equipment & Supplies		14	9,000
b	Swiss Life Holding AG	Insurance		92	32,432
	Swiss Re AG	Insurance		1,010	91,543
	Swisscom AG	Diversified Telecommunication Services		74	37,948
	Zurich Insurance Group AG	Insurance		432	131,886

					664,261

	United Kingdom 28.1%
	3i Group PLC	Capital Markets		2,390	29,276
	Admiral Group PLC	Insurance		894	21,794
	AstraZeneca PLC	Pharmaceuticals		2,874	191,060
	BAE Systems PLC	Aerospace & Defense		9,892	83,810
	Barratt Developments PLC	Household Durables		3,370	27,784
	The Berkeley Group Holdings PLC	Household Durables		490	24,436
	British American Tobacco PLC	Tobacco		2,738	171,623
	BT Group PLC	Diversified Telecommunication Services		28,416	108,235
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		1,412	33,342
	Capita PLC	Professional Services		1,598	12,113
	Compass Group PLC	Hotels, Restaurants & Leisure		4,816	102,284
	Croda International PLC	Chemicals		416	21,170
	Direct Line Insurance Group PLC	Insurance		4,360	21,269
	Dixons Carphone PLC	Specialty Retail		1,382	3,586
	easyJet PLC	Airlines		588	9,601
	Experian PLC	Professional Services		2,856	57,438
	GKN PLC	Auto Components		4,606	21,382
	GlaxoSmithKline PLC	Pharmaceuticals		8,928	178,296
	Hargreaves Lansdown PLC	Capital Markets		948	18,824
	HSBC Holdings PLC	Banks		22,056	218,118
	IMI PLC	Machinery		800	13,341
	Imperial Brands PLC	Tobacco		2,740	117,048
	International Consolidated Airlines Group SA	Airlines		1,874	14,932
	Intertek Group PLC	Professional Services		462	30,880
	ITV PLC	Media		16,258	38,106
	Johnson Matthey PLC	Chemicals		416	19,088
	Kingfisher PLC	Specialty Retail		6,140	24,590
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	1,027	13,400
	Marks & Spencer Group PLC	Multiline Retail		5,392	25,566
	Mondi PLC	Paper & Forest Products		1,012	27,223
	Next PLC	Multiline Retail		660	46,577
	Persimmon PLC	Household Durables		1,294	44,826
	Randgold Resources Ltd.	Metals & Mining		222	21,787
	Reckitt Benckiser Group PLC	Household Products		1,922	175,683
	Relx NV	Professional Services		3,162	67,323

52	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

	Industry	Shares	Value
Common Stocks and Other Equity Interests (continued)
United Kingdom (continued)
RELX PLC	Professional Services	3,840	$84,337
Rio Tinto PLC	Metals & Mining	1,732	80,703
Royal Mail PLC	Air Freight & Logistics	3,024	15,588
SSE PLC	Electric Utilities	2,958	55,441
Tate & Lyle PLC	Food Products	1,380	12,007
Taylor Wimpey PLC	Household Durables	9,352	24,530
The Sage Group PLC	Software	3,074	28,808
Unilever NV, IDR	Personal Products	3,478	205,749
Unilever PLC	Personal Products	3,538	205,012
Whitbread PLC	Hotels, Restaurants & Leisure	268	13,541

			2,761,527

Total Common Stocks and Other Equity Interests (Cost $8,942,296)			9,775,868

Preferred Stocks 0.2%
Germany 0.2%
Fuchs Petrolub SE, 1.777%, pfd.	Chemicals	210	12,435
Schaeffler AG, 3.663%, pfd.	Auto Components	380	6,132

Total Preferred Stocks (Cost $14,770)			18,567

Total Investments (Cost $8,957,066) 99.6%			9,794,435
Other Assets, less Liabilities 0.4%			37,256

Net Assets 100.0%			$9,831,691

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2017, the value of this security was $29,414, representing 0.3% of net assets.

bNon-income producing.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2017, the aggregate value of these securities was $17,272, representing 0.2% of net assets.

At September 30, 2017 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	GSCO	Buy	1,064,882	$835,560	10/03/17	$—	$—
Australian Dollar	GSCO	Sell	1,064,882	844,339	10/03/17	8,779	—
Australian Dollar	MSCO	Buy	1,064,882	835,560	10/03/17	—	—
Australian Dollar	MSCO	Sell	1,064,882	844,337	10/03/17	8,778	—
Danish Krone	GSCO	Buy	1,144,292	181,784	10/03/17	—	—
Danish Krone	GSCO	Sell	1,144,292	183,201	10/03/17	1,418	—
Danish Krone	MSCO	Buy	1,144,292	181,784	10/03/17	—	—
Danish Krone	MSCO	Sell	1,144,292	183,202	10/03/17	1,418	—
Euro	GSCO	Buy	588,463	695,681	10/03/17	—	—
Euro	GSCO	Sell	588,463	700,682	10/03/17	5,001	—

libertyshares.com	Semiannual Report	53

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	MSCO	Buy	588,463	$695,681	10/03/17	$—	$—
Euro	MSCO	Sell	588,463	700,683	10/03/17	5,002	—
Great British Pound	GSCO	Buy	922,096	1,237,130	10/03/17	—	—
Great British Pound	GSCO	Sell	922,096	1,189,338	10/03/17	—	(47,792)
Great British Pound	MSCO	Buy	922,096	1,237,130	10/03/17	—	—
Great British Pound	MSCO	Sell	922,096	1,189,323	10/03/17	—	(47,807)
Hong Kong Dollar	GSCO	Sell	1,314,717	168,119	10/03/17	—	(204)
Hong Kong Dollar	MSCO	Buy	1,314,717	168,323	10/03/17	—	—
Hong Kong Dollar	MSCO	Sell	1,314,717	168,118	10/03/17	—	(205)
Israeli Shekel	GSCO	Sell	84,208	23,500	10/03/17	—	(338)
Israeli Shekel	MSCO	Buy	84,208	23,837	10/03/17	—	—
Israeli Shekel	MSCO	Sell	84,208	23,499	10/03/17	—	(338)
Japanese Yen	GSCO	Buy	110,731,140	983,708	10/03/17	—	—
Japanese Yen	GSCO	Sell	110,731,140	1,007,432	10/03/17	23,724	—
Japanese Yen	MSCO	Buy	110,731,140	983,708	10/03/17	—	—
Japanese Yen	MSCO	Sell	110,731,140	1,007,422	10/03/17	23,713	—
New Zealand Dollar	GSCO	Buy	28,599	20,674	10/03/17	—	—
New Zealand Dollar	GSCO	Sell	28,599	20,472	10/03/17	—	(203)
New Zealand Dollar	MSCO	Buy	28,599	20,674	10/03/17	—	—
New Zealand Dollar	MSCO	Sell	28,599	20,471	10/03/17	—	(203)
Norwegian Krone	GSCO	Buy	335,885	42,195	10/03/17	—	—
Norwegian Krone	GSCO	Sell	335,885	43,201	10/03/17	1,006	—
Norwegian Krone	MSCO	Buy	335,885	42,195	10/03/17	—	—
Norwegian Krone	MSCO	Sell	335,885	43,199	10/03/17	1,004	—
Singapore Dollar	GSCO	Buy	146,817	108,117	10/03/17	—	—
Singapore Dollar	GSCO	Sell	146,817	108,132	10/03/17	15	—
Singapore Dollar	MSCO	Buy	146,817	108,117	10/03/17	—	—
Singapore Dollar	MSCO	Sell	146,817	108,136	10/03/17	19	—
Swedish Krona	GSCO	Buy	1,261,746	154,581	10/03/17	—	—
Swedish Krona	GSCO	Sell	1,261,746	158,816	10/03/17	4,235	—
Swedish Krona	MSCO	Buy	1,261,746	154,581	10/03/17	—	—
Swedish Krona	MSCO	Sell	1,261,746	158,813	10/03/17	4,232	—
Swiss Franc	GSCO	Buy	309,279	319,635	10/03/17	—	—
Swiss Franc	GSCO	Sell	309,279	322,464	10/03/17	2,829	—
Swiss Franc	MSCO	Buy	309,279	319,635	10/03/17	—	—
Swiss Franc	MSCO	Sell	309,279	322,419	10/03/17	2,784	—
Australian Dollar	GSCO	Sell	1,073,261	841,850	11/02/17	—	(2)
Australian Dollar	MSCO	Sell	1,073,261	841,844	11/02/17	—	(7)
Danish Krone	GSCO	Sell	1,190,557	189,453	11/02/17	—	(5)
Danish Krone	MSCO	Sell	1,190,557	189,455	11/02/17	—	(3)
Euro	GSCO	Sell	604,757	716,078	11/02/17	—	(7)
Euro	MSCO	Sell	604,757	716,069	11/02/17	—	(16)
Great British Pound	GSCO	Sell	919,005	1,234,177	11/02/17	—	(15)
Great British Pound	MSCO	Sell	919,005	1,234,168	11/02/17	—	(24)
Hong Kong Dollar	GSCO	Sell	1,332,910	170,780	11/02/17	—	(1)
Hong Kong Dollar	MSCO	Sell	1,332,910	170,781	11/02/17	—	—
Israeli Shekel	GSCO	Sell	84,208	23,837	11/02/17	—	(24)
Israeli Shekel	MSCO	Sell	84,208	23,861	11/02/17	—	(1)
Japanese Yen	GSCO	Sell	114,409,480	1,017,756	11/02/17	1	—
Japanese Yen	MSCO	Sell	114,409,480	1,017,742	11/02/17	—	(12)
New Zealand Dollar	GSCO	Sell	28,599	20,674	11/02/17	12	—
New Zealand Dollar	MSCO	Sell	28,599	20,662	11/02/17	—	—
Norwegian Krone	GSCO	Sell	369,612	46,463	11/02/17	—	—
Norwegian Krone	MSCO	Sell	369,612	46,462	11/02/17	—	(1)
Singapore Dollar	GSCO	Sell	146,817	108,117	11/02/17	—	(36)
Singapore Dollar	MSCO	Sell	146,817	108,148	11/02/17	—	(5)
Swedish Krona	GSCO	Sell	1,322,917	162,341	11/02/17	—	(2)

54	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Swedish Krona	MSCO	Sell	1,322,917	$162,340	11/02/17	$—	$(4)
Swiss Franc	GSCO	Sell	318,593	329,900	11/02/17	—	(4)
Swiss Franc	MSCO	Sell	318,593	329,891	11/02/17	—	(13)

Total Forward Exchange Contracts						$93,970	$(97,272)

Net unrealized appreciation (depreciation)							$(3,302)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 69.

See Note 7 regarding other derivative information.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	55

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2017 (unaudited)

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$359,819,697	$15,190,315	$15,484,757	$8,957,066

Value – Unaffiliated issuers	$404,473,736	$16,784,441	$17,442,308	$9,794,435
Cash	127,125	18,113	34,325	30,019
Foreign currency, at value (cost $1,545,914, $83,968, $52,747 and $54,038, respectively)	1,537,101	83,805	52,817	53,796
Receivables:
Investment securities sold	—	429,363	—	—
Dividends	521,716	47,603	32,461	37,906
Affiliates	—	8,501	19,684	15,387
Unrealized appreciation on OTC forward exchange contracts	—	—	—	93,970

Total assets	406,659,678	17,371,826	17,581,595	10,025,513

Liabilities:
Payables:
Investment securities purchased	—	459,018	4,827	32,533
Management fees	92,654	—	—	—
Transfer agent fees	6,521	6,521	6,521	6,521
Custody fees	110,600	2,058	1,846	14,232
Professional fees	18,046	20,882	18,313	22,274
Reports to shareholders	12,718	3,124	3,091	2,949
Pricing fees	9,030	4,493	14,864	11,047
Deferred tax	503,514	—	—	—
Unrealized depreciation on OTC forward exchange contracts	—	—	—	97,272
Accrued expenses and other liabilities	4,541	5,582	10,013	6,994

Total liabilities	757,624	501,678	59,475	193,822

Net assets, at value	$405,902,054	$16,870,148	$17,522,120	$9,831,691

Net assets consist of:
Paid-in capital	$357,090,428	$14,278,951	$15,024,525	$9,415,148
Undistributed net investment income	4,690,083	37,291	162,892	169,383
Net unrealized appreciation (depreciation)	44,140,141	1,594,359	1,957,669	833,927
Accumulated net realized gain (loss)	(18,598)	959,547	377,034	(586,767)

Net assets, at value	$405,902,054	$16,870,148	$17,522,120	$9,831,691

Shares outstanding	12,800,000	600,000	600,000	400,000

Net asset value per share	$31.71	$28.12	$29.20	$24.58

56	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2017 (unaudited)

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$7,465,323	$400,516	$280,538	$194,382
Income from securities loaned (net of fees and rebates)	—	—	1	—

Total investment income	7,465,323	400,516	280,539	194,382

Expenses:
Management fees (Note 3a)	1,001,588	49,970	29,861	19,830
Transfer agent fees	7,821	7,821	7,821	7,821
Custodian fees	141,281	2,340	2,636	17,466
Reports to shareholders	7,141	2,635	2,634	2,634
Registration and filing fees	38,771	4,333	3,747	3,164
Professional fees	30,939	25,481	28,492	35,266
Trustees’ fees and expenses	45,109	3,977	2,492	1,262
Pricing fees	16,570	6,740	22,296	16,570
Other	3,139	4,936	6,528	6,172

Total expenses	1,292,359	108,233	106,507	110,185
Expenses waived/paid by affiliates (Note 3c)	(304,127)	(58,265)	(76,776)	(90,355)

Net expenses	988,232	49,968	29,731	19,830

Net investment income	6,477,091	350,548	250,808	174,552

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments unaffiliated issuers	1,652,052	106,538	(89,327)	93,281
In-kind redemptions	981,315	967,165	470,610	—
Foreign currency transactions	(17,881)	1,524	1,323	3,382
Forward exchange contracts	—	—	—	(420,799)

Net realized gain (loss)	2,615,486	1,075,227	382,606	(324,136)

Net change in unrealized appreciation (depreciation) on:
Investments	22,911,950	(267,964)	769,245	612,875
Translation of other assets and liabilities denominated in foreign currencies	(74,258)	469	(211)	(79)
Forward exchange contracts	—	—	—	7,198

Net change in unrealized appreciation (depreciation)	22,837,692	(267,495)	769,034	619,994

Net realized and unrealized gain (loss)	25,453,178	807,732	1,151,640	295,858

Net increase (decrease) in net assets resulting from operations	$31,930,269	$1,158,280	$1,402,448	$470,410

[a]Foreign taxes withheld on dividends	$941,752	$24,902	$17,244	$16,069

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ Emerging Markets ETF		Franklin LibertyQ Global Dividend ETF
	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017[a]	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$6,477,091	$2,587,948	$350,548	$673,825
Net realized gain (loss)	2,615,486	(3,009,052)	1,075,227	(80,576)
Net change in unrealized appreciation (depreciation)	22,837,692	21,302,449	(267,495)	1,861,854

Net increase (decrease) in net assets resulting from operations	31,930,269	20,881,345	1,158,280	2,455,103

Distributions to shareholders from net investment income	(3,123,954)	(876,033)	(443,503)	(580,561)

Capital share transactions: (Note 2)	49,010,189	308,080,238	(11,150,857)	25,431,686

Net increase (decrease) in net assets	77,816,504	328,085,550	(10,436,080)	27,306,228
Net assets:
Beginning of period	328,085,550	—	27,306,228	—

End of period	$405,902,054	$328,085,550	$16,870,148	$27,306,228

Undistributed net investment income included in net assets, end of period	$4,690,083	$1,336,946	$37,291	$130,246

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ Global Equity ETF		Franklin LibertyQ International Equity Hedged ETF
	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017[a]	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$250,808	$486,816	$174,552	$380,260
Net realized gain (loss)	382,606	27,979	(324,136)	(56,879)
Net change in unrealized appreciation (depreciation)	769,034	1,188,635	619,994	213,933

Net increase (decrease) in net assets resulting from operations	1,402,448	1,703,430	470,410	537,314

Distributions to shareholders from net investment income and net foreign currency gains	(194,826)	(371,677)	(519,128)	(1,086,182)

Capital share transactions: (Note 2)	(5,429,740)	20,412,485	—	10,429,277

Net increase (decrease) in net assets	(4,222,118)	21,744,238	(48,718)	9,880,409
Net assets:
Beginning of period	21,744,238	—	9,880,409	—

End of period	$17,522,120	$21,744,238	$9,831,691	$9,880,409

Undistributed net investment income included in net assets, end of period	$162,892	$106,910	$169,383	$513,959

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twelve separate funds, four of which are included in this report (Funds) and the financial statements of the remaining funds are presented separately, and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds).

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes. Franklin LibertyQ Emerging Markets ETF Statement of Investments has been adjusted to reflect investment values as of September 30, 2017.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

sell a foreign currency at a specific exchange rate on a future date.

See Note 7 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. At September 30, 2017, the Funds had no securities on loan.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invests. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2017, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV in blocks of 200,000 shares or multiples thereof (Creation Units). Certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance or redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees received by the Funds, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ Emerging Markets ETF
	Six Months Ended September 30, 2017		Year Ended March 31, 2017[a]
	Shares	Amount	Shares	Amount
Shares sold	2,000,000	$61,092,740	11,200,000	$308,080,238
Shares redeemed	(400,000)	(12,082,551)	—	—

Net increase (decrease)	1,600,000	$49,010,189	11,200,000	$308,080,238

	Franklin LibertyQ Global Dividend ETF
	Six Months Ended September 30, 2017		Year Ended March 31, 2017[a]
	Shares	Amount	Shares	Amount
Shares sold	—	—	1,000,000	$25,431,686
Shares redeemed	(400,000)	$(11,150,857)	—	—

Net increase (decrease)	(400,000)	$(11,150,857)	1,000,000	$25,431,686

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin LibertyQ Global Equity ETF
	Six Months Ended September 30, 2017		Year Ended March 31, 2017[a]
	Shares	Amount	Shares	Amount
Shares sold	—	—	1,200,000	$30,695,587
Shares redeemed	(200,000)	$(5,429,740)	(400,000)	(10,283,102)

Net increase (decrease)	(200,000)	$(5,429,740)	800,000	$20,412,485

	Franklin LibertyQ International Equity Hedged ETF
	Six Months Ended September 30, 2017		Year Ended March 31, 2017[a]
	Shares	Amount	Shares	Amount
Shares sold	—	—	1,000,000	$25,447,822
Shares redeemed	—	—	(600,000)	(15,018,545)

Net increase (decrease)	—	—	400,000	$10,429,277

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay an investment management fee to Advisers based on the average net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin LibertyQ Emerging Markets ETF	0.55%
Franklin LibertyQ Global Dividend ETF	0.45%
Franklin LibertyQ Global Equity ETF	0.35%
Franklin LibertyQ International Equity Hedged ETF	0.40%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Effective September 1, 2017, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF and Franklin LibertyQ International Equity Hedged ETF so that the expenses (including acquired fund fees and expenses) of the Funds do not exceed 0.55%, 0.45%, 0.35%, and 0.40%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Prior to September 1, 2017, Advisers had contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF and Franklin LibertyQ International Equity Hedged ETF so that the expenses (excluding acquired fund fees and expenses) of the Funds do not exceed 0.55%, 0.45%, 0.35%, and 0.40%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations).

The Franklin LibertyQ Global Equity ETF invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2017, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value Held at End of Period	Dividend Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Franklin LibertyQ Global Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio, 0.67%	—	4,900	(4,900)	—	$—	$—	$—	$—

d. Other Affiliated Transactions

At September 30, 2017, the shares of the Funds were owned by the following entities.

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin LibertyQ Emerging Markets ETF
Franklin Moderate Allocation Fund	3,869,400	30.2%
Franklin Growth Allocation Fund	3,249,800	25.4%
Franklin 529 Portfolios	1,909,000	14.9%
Franklin Conservative Allocation Fund	1,693,800	13.2%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	1,005,400	7.9%

Total	11,727,400	91.6%

Franklin LibertyQ Global Dividend ETF
Franklin Resources Inc.	193,300	32.2%

Franklin LibertyQ Global Equity ETF
Franklin Resources Inc.	109,400	18.2%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2017, the capital loss carryforwards were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Capital loss carryforwards:
Short term	$2,253,131	$64,583	$3,758	$203,280
Long term	—	—	—	—

Total capital loss carryforwards	$2,253,131	$64,583	$3,758	$203,280

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

At September 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Cost of investments	$360,685,892	$15,243,649	$15,495,823	$9,031,293

Unrealized appreciation	$53,829,159	$1,878,743	$2,191,149	$1,277,375
Unrealized depreciation	(10,041,315)	(337,951)	(244,664)	(517,535)

Net unrealized appreciation (depreciation)	$43,787,844	$1,540,792	$1,946,485	$759,840

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions, passive foreign investment company shares, in-kind redemptions and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended September 30, 2017, were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Purchases	$83,148,999	$5,035,679	$2,654,205	$1,317,352
Sales	$50,345,588	$5,660,563	$2,987,531	$2,072,352

In-kind transactions associated with creation and redemptions for the period ended September 30, 2017, were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Cost of Securities Received	$28,230,341	$—	$—	$—
Value of Securities Delivered[a]	$5,584,797	$10,563,080	$5,033,001	$—

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

securities of certain companies recently impacted by the sanctions, the restrictions do not impact the existing investments in those issuers. At September 30, 2017, Franklin LibertyQ Emerging Markets ETF had 10.7% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

7. Other Derivative Information

At September 30, 2017, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin LibertyQ International Equity Hedged ETF
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$93,970	Unrealized depreciation on OTC forward exchange contracts	$97,272

For the period ended September 30, 2017, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin LibertyQ International Equity Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$(420,799)	Forward exchange contracts	$7,198

For the period ended September 30, 2017, the average month end contract value of forward exchange contracts was $29,977,224.

At September 30, 2017, Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities
	Assets[a]	Liabilities[a]
Franklin LibertyQ International Equity Hedged ETF
Derivatives
Forward exchange contracts	$93,970	$97,272

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information (continued)

At September 30, 2017, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount (Not less than zero)
Franklin LibertyQ International Equity Hedged ETF
Counterparty
GSCO	$47,020	$(47,020)	$—	$—	$—
MSCO	$46,950	$(46,950)	$—	$—	$—

At September 30, 2017, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)
Franklin LibertyQ International Equity Hedged ETF
Counterparty
GSCO	$48,633	$(47,020)	$—	$—	$1,613
MSCO	$48,639	$(46,950)	$—	$—	$1,689

See Note 1(c) regarding derivative financial instruments.

See Abbreviations on page 69.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A summary of inputs used as of September 30, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin LibertyQ Emerging Markets ETF

Assets:
Investments in Securities:[a]
China	$61,189,925	$2,635,154	$—	$63,825,079
Other Equity Investments[b]	340,648,657	—	—	340,648,657

Total Investments in Securities	$401,838,582	$2,635,154	$—	$404,473,736

Franklin LibertyQ Global Dividend ETF

Assets:
Investments in Securities:
Equity Investments[a,b]	$16,784,441	$—	$—	$16,784,441

Franklin LibertyQ Global Equity ETF

Assets:
Investments in Securities:[a]
China	$605,779	$7,375	$—	$613,154
Other Equity Investments[b]	16,829,154	—	—	16,829,154

Total Investments in Securities	$17,434,933	$7,375	$—	$17,442,308

Franklin LibertyQ International Equity Hedged ETF

Assets:
Investments in Securities:
Equity Investments[a,b]	$9,794,435	$—	$—	$9,794,435

Other Financial Instruments:
Forward Exchange Contracts	$—	$93,970	$—	$93,970

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$97,272	$—	$97,272

aIncludes common and preferred stocks, management investment companies, as well as other equity investments.

bFor detailed categories, see the accompanying Statement of Investments.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty
GSCO	Goldman Sachs Banks US
MSCO	Morgan Stanley & Co. LLC

Selected Portfolio
ADR	American Depository Receipt
CDI	Clearing House Electronic Subregister System Depositary Interest
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
IDR	International Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

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FRANKLIN TEMPLETON ETF TRUST

Tax Information (unaudited)

At March 31, 2017, more than 50% of Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, and Franklin LibertyQ International Equity Hedged ETF total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. As shown in the table below, the Funds hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code (Code). This written statement will allow shareholders of record on June 22, 2017, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds to shareholders of record.

Fund	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share
Franklin LibertyQ Emerging Markets ETF	$0.0389	$0.2824	$0.1926
Franklin LibertyQ Global Dividend ETF	$0.0393	$0.5627	$0.5401
Franklin LibertyQ International Equity Hedged ETF	$0.0655	$1.1317	$0.2733

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’ distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2018, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2017. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2017 individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Funds and the Funds’ net asset value may be found on the Funds’ website at libertyshares.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report
Franklin Templeton ETF Trust
Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 libertyshares.com	Investor Services Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

© 2017 Franklin Templeton Investments. All rights reserved.	ETF S 11/17

Franklin Templeton

ETF Trust

Semiannual Report

September 30, 2017

Franklin LibertyQ U.S. Equity ETF
Franklin LibertyQ U.S. Mid Cap Equity ETF
Franklin LibertyQ U.S. Small Cap Equity ETF

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Visit libertyshares.com for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Economic and Market Overview

The US economy strengthened during the period since the Funds’ inception on April 26, 2017. Key growth drivers in 2017’s second and third quarters included consumer spending, business investment, exports and federal government spending. The manufacturing and services sectors expanded during the period. The unemployment rate decreased from 4.4% in April 2017 to 4.2% at period-end.1 Monthly retail sales were volatile during the period. Annual inflation, as measured by the Consumer Price Index, began at 2.2% in April 2017 and declined during most of the period, but rose again to 2.2% at period-end.1

At its June meeting, the US Federal Reserve (Fed) raised its target range for the federal funds rate by 0.25% to 1.00%–1.25%, amid signs of a growing US economy, strengthening labor market and improving business spending. At its July and September 2017 meetings, the Fed kept its target range unchanged. Furthermore in September, the Fed mentioned that it would begin implementing its balance sheet reduction in October.

US equity markets rose during the period, benefiting from mostly upbeat economic data and better US corporate earnings. The markets were also supported by investor optimism arising from pro-growth and pro-business policy plans in the US; Emmanuel Macron’s victory in France’s presidential election; comments from the US Fed chair indicating optimism about the US economy and the likelihood of gradual rate hikes; and the Republican tax reform plan. However, uncertainty about President Trump’s ability to implement reforms and geopolitical tensions in the Middle East and the Korean peninsula curbed market sentiment. The broad US stock market, as measured by the Standard & Poor’s® 500 Index, generated a +6.79% total return for the period.2

The foregoing information reflects our analysis and opinions as of September 30, 2017. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

2. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin LibertyQ U.S. Equity ETF

This semiannual report for Franklin LibertyQ U.S. Equity ETF covers the period since the Fund’s inception on April 26, 2017, through September 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index.1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the index. The index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 1000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 1000® Index that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility.

Performance Overview

For the period since inception on April 26, 2017, through September 30, 2017, the Fund posted cumulative total returns of +5.80% based on market price and +5.88% based on net asset value (NAV).2 In comparison, the LibertyQ U.S. Large Cap Equity Index delivered a +6.02% total return for the same period, while the Russell 1000® Index produced a +6.37% total return.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Top 10 Sectors/Industries
9/30/17
% of Total Net Assets
Information Technology	20.9%
Industrials	17.5%
Consumer Discretionary	17.5%
Consumer Staples	14.5%
Health Care	11.6%
Utilities	7.7%
Financials	3.6%
Materials	2.6%
Real Estate	1.9%
Energy	1.0%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the index as closely as possible. However, under various circumstances, it may not be possible or practicable to purchase all of the component securities in their respective weightings in the index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the index.

1. The LibertyQ U.S. Large Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 1000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The Russell 1000® Index is a subset of the Russell 3000® Index and is designed to measure the performance of large capitalization stocks in the US. It includes approximately 1,000 of the largest issuers based on a combination of their market cap and current index membership. The Franklin LibertyQ U.S. Equity ETF is not sponsored, endorsed, issued, sold or promoted by, or affiliated with FTSE Russell. FTSE Russell does not make any representation regarding the advisability of investing in the Franklin LibertyQ U.S. Equity ETF.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: Factset.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

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Top 10 Holdings
9/30/17
Company Sector/Industry	% of Total Net Assets
AbbVie Inc. Health Care	1.3%
The Boeing Co. Industrials	1.3%
Gilead Sciences Inc. Health Care	1.2%
Biogen Inc. Health Care	1.2%
General Motors Co. Consumer Discretionary	1.2%
Mastercard Inc. Information Technology	1.1%
Raytheon Co. Industrials	1.1%
United Parcel Service Inc. Industrials	1.1%
UnitedHealth Group Inc. Health Care	1.1%
Northrop Grumman Corp. Industrials	1.1%

Thank you for your participation in Franklin LibertyQ U.S. Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2017, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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Performance Summary as of September 30, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/171

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (4/26/17)	+5.88%	+5.80%	+5.88%	+5.80%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Distributions (4/26/17–9/30/17)

Net Investment Income
$0.164693

Total Annual Operating Expenses5

With Waiver	Without Waiver
0.25%	0.43%
All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available income for the Fund. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s risk considerations are discussed in the prospectus. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 9/30/17	Expenses Paid During Period 4/26/17–9/30/17[2,3]	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,058.80	$1.11	$1,023.82	$1.27	0.25%

1. 4/26/17 for Actual; 4/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 157/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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Franklin LibertyQ U.S. Mid Cap Equity ETF

This semiannual report for Franklin LibertyQ U.S. Mid Cap Equity ETF covers the period since the Fund’s inception on April 26, 2017, through September 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index.1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the index. The index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell Midcap® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell Midcap® Index that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility.

Performance Overview

For the period since inception on April 26, 2017, through September 30, 2017, the Fund posted cumulative total returns of +1.93% based on market price and +1.82% based on net asset value (NAV).2 In comparison, the LibertyQ U.S. Mid Cap Equity Index delivered a +1.95% total return for the same period, while the Russell Midcap® Index produced a +4.75% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Top 10 Sectors/Industries
9/30/17
% of Total Net Assets
Consumer Discretionary	23.3%
Industrials	17.7%
Information Technology	14.4%
Financials	14.3%
Health Care	10.4%
Consumer Staples	8.6%
Real Estate	6.6%
Materials	2.1%
Utilities	1.8%
Telecommunication Services	0.6%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the index as closely as possible. However, under various circumstances, it may not be possible or practicable to purchase all of the component securities in their respective weightings in the index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the index.

1. The LibertyQ U.S. Mid Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell Midcap® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The Russell Midcap® Index is a subset of the Russell 1000® Index and is designed to measure the performance of mid-capitalization stocks in the US. It includes approximately 800 of the smallest issuers in the Russell 1000® Index. The Franklin LibertyQ U.S. Mid Cap Equity ETF is not sponsored, endorsed, issued, sold or promoted by, or affiliated with FTSE Russell. FTSE Russell does not make any representation regarding the advisability of investing in the Franklin LibertyQ U.S. Mid Cap Equity ETF.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: Factset.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 25.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Top 10 Holdings
9/30/17
Company Sector/Industry	% of Total Net Assets
Moody’s Corp. Financials	1.2%
Amphenol Corp. Information Technology	1.1%
The Progressive Corp. Financials	1.1%
Rockwell Automation Inc. Industrials	1.1%
Dollar General Corp. Consumer Discretionary	1.1%
Cummins Inc. Industrials	1.1%
Mettler-Toledo International Inc. Health Care	1.1%
CR Bard Inc. Health Care	1.1%
Genuine Parts Co. Consumer Discretionary	1.0%
Zoetis Inc. Health Care	1.0%

Thank you for your participation in Franklin LibertyQ U.S. Mid Cap Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2017, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

libertyshares.com	Semiannual Report	9

FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Performance Summary as of September 30, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/171

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (4/26/17)	+1.82%	+1.93%	+1.82%	+1.93%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Distributions (4/26/17–9/30/17)

Net Investment Income
$0.140770

Total Annual Operating Expenses5

With Waiver	Without Waiver
0.30%	0.48%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Historically, mid-size company securities have been more volatile in price than larger company securities, especially over the short term. Mid-size companies may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

libertyshares.com	Semiannual Report	11

FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 9/30/17	Expenses Paid During Period 4/26/17–9/30/17[2,3]	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,018.20	$1.30	$1,023.56	$1.52	0.30%

1. 4/26/17 for Actual; 4/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 157/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

12	Semiannual Report	libertyshares.com

Franklin LibertyQ U.S. Small Cap Equity ETF

This semiannual report for Franklin LibertyQ U.S. Small Cap Equity ETF covers the period since the Fund’s inception on April 26, 2017, through September 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index.1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the index. The index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 2000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 2000® Index that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility.

Performance Overview

For the period since the Fund’s inception on April 26, 2017, through September 30, 2017, the Fund had a cumulative total return of -1.42% based on market price and posted a cumulative total return of +1.83% based on net asset value (NAV).2 In comparison, the LibertyQ U.S. Small Cap Equity Index delivered a +1.96% total return for the same period, while the Russell 2000® Index produced a +5.67% total return.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Top 10 Sectors/Industries
9/30/17
% of Total Net Assets
Consumer Discretionary	24.4%
Information Technology	17.5%
Industrials	17.1%
Health Care	11.7%
Financials	8.6%
Utilities	7.1%
Consumer Staples	6.3%
Real Estate	4.7%
Materials	1.9%
Telecommunication Services	0.7%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the index as closely as possible. However, under various circumstances, it may not be possible or practicable to purchase all of the component securities in their respective weightings in the index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the index.

1. The LibertyQ U.S. Small Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell 2000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The Russell 2000® Index is a subset of the Russell 3000® Index and is designed to measure the performance of small capitalization stocks in the US. It includes approximately 2000 of the smallest issuers in the Russell 3000® Index. The Franklin LibertyQ U.S. Small Cap Equity ETF is not sponsored, endorsed, issued, sold or promoted by, or affiliated with FTSE Russell. FTSE Russell does not make any representation regarding the advisability of investing in the Franklin LibertyQ U.S. Small Cap Equity ETF.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: Factset.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 30.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Top 10 Holdings
9/30/17
Company Sector/Industry	% of Total Net Assets
Aspen Technology Inc. Information Technology	1.0%
Knight-Swift Transportation Holdings Inc. Industrials	0.9%
Masimo Corp. Health Care	0.9%
Grand Canyon Education Inc. Consumer Discretionary	0.9%
Fair Isaac Corp. Information Technology	0.9%
HealthSouth Corp. Health Care	0.9%
Littlefuse Inc. Information Technology	0.8%
Deluxe Corp. Industrials	0.9%
EPAM Systems Inc. Information Technology	0.8%
WGL Holdings Inc. Utilities	0.8%

Thank you for your participation in Franklin LibertyQ U.S. Small Cap Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2017, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

14	Semiannual Report	libertyshares.com

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Performance Summary as of September 30, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/171

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (4/26/17)	+1.83%	-1.42%	+1.83%	-1.42%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

libertyshares.com	Semiannual Report	15

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Distributions (4/26/17–9/30/17)

Net Investment Income
$0.139392

Total Annual Operating Expenses5

With Waiver	Without Waiver
0.35%	0.53%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Smaller, mid-sized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. Smaller companies may be more susceptible to particular events or economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

16	Semiannual Report	libertyshares.com

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 9/30/17	Expenses Paid During Period 4/26/17–9/30/17[2,3]	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,018.30	$1.52	$1,023.31	$1.78	0.35%

1. 4/26/17 for Actual; 4/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 157/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Semiannual Report	17

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Equity ETF

Period Ended September 30, 2017 (unaudited)[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.44

Income from investment operations[b]:

Net investment income[c]	0.25

Net realized and unrealized gains (losses)	1.24

Total from investment operations	1.49

Less distributions from net investment income	(0.16)

Net asset value, end of period	$26.77

Total return[d]	5.88%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.38%

Expenses net of waiver and payments by affiliates	0.25%

Net investment income	2.25%

Supplemental data

Net assets, end of period (000’s)	$111,081

Portfolio turnover rate[f]	15.41%

aFor the period April 26, 2017 (commencement of operations) to September 30, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

18	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2017 (unaudited)

Franklin LibertyQ U.S. Equity ETF

		Shares	Value
	Common Stocks 99.8%
	Consumer Discretionary 17.5%
	Bed Bath & Beyond Inc.	5,727	$134,413
	Best Buy Co. Inc.	7,968	453,857
	Carnival Corp.	5,976	385,870
	Carter’s Inc.	1,245	122,944
	Choice Hotels International Inc.	913	58,341
	Coach Inc.	10,209	411,218
	Darden Restaurants Inc.	4,316	340,014
	Delphi Automotive PLC	2,241	220,514
	Dick’s Sporting Goods Inc.	2,407	65,013
	Dominos Pizza Inc.	1,411	280,154
	Dunkin’ Brands Group Inc.	1,494	79,302
	GameStop Corp., A	3,901	80,595
	The Gap Inc.	9,130	269,609
	Garmin Ltd.	4,233	228,455
	General Motors Co.	32,121	1,297,046
	Gentex Corp.	5,810	115,038
	Genuine Parts Co.	4,897	468,398
	H&R Block Inc.	8,300	219,784
	Hasbro Inc.	3,569	348,584
	The Home Depot Inc.	7,138	1,167,491
	Kohl’s Corp.	6,142	280,382
	L Brands Inc.	8,051	335,002
	Lear Corp.	1,079	186,753
	Leggett & Platt Inc.	4,067	194,118
a	Lululemon Athletica Inc.	2,573	160,169
	Macy’s Inc.	6,059	132,207
	Marriott International Inc., A	5,146	567,398
	Mattel Inc.	11,371	176,023
	McDonald’s Corp.	7,221	1,131,386
a	Michael Kors Holdings Ltd.	5,810	278,008
a	The Michaels Cos. Inc.	1,743	37,422
	NIKE Inc., B	20,584	1,067,280
	Nordstrom Inc.	3,818	180,019
a	NVR Inc.	30	85,650
a	O’Reilly Automotive Inc.	2,988	643,526
	Omnicom Group Inc.	4,316	319,686
	Polaris Industries Inc.	2,324	243,160
	Pool Corp.	830	89,781
	Regal Entertainment Group, A	2,822	45,152
	Ross Stores Inc.	14,608	943,239
	Signet Jewelers Ltd.	581	38,666
	Starbucks Corp.	17,015	913,876
	Target Corp.	8,466	499,579
	Thor Industries Inc.	1,162	146,307
	Tiffany & Co.	1,660	152,355
	The TJX Cos. Inc.	14,442	1,064,809
	Tractor Supply Co.	3,237	204,870
	Tupperware Brands Corp.	1,992	123,145
a	Ulta Beauty Inc.	1,577	356,497
a	Urban Outfitters Inc.	2,324	55,544
	Vail Resorts Inc.	581	132,538
	VF Corp.	10,624	675,368
	Williams-Sonoma Inc.	3,071	153,120
	Yum! Brands Inc.	14,857	1,093,624

			19,453,299

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Staples 14.5%
	Altria Group Inc.	13,778	$873,801
a	Blue Buffalo Pet Products Inc.	747	21,177
	Brown-Forman Corp., A	1,909	106,312
	Brown-Forman Corp., B	1,494	81,124
	Campbell Soup Co.	5,810	272,024
	Casey’s General Stores Inc.	747	81,759
	Church & Dwight Co. Inc.	8,466	410,178
	Clorox Co.	4,897	645,963
	The Coca-Cola Co.	23,987	1,079,655
	Colgate-Palmolive Co.	14,193	1,033,960
	CVS Health Corp.	14,110	1,147,425
	Dr. Pepper Snapple Group Inc.	5,810	514,011
	Estee Lauder Cos. Inc., A	7,138	769,762
	Flowers Foods Inc.	4,067	76,500
	General Mills Inc.	16,683	863,512
	The Hershey Co.	5,063	552,728
	Hormel Foods Corp.	8,466	272,097
	Ingredion Inc.	1,411	170,223
	Kimberly-Clark Corp.	8,051	947,442
	Lamb Weston Holdings Inc.	2,241	105,080
	McCormick & Co. Inc.	3,818	391,879
	Nu Skin Enterprises Inc., A	1,162	71,440
	PepsiCo Inc.	9,296	1,035,853
	Philip Morris International Inc.	9,047	1,004,307
a	Pilgrim’s Pride Corp.	1,992	56,593
	The Procter & Gamble Co.	12,367	1,125,150
	Sysco Corp.	16,268	877,659
	Tyson Foods Inc.	6,059	426,857
	Wal-Mart Stores Inc.	13,861	1,083,099

			16,097,570

	Energy 1.0%
	Valero Energy Corp.	14,857	1,142,949

	Financials 3.6%
	AGNC Investment Corp.	3,237	70,178
	American National Insurance Co.	332	39,203
	Aspen Insurance Holdings Ltd.	2,158	87,183
	CBOE Holdings Inc.	2,988	321,598
	Chimera Investment Corp.	3,818	72,237
	CNA Financial Corp.	498	25,024
	Eaton Vance Corp.	996	49,172
	Erie Indemnity Co., A	581	70,051
	FactSet Research Systems Inc.	664	119,593
	Federated Investors Inc., B	3,320	98,604
	FNF Group	2,158	102,419
	Lazard Ltd., A	3,486	157,637
	MarketAxess Holdings Inc.	664	122,515
	Marsh & McLennan Cos. Inc.	10,043	841,704
	Mercury General Corp.	913	51,758
	MFA Financial Inc.	12,948	113,424
	Morningstar Inc.	332	28,217
	MSCI Inc.	830	97,027
	People’s United Financial Inc.	8,300	150,562
	The Progressive Corp.	4,814	233,094
	Realty Income Corp.	8,466	484,171
	S&P Global Inc.	2,158	337,317
a	Santander Consumer USA Holdings Inc.	1,494	22,963

20	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Financials (continued)
	Two Harbors Investment Corp.	2,905	$29,282
	VEREIT Inc.	27,307	226,375

			3,951,308

	Health Care 11.6%
	AbbVie Inc.	16,517	1,467,701
a	Align Technology Inc.	1,743	324,669
	Baxter International Inc.	18,343	1,151,023
a	Biogen Inc.	4,233	1,325,437
a	Bioverativ Inc.	2,241	127,894
a	Cerner Corp.	2,407	171,667
	CR Bard Inc.	1,411	452,226
	Eli Lilly & Co.	13,695	1,171,470
	Gilead Sciences Inc.	16,766	1,358,381
a	IDEXX Laboratories Inc.	747	116,151
a	Intuitive Surgical Inc.	332	347,232
	Johnson & Johnson	8,466	1,100,665
a	Mettler-Toledo International Inc.	664	415,770
	Pfizer Inc.	33,283	1,188,203
	ResMed Inc.	4,482	344,935
a	United Therapeutics Corp.	1,577	184,809
	UnitedHealth Group Inc.	6,225	1,219,166
a	Varian Medical Systems Inc.	2,905	290,674
	West Pharmaceutical Services Inc.	1,328	127,833

			12,885,906

	Industrials 17.5%
	3M Co.	5,312	1,114,989
	Alaska Air Group Inc.	4,565	348,173
	The Boeing Co.	5,727	1,455,861
	BWX Technologies Inc.	1,826	102,293
	C.H. Robinson Worldwide Inc.	5,229	397,927
	Cintas Corp.	2,407	347,282
	Copa Holdings SA	249	31,008
a	Copart Inc.	4,067	139,783
	Cummins Inc.	3,403	571,806
	Delta Air Lines Inc.	14,359	692,391
	Donaldson Co. Inc.	1,909	87,699
	Emerson Electric Co.	18,260	1,147,458
	Expeditors International of Washington Inc.	4,565	273,261
	Fastenal Co.	9,794	446,411
	Graco Inc.	1,328	164,260
	HEICO Corp., A	747	56,921
	Honeywell International Inc.	8,217	1,164,678
	Huntington Ingalls Industries Inc.	913	206,740
	J.B. Hunt Transport Services Inc.	3,071	341,127
a	JetBlue Airways Corp.	4,731	87,665
	Landstar System Inc.	913	90,980
	Lennox International Inc.	1,079	193,109
	Lincoln Electric Holdings Inc.	830	76,094
	Lockheed Martin Corp.	3,901	1,210,441
	MSC Industrial Direct Co. Inc., A	913	68,995
	Northrop Grumman Corp.	4,233	1,217,919
	Old Dominion Freight Line Inc.	1,411	155,365
	Pitney Bowes Inc.	7,553	105,818
	Raytheon Co.	6,640	1,238,891
	Robert Half International Inc.	4,648	233,980
	Rockwell Automation Inc.	4,067	724,780

libertyshares.com	Semiannual Report	21

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
	Rockwell Collins Inc.	4,731	$618,389
	Rollins Inc.	3,486	160,844
	Southwest Airlines Co.	11,620	650,488
a	Spirit Airlines Inc.	996	33,276
	Toro Co.	4,150	257,549
	Union Pacific Corp.	9,877	1,145,436
a	United Continental Holdings Inc.	7,802	474,986
	United Parcel Service Inc., B	10,292	1,235,966
	W.W. Grainger Inc.	1,826	328,223
	Watsco Inc.	415	66,844

			19,466,106

	Information Technology 20.9%
	Accenture PLC, A	8,715	1,177,135
a	Alphabet Inc., A	653	635,839
a	Alphabet Inc., C	470	450,782
	Amdocs Ltd.	4,980	320,314
	Analog Devices Inc.	6,723	579,321
	Apple Inc.	7,138	1,100,109
	Applied Materials Inc.	17,015	886,311
	Automatic Data Processing Inc.	10,624	1,161,416
	Broadridge Financial Solutions Inc.	4,067	328,695
	CA Inc.	9,794	326,924
a	Cadence Design Systems Inc.	2,324	91,728
	Cisco Systems Inc.	34,611	1,163,968
	Corning Inc.	13,861	414,721
	Dolby Laboratories Inc., A	1,743	100,257
a	eBay Inc.	8,383	322,410
a	F5 Networks Inc.	2,158	260,169
	FLIR Systems Inc.	2,573	100,116
	HP Inc.	58,017	1,158,019
	Intel Corp.	30,129	1,147,312
	International Business Machines Corp.	7,138	1,035,581
	Intuit Inc.	7,719	1,097,179
	Jack Henry & Associates Inc.	2,656	273,010
	KLA-Tencor Corp.	1,577	167,162
	Lam Research Corp.	1,328	245,733
	Mastercard Inc., A	8,881	1,253,997
	Maxim Integrated Products Inc.	6,723	320,754
	Microchip Technology Inc.	6,308	566,332
	Microsoft Corp.	15,604	1,162,342
	Motorola Solutions Inc.	3,320	281,768
	NetApp Inc.	4,150	181,604
	Paychex Inc.	11,786	706,689
	QUALCOMM Inc.	18,841	976,718
	Skyworks Solutions Inc.	6,391	651,243
	Teradyne Inc.	1,660	61,901
	Texas Instruments Inc.	13,197	1,182,979
a	VeriSign Inc.	3,154	335,554
	Versum Materials Inc.	1,743	67,663
a	VMware Inc., A	2,407	262,820
	Xilinx Inc.	8,549	605,526

			23,162,101

	Materials 2.6%
	Avery Dennison Corp.	747	73,460
	International Flavors & Fragrances Inc.	2,075	296,538
	LyondellBasell Industries NV, A	11,537	1,142,740

22	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

	Shares	Value
Common Stocks (continued)
Materials (continued)
NewMarket Corp.	332	$141,349
The Sherwin-Williams Co.	2,905	1,040,106
Sonoco Products Co.	2,988	150,745
Valvoline Inc.	1,909	44,766

		2,889,704

Real Estate 1.9%
Apple Hospitality REIT Inc.	3,154	59,642
DDR Corp.	2,822	25,850
EPR Properties	1,411	98,403
Gaming and Leisure Properties Inc.	3,154	116,351
Kimco Realty Corp.	3,403	66,529
National Retail Properties Inc.	4,731	197,093
OMEGA Healthcare Investors Inc.	6,059	193,343
Public Storage	4,648	994,626
Senior Housing Properties Trust	7,553	147,661
Spirit Realty Capital Inc.	12,699	108,830
STORE Capital Corp.	2,656	66,055
WP Carey Inc.	913	61,527

		2,135,910

Telecommunication Services 1.0%
AT&T Inc.	28,220	1,105,378

Utilities 7.7%
Alliant Energy Corp.	4,233	175,966
American Electric Power Co. Inc.	13,363	938,617
Atmos Energy Corp.	2,324	194,844
Consolidated Edison Inc.	7,304	589,287
DTE Energy Co.	5,561	597,029
Duke Energy Corp.	12,699	1,065,700
Eversource Energy	2,573	155,512
Exelon Corp.	28,054	1,056,794
Hawaiian Electric Industries Inc.	2,822	94,170
NextEra Energy Inc.	3,984	583,855
OGE Energy Corp.	2,739	98,686
PG&E Corp.	13,861	943,796
Pinnacle West Capital Corp.	3,486	294,776
Public Service Enterprise Group Inc.	17,347	802,299
SCANA Corp.	3,154	152,937
Vectren Corp.	2,324	152,850
Xcel Energy Inc.	13,944	659,830

		8,556,948

Total Investments (Cost $106,608,600) 99.8%		110,847,179
Other Assets, less Liabilities 0.2%		233,713

Net Assets 100.0%		$111,080,892

See Abbreviations on page 48.

aNon-income producing.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Mid Cap Equity ETF

Period Ended September 30, 2017 (unaudited)[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.51

Income from investment operations[b]:

Net investment income[c]	0.19

Net realized and unrealized gains (losses)	0.27

Total from investment operations	0.46

Less distributions from net investment income	(0.14)

Net asset value, end of period	$25.83

Total return[d]	1.82%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.88%

Expenses net of waiver and payments by affiliates	0.30%

Net investment income	1.78%

Supplemental data

Net assets, end of period (000’s)	$5,165

Portfolio turnover rate[f]	21.64%

aFor the period April 26, 2017 (commencement of operations) to September 30, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2017 (unaudited)

Franklin LibertyQ U.S. Mid Cap Equity ETF

		Shares	Value
	Common Stocks 99.8%
	Consumer Discretionary 23.3%
a	AutoZone Inc.	80	$47,609
	Bed Bath & Beyond Inc.	616	14,458
	Best Buy Co. Inc.	868	49,441
a	Burlington Stores Inc.	212	20,238
	Carter’s Inc.	164	16,195
	Choice Hotels International Inc.	120	7,668
	Coach Inc.	1,064	42,858
	Delphi Automotive PLC	416	40,934
	Dick’s Sporting Goods Inc.	324	8,751
	Dollar General Corp.	700	56,735
	Dominos Pizza Inc.	196	38,916
	Foot Locker Inc.	580	20,428
	GameStop Corp., A	448	9,256
	The Gap Inc.	972	28,703
	Garmin Ltd.	396	21,372
	Genuine Parts Co.	556	53,181
	H&R Block Inc.	780	20,654
	Hasbro Inc.	420	41,021
a	Hilton Grand Vacations Inc.	96	3,708
	The Interpublic Group of Cos. Inc.	1,404	29,189
	John Wiley & Sons Inc., A	160	8,560
	Kohl’s Corp.	744	33,964
	L Brands Inc.	832	34,620
	Macy’s Inc.	1,248	27,231
	Mattel Inc.	1,120	17,338
a	Michael Kors Holdings Ltd.	688	32,921
a	The Michaels Cos. Inc.	428	9,189
	Nordstrom Inc.	512	24,141
a	NVR Inc.	12	34,260
a	O’Reilly Automotive Inc.	212	45,658
	Pool Corp.	152	16,442
	Ralph Lauren Corp.	188	16,599
	Regal Entertainment Group, A	396	6,336
	Ross Stores Inc.	804	51,914
a	Sally Beauty Holdings Inc.	652	12,766
	Signet Jewelers Ltd.	108	7,187
	Six Flags Entertainment Corp.	256	15,601
a	Skechers USA. Inc., A	208	5,219
	Tiffany & Co.	368	33,775
	Tractor Supply Co.	556	35,189
	Tupperware Brands Corp.	252	15,579
a	Ulta Beauty Inc.	168	37,978
a	Under Armour Inc., C	520	7,810
a	Urban Outfitters Inc.	300	7,170
	VF Corp.	520	33,056
	Williams-Sonoma Inc.	368	18,348
	Wyndham Worldwide Corp.	180	18,974
a	Yum China Holdings Inc.	616	24,622

			1,203,762

	Consumer Staples 8.6%
a	Blue Buffalo Pet Products Inc.	272	7,711
	Brown-Forman Corp., A	144	8,019
	Brown-Forman Corp., B	728	39,530
	Campbell Soup Co.	612	28,654
	Church & Dwight Co. Inc.	956	46,318
	Clorox Co.	380	50,126
	Coty Inc., A	1,236	20,431

libertyshares.com	Semiannual Report	25

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Staples (continued)
	Dr. Pepper Snapple Group Inc.	556	$49,189
	Flowers Foods Inc.	792	14,898
a	Herbalife Ltd.	124	8,411
	The Hershey Co.	448	48,908
	Kellogg Co.	692	43,160
	Lamb Weston Holdings Inc.	232	10,879
	McCormick & Co. Inc.	448	45,983
	Nu Skin Enterprises Inc., A	228	14,018
a	Pilgrim’s Pride Corp.	184	5,227
a	Sprouts Farmers Market Inc.	248	4,655

			446,117

	Financials 14.3%
	American National Insurance Co.	32	3,779
	Annaly Capital Management Inc.	1,680	20,479
a	Arch Capital Group Ltd.	496	48,856
	Aspen Insurance Holdings Ltd.	236	9,534
	Axis Capital Holdings Ltd.	336	19,256
	CBOE Holdings Inc.	324	34,872
	CNA Financial Corp.	88	4,422
a	Credit Acceptance Corp.	36	10,086
	Discover Financial Services	660	42,557
	Erie Indemnity Co., A	40	4,823
	Everest Re Group Ltd.	148	33,802
	FactSet Research Systems Inc.	148	26,656
	Federated Investors Inc., B	328	9,742
	First American Financial Corp.	168	8,395
	FNF Group	408	19,364
	Lazard Ltd., A	308	13,928
	MarketAxess Holdings Inc.	108	19,927
	Mercury General Corp.	96	5,442
	Moody’s Corp.	436	60,696
	MSCI Inc.	252	29,459
	Nasdaq Inc.	316	24,512
	The Progressive Corp.	1,208	58,491
	Prosperity Bancshares Inc.	112	7,362
	Realty Income Corp.	760	43,464
a	Santander Consumer USA Holdings Inc.	244	3,750
	SEI Investments Co.	548	33,461
	Torchmark Corp.	404	32,356
	Two Harbors Investment Corp.	604	6,088
	Unum Group	900	46,017
	Validus Holdings Ltd.	252	12,401
	Voya Financial Inc.	544	21,700
	W.R. Berkley Corp.	312	20,823

			736,500

	Health Care 10.4%
a	Acadia Healthcare Co. Inc.	176	8,406
a	Align Technology Inc.	248	46,195
a	Bioverativ Inc.	208	11,871
a	Cerner Corp.	696	49,639
	CR Bard Inc.	168	53,844
a	Edwards Lifesciences Corp.	328	35,854
a	Henry Schein Inc.	560	45,914
a	IDEXX Laboratories Inc.	304	47,269
a	Mednax Inc.	160	6,899
a	Mettler-Toledo International Inc.	88	55,102

26	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
a	Premier Inc., A	164	$5,341
a	United Therapeutics Corp.	184	21,563
	Universal Health Services Inc., B	340	37,720
a	Varian Medical Systems Inc.	324	32,419
a	Waters Corp.	132	23,697
	Zoetis Inc.	828	52,793

			534,526

	Industrials 17.7%
	Air Lease Corp.	232	9,888
	Alaska Air Group Inc.	412	31,423
	Allegion PLC	160	13,835
	American Airlines Group Inc.	1,064	50,529
	BWX Technologies Inc.	144	8,067
	C.H. Robinson Worldwide Inc.	520	39,572
	Cintas Corp.	336	48,478
	Copa Holdings SA	100	12,453
	Crane Co.	164	13,118
	Cummins Inc.	328	55,114
	Donaldson Co. Inc.	448	20,581
	Dun & Bradstreet Corp.	136	15,832
	Equifax Inc.	376	39,852
	Expeditors International of Washington Inc.	572	34,240
	Fastenal Co.	1,116	50,867
	Fortive Corp.	504	35,678
	Graco Inc.	208	25,728
	HEICO Corp., A	108	8,230
	Hubbell Inc., B	84	9,746
a	JetBlue Airways Corp.	812	15,046
	Lennox International Inc.	140	25,056
	ManpowerGroup Inc.	228	26,863
	MSC Industrial Direct Co. Inc., A	192	14,510
	Nielsen Holdings PLC	1,060	43,937
	Old Dominion Freight Line Inc.	240	26,426
	Pitney Bowes Inc.	848	11,881
	Robert Half International Inc.	544	27,385
	Rockwell Automation Inc.	324	57,740
	Rollins Inc.	412	19,010
	Toro Co.	456	28,299
a	United Continental Holdings Inc.	648	39,450
	W.W. Grainger Inc.	212	38,107
	Watsco Inc.	100	16,107

			913,048

	Information Technology 14.4%
	Amphenol Corp., A	692	58,571
	Analog Devices Inc.	552	47,566
	Avnet Inc.	440	17,292
	Booz Allen Hamilton Holding Corp.	552	20,639
	CA Inc.	1,148	38,320
a	Cadence Design Systems Inc.	960	37,891
	CDK Global LLC	228	14,384
	CDW Corp. of Delaware	564	37,224
	CSRA Inc.	264	8,519
	Dolby Laboratories Inc., A	184	10,584
a	F5 Networks Inc.	276	33,275
a	Gartner Inc., A	300	37,323
	Genpact Ltd.	388	11,155

libertyshares.com	Semiannual Report	27

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
	Jack Henry & Associates Inc.	276	$28,370
	Juniper Networks Inc.	624	17,366
a	Keysight Technologies Inc.	584	24,329
	KLA-Tencor Corp.	440	46,640
a	Manhattan Associates Inc.	236	9,811
a	Match Group Inc.	60	1,391
	National Instruments Corp.	292	12,314
	NetApp Inc.	980	42,885
	Paychex Inc.	868	52,045
a	Red Hat Inc.	444	49,222
a	Synopsys Inc.	472	38,010
a	VeriSign Inc.	140	14,895
	Western Union Co.	1,872	35,942

			745,963

	Materials 2.1%
	Avery Dennison Corp.	300	29,502
a	Crown Holdings Inc.	372	22,216
	NewMarket Corp.	24	10,218
	RPM International Inc.	436	22,384
	The Scotts Miracle-Gro Co., A	164	15,964
	Valvoline Inc.	380	8,911

			109,195

	Real Estate 6.6%
	Alexandria Real Estate Equities Inc.	264	31,408
	Apple Hospitality REIT Inc.	656	12,405
	Brandywine Realty Trust	580	10,144
	Colony NorthStar Inc., A	888	11,153
	Columbia Property Trust Inc.	520	11,321
	CoreCivic Inc.	420	11,243
	Digital Realty Trust Inc.	436	51,592
	EPR Properties	208	14,506
a	Equity Commonwealth	192	5,837
	Essex Property Trust Inc.	200	50,806
	Federal Realty Investment Trust	252	31,301
	Highwoods Properties Inc.	280	14,585
	Hospitality Properties Trust	564	16,068
	Lamar Advertising Co., A	276	18,914
	National Retail Properties Inc.	464	19,330
	Senior Housing Properties Trust	1,008	19,707
	Tanger Factory Outlet Centers Inc.	332	8,108

			338,428

	Telecommunication Services 0.6%
	CenturyLink Inc.	1,680	31,752

	Utilities 1.8%
	Edison International	632	48,771
	Entergy Corp.	588	44,900

			93,671

	Total Investments (Cost $5,105,806) 99.8%		5,152,962
	Other Assets, less Liabilities 0.2%		12,457

	Net Assets 100.0%		$5,165,419

See Abbreviations on page 48.

aNon-income producing.

28	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Small Cap Equity ETF

Period Ended September 30, 2017 (unaudited)[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.36

Income from investment operations[b]:

Net investment income[c]	0.18

Net realized and unrealized gains (losses)	0.28

Total from investment operations	0.46

Less distributions from net investment income	(0.14)

Net asset value, end of period	$25.68

Total return[d]	1.83%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.35%

Expenses net of waiver and payments by affiliates	0.35%

Net investment income	1.66%

Supplemental data

Net assets, end of period (000’s)	$3,851

Portfolio turnover rate[f]	13.47%

aFor the period April 26, 2017 (commencement of operations) to September 30, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2017 (unaudited)

Franklin LibertyQ U.S. Small Cap Equity ETF

		Shares	Value
	Common Stocks 100.0%
	Consumer Discretionary 24.4%
a	1-800-FLOWERS.Com Inc.	219	$2,157
	Abercrombie & Fitch Co., A	591	8,534
	Adtalem Global Education Inc.	330	11,830
a	America’s Car-Mart Inc.	51	2,097
	American Eagle Outfitters Inc.	1,341	19,176
a	American Outdoor Brands Corp.	393	5,993
a	American Public Education Inc.	123	2,589
a	Asbury Automotive Group Inc.	177	10,815
a	Ascena Retail Group Inc.	876	2,146
a	At Home Group Inc.	33	754
	Barnes & Noble Inc.	309	2,348
	Bassett Furniture Industries Inc.	78	2,941
[a]	Belmond Ltd., A	288	3,931
	Big 5 Sporting Goods Corp.	168	1,285
	Big Lots Inc.	435	23,303
a	BJ’s Restaurants Inc.	159	4,842
	Bloomin’ Brands Inc.	816	14,362
	Bob Evans Farms Inc.	183	14,184
	Buckle Inc.	252	4,246
a	Buffalo Wild Wings Inc.	111	11,733
a	Build-A-Bear-Workshop Inc.	111	1,016
	Caleres Inc.	351	10,713
	Camping World Holdings Inc., A	78	3,178
	Capella Education Co.	105	7,366
a	Career Education Corp.	336	3,491
	The Cato Corp., A	216	2,858
	The Cheesecake Factory Inc.	447	18,828
	Chico’s FAS Inc.	1,068	9,559
	The Children’s Place Inc.	147	17,368
a	Chuy’s Holdings Inc.	126	2,652
	Citi Trends Inc.	114	2,265
	Collectors Universe Inc.	69	1,654
	Columbia Sportswear Co.	183	11,269
a	The Container Store Group Inc.	150	632
	Cooper Tire & Rubber Co.	375	14,025
a	Cooper-Standard Holding Inc.	105	12,177
	Core-Mark Holding Co. Inc.	321	10,317
	Cracker Barrel Old Country Store Inc.	180	27,292
	CSS Industries Inc.	75	2,161
	Culp Inc.	69	2,260
a	Dave & Buster’s Entertainment Inc.	303	15,901
a	Deckers Outdoor Corp.	219	14,982
a	Del Frisco’s Restaurant Group Inc.	86	1,251
a	Denny’s Corp.	546	6,798
	Dillard’s Inc., A	51	2,860
	DineEquity Inc.	108	4,642
a	Dorman Products Inc.	210	15,040
	DSW Inc., A	465	9,988
a	Duluth Holdings Inc.	66	1,339
a	El Pollo Loco Holdings Inc.	165	2,005
	Escalade Inc.	75	1,020
	Ethan Allen Interiors Inc.	210	6,804
a	Fiesta Restaurant Group Inc.	225	4,275
	The Finish Line Inc., A	315	3,789
a	Five Below Inc.	429	23,544
	Flexsteel Industries Inc.	54	2,738
a	Fossil Group Inc.	249	2,323

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
a	Francesca’s Holdings Corp.	339	$2,495
	Gannett Co. Inc.	921	8,289
a	Genesco Inc.	171	4,549
a	Grand Canyon Education Inc.	384	34,875
	Group 1 Automotive Inc.	75	5,434
	Guess? Inc.	435	7,408
a	The Habit Restaurants Inc., A	132	1,723
	Haverty Furniture Cos. Inc.	183	4,785
a	Hibbett Sports Inc.	177	2,522
	Hooker Furniture Corp.	84	4,011
	HSN Inc.	294	11,481
	ILG Inc.	696	18,604
a	iRobot Corp.	138	10,634
a	J. Jill Inc.	44	479
	Jack in the Box Inc.	234	23,849
	Johnson Outdoors Inc., A	42	3,078
a	Kirkland’s Inc.	120	1,372
	La-Z-Boy Inc.	372	10,007
	LCI Industries	147	17,030
	Libbey Inc.	132	1,222
	Liberty Tax Inc.	66	950
	Lifetime Brands Inc.	93	1,702
	Marcus Corp.	147	4,072
	Marine Products Corp.	66	1,059
	Marriott Vacations Worldwide Corp.	70	8,717
a	MCBC Holdings Inc.	61	1,243
	Meredith Corp.	303	16,816
	Monro Inc.	207	11,602
	Movado Group Inc.	111	3,108
a	MSG Networks Inc., A	279	5,915
	National CineMedia Inc.	426	2,973
a	Nautilus Inc.	219	3,701
	New Media Investment Group Inc.	459	6,789
	The New York Times Co., A	936	18,346
	Nutrisystem Inc.	201	11,236
	Office Depot Inc.	1,902	8,635
a	Ollie’s Bargain Outlet Holdings Inc.	225	10,440
	Oxford Industries Inc.	123	7,815
	Papa John’s International Inc.	201	14,687
	PetMed Express Inc.	186	6,166
	Pier 1 Imports Inc.	744	3,117
a	Potbelly Corp.	183	2,269
	Rent-A-Center Inc.	369	4,236
	Ruth’s Hospitality Group Inc.	222	4,651
	Scholastic Corp.	231	8,593
a	Select Comfort Corp.	333	10,340
	Shoe Carnival Inc.	105	2,350
	Sonic Automotive Inc.	213	4,345
a	Sportsman’s Warehouse Holdings Inc.	249	1,123
	Standard Motor Products Inc.	159	7,672
a	Steven Madden Ltd.	414	17,926
	Strayer Education Inc.	96	8,378
	Sturm Ruger & Co. Inc.	147	7,600
	Superior Uniform Group Inc.	75	1,717
	Tailored Brands Inc.	183	2,643
	Tenneco Inc.	384	23,297
	Texas Roadhouse Inc., A	591	29,042

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
	Tile Shop Holdings Inc.	234	$2,972
	Tilly’s Inc., A	108	1,295
	Time Inc.	771	10,408
a	Vera Bradley Inc.	150	1,322
a	Vitamin Shoppe Inc.	177	947
	Weyco Group Inc.	54	1,533
	Winmark Corp.	24	3,162
	Wolverine World Wide Inc.	753	21,724
	World Wrestling Entertainment Inc.	210	4,945
a	Zoe’s Kitchen Inc.	144	1,819
a	Zumiez Inc.	129	2,335

			941,226

	Consumer Staples 6.3%
	B&G Foods Inc., A	426	13,568
a	Boston Beer Inc., A	66	10,309
a	Central Garden & Pet Co.	57	2,214
a	Central Garden & Pet Co., A	177	6,583
	Coca-Cola Bottling Co. Consolidated	39	8,414
	Dean Foods Co.	723	7,866
a	Farmer Brothers Co.	63	2,070
a	Hostess Brands Inc., A	261	3,565
	Ingles Markets Inc., A	111	2,853
	Inter Parfums Inc.	114	4,702
	J & J Snack Foods Corp.	123	16,150
	John B. Sanfilippo & Son Inc.	66	4,442
	Lancaster Colony Corp.	138	16,577
	Medifast Inc.	93	5,521
	National Beverage Corp.	102	12,653
a	Natural Grocers by Vitamin Cottage Inc.	69	385
	Natures Sunshine Products Inc.	84	853
a	Performance Food Group Co.	354	10,000
	PriceSmart Inc.	168	14,994
	Sanderson Farms Inc.	150	24,228
a	Smart & Final Stores Inc.	120	942
	Snyders-Lance Inc.	528	20,138
	SpartanNash Co.	246	6,487
	Universal Corp.	165	9,454
a	USANA Health Sciences Inc.	78	4,501
	Vector Group Ltd.	710	14,534
	Village Super Market Inc., A	69	1,707
	WD-40 Co.	111	12,421
	Weis Markets Inc.	84	3,654

			241,785

	Energy 0.0%†
a	Smart Sand Inc.	45	305

	Financials 8.6%
	1st Source Corp.	65	3,302
	Ames National Corp.	69	2,060
	AmTrust Financial Services Inc.	291	3,917
	Anworth Mortgage Asset Corp.	323	1,941
	Apollo Commercial Finance Inc.	513	9,290
	B. Riley Financial Inc.	77	1,313
	Baldwin & Lyons Inc., B	54	1,218
	BancFirst Corp.	114	6,469
	Blue Capital Reinsurance Holdings Ltd.	23	378

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Financials (continued)
	Bryn Mawr Bank Corp.	117	$5,125
	Capstead Mortgage Corp.	368	3,551
	Citizens & Northern Corp.	81	1,989
a	Citizens Inc., A	357	2,624
	Clifton Bancorp Inc.	132	2,207
	CNB Financial Corp.	87	2,377
	Cohen & Steers Inc.	138	5,450
	Community Bank System Inc.	357	19,724
	Crawford & Co., B	108	1,292
	Diamond Hill Investment Group Inc.	13	2,761
	Dynex Capital Inc.	167	1,214
	EMC Insurance Group Inc.	30	844
a	Essent Group Ltd.	327	13,243
	Evercore Inc.	255	20,464
	Farmers Capital Bank Corp.	54	2,271
	FBL Financial Group Inc., A	37	2,756
	Financial Institutions Inc.	120	3,456
	First Bancorp Inc.	69	2,091
	First Citizens Bancorp	32	715
	First Commonwealth Financial Corp.	651	9,199
	First Community Bancshares Inc.	105	3,057
	First Defiance Financial Corp.	69	3,622
	First Financial Corp.	78	3,713
	First Financial Northwest Inc.	48	816
	First Guaranty Bancshares Inc.	18	485
	Greenhill & Co. Inc.	198	3,287
a	Hallmark Financial Services Inc.	75	871
	Heritage Commerce Corp.	123	1,750
	Heritage Financial Corp.	186	5,487
	Horace Mann Educators Corp.	315	12,395
	International Bancshares Corp.	339	13,594
	Invesco Mortgage Capital	750	12,847
	Investors Title Co.	9	1,612
	Kingstone Cos. Inc.	28	456
	Lakeland Financial Corp.	165	8,039
	LCNB Corp.	57	1,194
	Macatawa Bancorp	156	1,601
	Maiden Holdings Ltd.	513	4,078
	MBT Financial Corp.	99	1,084
	MidSouth Bancorp Inc.	29	349
	Midwestone Financial Group Inc.	63	2,127
	National Bankshares Inc.	54	2,427
	National Western Life Group Inc., A	21	7,329
	NBT Bancorp Inc.	300	11,016
	Nelnet Inc., A	141	7,120
	Northfield Bancorp Inc.	351	6,090
	Northwest Bancshares Inc.	708	12,227
	Ohio Valley Banc Corp.	18	655
	Old Point Financial Corp.	15	486
	Penns Woods Bancorp Inc.	17	790
	Premier Financial Bancorp Inc.	69	1,504
	Provident Financial Services Inc.	489	13,042
	Pzena Investment Management Inc., A	61	664
a	Regional Management Corp.	96	2,324
	Shore Bancshares Inc.	72	1,199
	Silvercrest Asset Management Group Inc., A	66	960
	Summit Financial Group Inc.	60	1,540
	Territorial Bancorp Inc.	54	1,705

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Financials (continued)
	Tompkins Financial Corp.	50	$4,307
	TrustCo Bank Corp. NY	648	5,767
	United Fire Group Inc.	75	3,436
	United Security Bancshares	41	390
	Universal Insurance Holdings Inc.	204	4,692
	Value Line Inc.	6	106
	Virtu Financial Inc., A	79	1,280
	Waddell & Reed Financial Inc., A	477	9,573
a	Walker & Dunlop Inc.	96	5,024
	Westwood Holdings Group Inc.	63	4,238
a	World Acceptance Corp.	54	4,476

			330,072

	Health Care 11.7%
a	AAC Holdings Inc.	72	715
a	Acorda Therapeutics Inc.	285	6,740
a	Addus Homecare Corp.	27	953
a	Almost Family Inc.	78	4,189
a	Amedisys Inc.	219	12,255
a	AMN Healthcare Services Inc.	327	14,944
a	AtriCure Inc.	105	2,349
	Atrion Corp.	12	8,064
a	Biospecifics Technologies Corp.	39	1,814
a	BioTelemetry Inc.	192	6,336
	Cantel Medical Corp.	237	22,318
a	Cardiovascular Systems Inc.	120	3,378
	Chemed Corp.	132	26,671
a	Civitas Solutions Inc.	96	1,771
a	Community Health Systems Inc.	621	4,769
	Computer Programs and Systems Inc.	90	2,660
	CONMED Corp.	204	10,704
a	Corcept Therapeutics Inc.	576	11,117
a	CorVel Corp.	63	3,427
a	CryoLife Inc.	195	4,426
a	Cutera Inc.	69	2,853
a	Enzo Biochem Inc.	249	2,607
a	Exactech Inc.	90	2,966
a	Fonar Corp.	22	671
a	Genomic Health Inc.	156	5,006
a	Globus Medical Inc., A	534	15,870
	HealthSouth Corp.	717	33,233
a	Heska Corp.	36	3,171
a	Inogen Inc.	57	5,421
a	Integra LifeSciences Holdings	402	20,293
	Kindred Healthcare Inc.	822	5,590
	Landauer Inc.	57	3,836
	LeMaitre Vascular Inc.	99	3,705
a	LHC Group Inc.	108	7,659
	Luminex Corp.	258	5,245
a	Masimo Corp.	405	35,057
	Meridian Bioscience Inc.	363	5,191
a	Merit Medical Systems Inc.	156	6,607
a	MiMedx Group Inc.	558	6,629
a	Myriad Genetics Inc.	495	17,909
	National Healthcare Corp.	84	5,256
	National Research Corp., A	57	2,149
a	NuVasive Inc.	162	8,985
a	Orthofix International Nv	126	5,953

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	Owens & Minor Inc.	432	$12,614
a	PDL BioPharma Inc.	1,404	4,760
a	Penumbra Inc.	180	16,254
	Phibro Animal Health Corp.	117	4,335
a	Prestige Brands Holdings Inc.	181	9,066
a	Quality Systems Inc.	357	5,616
a	Reata Pharmaceuticals Inc.	42	1,306
a	SciClone Pharmaceuticals Inc.	411	4,603
	Simulations Plus Inc.	39	605
a	Supernus Pharmaceuticals Inc.	315	12,600
a	Tactile Systems Technology Inc.	36	1,114
	U.S. Physical Therapy Inc.	81	4,977
	Utah Medical Products Inc.	27	1,986
a	Varex Imaging Corp.	141	4,771
a	Vocera Communications Inc.	99	3,106

			449,175

	Industrials 17.1%
	ABM Industries Inc.	408	17,018
	Aircastle Ltd.	330	7,356
	Alamo Group Inc.	63	6,764
	Allegiant Travel Co.	105	13,828
	Altra Industrial Motion Corp.	192	9,235
	Applied Industrial Technologies Inc.	339	22,306
	Astec Industries Inc.	114	6,385
	BG Staffing Inc.	30	497
	Brady Corp., A	342	12,979
	Briggs & Stratton Corp.	243	5,711
	The Brink’s Co.	327	27,550
a	Covenant Transportation Group Inc., A	72	2,087
	Deluxe Corp.	447	32,613
	Douglas Dynamics Inc.	138	5,437
	The Eastern Co.	18	517
	Ennis Inc.	183	3,596
	EnPro Industries Inc.	71	5,718
	EnviroStar Inc.	12	332
	ESCO Technologies Inc.	126	7,554
	Essendant Inc.	267	3,516
	Exponent Inc.	156	11,528
	Federal Signal Corp.	372	7,916
	Forward Air Corp.	222	12,705
a	Franklin Covey Co.	84	1,705
	Global Brass & Copper Holdings Inc.	108	3,650
a	Hawaiian Holdings Inc.	318	11,941
	Healthcare Services Group Inc.	429	23,153
	Heartland Express Inc.	315	7,900
	Heidrick & Struggles International Inc.	156	3,299
	Herman Miller Inc.	477	17,124
	Hillenbrand Inc.	414	16,084
	HNI Corp.	351	14,556
a	Huttig Building Products Inc.	81	572
	Hyster-Yale Materials Handling Inc.	69	5,274
a	ICF International Inc.	147	7,931
	Insperity Inc.	144	12,672
	Interface Inc.	417	9,132
	John Bean Technologies Corp.	204	20,624
	Kadant Inc.	81	7,983

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
	Kaman Corp., A	207	$11,546
	Kelly Services Inc., A	252	6,323
	Kforce Inc.	222	4,484
	Kimball International Inc., B	258	5,101
a	Knight-Swift transportation Holdings Inc.	847	35,193
	Knoll Inc.	345	6,900
	Korn/Ferry International	435	17,152
a	Lawson Products Inc.	45	1,134
	Lindsay Corp.	72	6,617
	LSC Communications Inc.	111	1,833
	McGrath RentCorp	168	7,350
	Mobile Mini Inc.	324	11,162
a	Moog Inc., A	105	8,760
	MSA Safety Inc.	117	9,303
	National Presto Industries Inc.	33	3,513
	Omega Flex Inc.	24	1,724
	Preformed Line Products Co.	18	1,211
	Quad/Graphics Inc.	104	2,351
	Resources Connection Inc.	279	3,878
a	SAIA Inc.	213	13,344
	Schneider National Inc.	120	3,036
	Simpson Manufacturing Co. Inc.	267	13,094
	Standex International Corp.	90	9,558
	Steelcase Inc., A	747	11,504
	Tennant Co.	153	10,129
a	Trex Co. Inc.	153	13,781
	UniFirst Corp.	102	15,453
	Universal Logistics Holdings Inc.	66	1,350
a	Veritiv Corp.	69	2,243
	Watts Water Technologies Inc., A	180	12,456
	Werner Enterprises Inc.	357	13,048
	West Corp.	303	7,111
a	Willdan Group Inc.	27	876

			659,266

	Information Technology 17.5%
a	Acacia Communications Inc.	72	3,391
a	Advanced Energy Industries Inc.	133	10,741
	American Software Inc., A	186	2,113
a	Aspen Technology Inc.	600	37,686
a	Avid Technology Inc.	249	1,130
	Badger Meter Inc.	162	7,938
a	Barracuda Networks Inc.	150	3,635
	Blackbaud Inc.	156	13,697
	Cabot Microelectronics Corp.	129	10,311
a	Carbonite Inc.	120	2,640
a	Care.com Inc.	46	731
a	CEVA Inc.	75	3,210
a	Cimpress NV	183	17,872
a	Cirrus Logic Inc.	450	23,994
a	Clearfield Inc.	63	857
a	CommerceHub Inc., A	54	1,219
a	CommerceHub Inc., C	111	2,370
a	CommVault Systems Inc.	306	18,605
a	Control4 Corp.	83	2,445
	Convergys Corp.	600	15,534
	CSG Systems International Inc.	273	10,947

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
a	CyberOptics Corp.	24	$390
	Daktronics Inc.	237	2,505
a	EPAM Systems Inc.	333	29,281
a	ePlus Inc.	90	8,321
	EVERTEC Inc.	408	6,467
a	EXA Corp.	72	1,741
	Fair Isaac Corp.	240	33,720
	Forrester Research Inc.	90	3,767
a	Gigamon Inc.	168	7,081
a	GrubHub Inc.	273	14,376
	Hackett Group Inc.	174	2,643
a	Imperva Inc.	114	4,948
a	Insight Enterprises Inc.	312	14,327
	InterDigital Inc.	270	19,912
a	Iteris Inc.	84	559
	J2 Global Inc.	339	25,045
	Littelfuse Inc.	168	32,908
	ManTech International Corp., A	156	6,887
a	The Meet Group Inc.	333	1,212
	Mesa Laboratories Inc.	21	3,136
a	MicroStrategy Inc.	66	8,429
a	Mitek Systems Inc.	210	1,995
	MKS Instruments Inc.	261	24,651
	Monolithic Power Systems	270	28,768
	Monotype Imaging Holdings Inc.	297	5,717
	NIC Inc.	489	8,386
	NVE Corp.	17	1,342
	PC Connection Inc.	102	2,875
a	PC Mall Inc.	36	504
	Pegasystems Inc.	285	16,430
a	Pixelworks Inc.	92	433
a	Planet Payment Inc.	258	1,107
	Plantronics Inc.	255	11,276
	QAD Inc., A	69	2,370
a	Qualys Inc.	114	5,905
a	Quantum Corp.	92	563
a	RingCentral Inc., A	201	8,392
a	Rudolph Technologies Inc.	165	4,340
a	ScanSource Inc.	186	8,119
	Science Applications International Corp.	207	13,838
a	Silicon Laboratories Inc.	228	18,217
a	Stamps.com Inc.	58	11,754
a	Sykes Enterprises Inc.	237	6,911
	Syntel Inc.	117	2,299
a	Tech Data Corp.	213	18,925
	TeleTech Holdings Inc.	111	4,634
	Travelport Worldwide Ltd.	422	6,625
a	Tucows Inc., A	29	1,698
a	Ubiquiti Networks Inc.	183	10,252
a	Varonis Systems Inc.	69	2,891
	Vishay Intertechnology Inc.	447	8,404
a	XO Group Inc.	192	3,777
a	Yelp Inc.	256	11,085
a	Yext Inc.	38	505
a	Zix Corp.	447	2,186

			675,895

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Materials 1.9%
	Chase Corp.	48	$5,347
	Greif Inc., A	177	10,362
	Greif Inc., B	36	2,313
a	Handy & Harman Ltd.	11	358
	Innophos Holdings Inc.	123	6,050
	Innospec Inc.	144	8,878
	KMG Chemicals Inc.	60	3,293
	Myers Industries Inc.	156	3,268
	Schweitzer-Mauduit International Inc.	207	8,582
	Sensient Technologies Corp.	300	23,076

			71,527

	Real Estate 4.7%
a	Altisource Portfolio Solutions SA	72	1,863
	Chesapeake Lodging Trust	210	5,664
	Franklin Street Properties Corp.	801	8,507
	Government Properties Income Trust	531	9,967
	Healthcare Realty Trust Inc.	747	24,158
	LaSalle Hotel Properties	843	24,464
	Lexington Realty Trust	1,728	17,660
	LTC Properties Inc.	285	13,389
	One Liberty Properties Inc.	111	2,704
	Preferred Apartment Communities Inc., A	198	3,738
	PS Business Parks Inc.	171	22,828
a	Quality Care Properties Inc.	375	5,813
	Ramco-Gershenson Properties Trust	588	7,650
	RE/MAX Holdings Inc., A	150	9,532
	Select Income REIT	459	10,750
	STAG Industrial Inc.	304	8,351
	Urstadt Biddle Properties, A	189	4,101

			181,139

	Telecommunication Services 0.7%
	Cogent Communications Holdings Inc.	237	11,589
	IDT Corp., B	135	1,901
	Spok Holdings Inc.	135	2,072
a	Vonage Holdings Corp.	1,314	10,696

			26,258

	Utilities 7.1%
	ALLETE Inc.	333	25,738
	American States Water Co.	279	13,741
	Artesian Resources Corp., A	45	1,701
	Avista Corp.	453	23,452
	California Water Service Group	297	11,330
	Chesapeake Utilities Corp.	102	7,981
	El Paso Electric Co.	291	16,078
	IDACORP Inc.	164	14,420
	MGE Energy Inc.	249	16,085
	New Jersey Resources Corp.	555	23,393
	Northwest Natural Gas Co.	189	12,172
	NRG Yield Inc., A	192	3,642
	SJW Group	75	4,245
	South Jersey Industries Inc.	462	15,953
	Southwest Gas Holdings Inc.	327	25,382
	Spark Energy Inc., A	93	1,395
	Spire Inc.	294	21,947

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

	Shares	Value
Common Stocks (continued)
Utilities (continued)
Unitil Corp.	102	$5,045
WGL Holdings Inc.	345	29,049

		272,749

Total Investments (Cost $3,789,665) 100.0%		3,849,397
Other Assets, less Liabilities 0.0%†		1,907

Net Assets 100.0%		$3,851,304

See Abbreviations on page 48.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	39

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2017 (unaudited)

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$106,608,600	$5,105,806	$3,789,665

Value - Unaffiliated issuers	$110,847,179	$5,152,962	$3,849,397
Cash	134,243	13,477	14,464
Receivables:
Dividends	127,588	5,751	4,376
Affiliates	—	10,366	10,628

Total assets	111,109,010	5,182,556	3,878,865

Liabilities:
Payables:
Investment securities purchased	—	—	10,344
Management fees	1,985	—	—
Transfer agent fees	5,528	5,528	5,528
Trustees’ fees and expenses	2,339	76	76
Professional fees	7,573	6,249	6,323
Reports to shareholders	1,916	1,242	1,242
Registration and filing fees	7,769	2,739	2,739
Accrued expenses and other liabilities	1,008	1,303	1,309

Total liabilities	28,118	17,137	27,561

Net assets, at value	$111,080,892	$5,165,419	$3,851,304

Net assets consist of:
Paid-in capital	$106,590,116	$5,110,349	$3,803,994
Undistributed net investment income	175,022	7,899	5,560
Net unrealized appreciation (depreciation)	4,238,579	47,156	59,732
Accumulated net realized gain (loss)	77,175	15	(17,982)

Net assets, at value	$111,080,892	$5,165,419	$3,851,304

Shares outstanding	4,150,000	200,000	150,000

Net asset value per share	$26.77	$25.83	$25.68

40	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2017a (unaudited)

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Investment income:
Dividends:
Unaffiliated issuers	$956,074	$42,126	$32,061
Income from securities loaned (net of fees and rebates)	54	—	—

Total investment income	956,128	42,126	32,061

Expenses:
Management fees (Note 3a)	95,599	6,073	5,592
Transfer agent fees	6,828	6,828	6,828
Custodian fees	807	557	557
Reports to shareholders	2,712	2,038	2,038
Registration and filing fees	7,942	2,761	2,761
Professional fees	21,435	17,781	17,707
Trustees’ fees and expenses	7,286	241	235
Other	1,833	1,833	1,833

Total expenses	144,442	38,112	37,551
Expenses waived/paid by affiliates (Note 3c)	(48,843)	(32,039)	(31,959)

Net expenses	95,599	6,073	5,592

Net investment income	860,529	36,053	26,469

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments unaffiliated issuers	(181,410)	15	(17,982)
In-kind redemptions	258,585	—	—

Net realized gain (loss)	77,175	15	(17,982)

Net change in unrealized appreciation (depreciation) on:
Investments	4,238,579	47,156	59,732

Net change in unrealized appreciation (depreciation)	4,238,579	47,156	59,732

Net realized and unrealized gain (loss)	4,315,754	47,171	41,750

Net increase (decrease) in net assets resulting from operations	$5,176,283	$83,224	$68,219

aFor the period April 26, 2017 (commencement of operations) to September 30, 2017.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
	Period Ended September 30, 2017[a] (unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$860,529	$36,053	$26,469
Net realized gain (loss)	77,175	15	(17,982)
Net change in unrealized appreciation (depreciation)	4,238,579	47,156	59,732

Net increase (decrease) in net assets resulting from operations	5,176,283	83,224	68,219

Distributions to shareholders from net investment income	(685,507)	(28,154)	(20,909)

Capital share transactions: (Note 2)	106,590,116	5,110,349	3,803,994

Net increase (decrease) in net assets	111,080,892	5,165,419	3,851,304
Net assets:
Beginning of period	—	—	—

End of period	$111,080,892	$5,165,419	$3,851,304

Undistributed net investment income included in net assets, end of period	$175,022	$7,899	$5,560

aFor the period April 26, 2017 (commencement of operations) to September 30, 2017.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twelve separate funds, three of which are included in this report (Funds) and the financial statements of the remaining funds are presented separately, and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Effective April 26, 2017, the Trust began offering shares of Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF. Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. At September 30, 2017, the Funds had no securities on loan.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV in blocks of 50,000 shares or multiples thereof (Creation Units). Certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance or redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees received by the Funds, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At September 30, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ U.S. Equity ETF		Franklin LibertyQ U.S. Mid Cap Equity ETF
	Shares	Amount	Shares	Amount

Period ended September 30, 2017[a]
Shares sold	4,450,000	$114,417,232	200,000	$5,110,349
Shares redeemed	(300,000)	(7,827,116)	—	—

Net increase (decrease)	4,150,000	$106,590,116	200,000	$5,110,349

	Franklin LibertyQ U.S. Small Cap Equity ETF
	Shares	Amount

Period ended September 30, 2017[a]
Shares sold	150,000	$3,803,994
Shares redeemed	—	—

Net increase (decrease)	150,000	$3,803,994

aFor the period April 26, 2017 (commencement of operations) to September 30, 2017.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay an investment management fee to Advisers based on the average net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin LibertyQ U.S. Equity ETF	0.25%
Franklin LibertyQ U.S. Mid Cap Equity ETF	0.30%
Franklin LibertyQ U.S. Small Cap Equity ETF	0.35%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

b. Administrative Fees (continued)

The Franklin LibertyQ Global Equity ETF invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2017, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value Held at End of Period	Dividend Income	Realized Gain(Loss)	Change in Unrealized Appreciation (Depreciation)
Franklin LibertyQ U.S. Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio, 0.67%	—	201,614	(201,614)	—	$—	$—	$—	$—
c. Waiver and Expense Reimbursements

Effective September 1, 2017, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF so that the expenses (including acquired fund fees and expenses) of the Funds do not exceed 0.25%, 0.30% and 0.35%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

Prior to September 1, 2017, Advisers had contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF so that the expenses (excluding acquired fund fees and expenses) of the Funds do not exceed 0.25%, 0.30%, and 0.35%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations).

d. Other Affiliated Transactions

At September 30, 2017, the shares of the Funds were owned by the following investment entities:

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin LibertyQ U.S. Equity ETF
Franklin Moderate Allocation Fund	1,559,000	37.6%
Franklin Growth Allocation Fund	1,181,600	28.5%
Franklin Conservative Allocation Fund	666,700	16.1%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	653,900	15.8%

Total	4,061,200	98.0%

aInvestment activities of significant shareholders could have a material impact on the Fund.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes

At September 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Cost of investments	$106,608,600	$5,105,806	$3,789,665

Unrealized appreciation	$6,678,891	$276,699	$277,828
Unrealized depreciation	(2,440,312)	(229,543)	(218,096)

Net unrealized appreciation (depreciation)	$4,238,579	$47,156	$59,732

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of redemptions in-kind.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended September 30, 2017, were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Purchases	$15,293,934	$1,018,567	$527,834
Sales	$14,632,263	$1,009,835	$502,298

In-kind transactions associated with creation and redemptions for the period ended September 30, 2017, were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Cost of Securities Received	$113,933,922	$5,097,150	$3,796,494
Value of Securities Delivered[a]	$7,782,931	$—	$—

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

6. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2017, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
REIT	— Real Estate Investment Trust

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin LibertyQ U.S. Equity ETF

Franklin LibertyQ U.S. Mid Cap Equity ETF

Franklin LibertyQ U.S. Small Cap Equity ETF

(each a “Fund”)

At a meeting held on February 16, 2017 (“Meeting”), the Board of Trustees (“Board”), including a majority of trustees who are not “interested persons” as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940 (“Independent Trustees”), approved with respect to each Fund, an investment management agreement (each an “Investment Management Agreement”) with Franklin Advisers, Inc. (“Investment Manager”).

In considering the approval of each Investment Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting, at a meeting of the Board held on December 8, 2016 and throughout the year at other meetings of the Board. The Board also considered that the terms of the Investment Management Agreements were explained at the Meeting, noting that the forms of such agreements are substantially the same as the standard form of investment management agreement that includes administration services used for other funds in the Franklin Templeton Investments family of funds (“FTI Complex”). In reaching its decision to approve each Investment Management Agreement, the Board took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by the Investment Manager to the Funds under the proposed Investment Management Agreements; (2) the Investment Manager’s experience as manager of other funds and accounts, including those within the FTI Complex; (3) the Investment Manager’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Investment Management Agreements; (5) the comparative pricing structure (including fee waivers and the estimated expense ratio to be borne by shareholders) of the Funds; (6) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Investment Manager; and (7) the Investment Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the FTI Complex. In considering the information and factors noted above, the Independent Trustees received assistance and advice from and met separately with their Independent Legal Counsel.

In approving each Investment Management Agreement, the Board, including a majority of Independent Trustees, determined that the investment management fee structure is fair and reasonable and that the approval of each Investment Management Agreement is in the interests of each Fund and its shareholders.

The following sets forth some of the primary information and factors relevant to the Board’s decision to approve the Investment Management Agreements. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual Trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees reviewed the nature, extent and quality of the services to be provided by the Investment Manager. In this regard, the Trustees reviewed the Funds’ proposed investment goals and the Investment Manager’s proposed investment strategies and ability to implement such investment strategies (including, but not limited to, the Investment Manager’s trading practices and investment decision processes). The Trustees also reviewed the Funds’ portfolio managers, including their background and skills as well as their expertise in managing other funds within the FTI Complex.

Based on their review, the Trustees were satisfied with the nature and quality of the overall services to be provided by the Investment Manager to the Funds and their shareholders and were confident in the Investment Manager’s ability to implement the Funds’ proposed investment strategies and to provide quality services to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board noted that, as the Funds had not yet commenced investment operations, there was no investment performance for the Funds. The Board also considered the proposed performance benchmarks for the Funds and how such benchmarks would be utilized to measure performance of the Investment Manager.

COMPARATIVE EXPENSES. The Board considered the cost of the services to be provided by the Investment Manager (and its affiliates) from its respective relationships with the

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

Funds. The Board noted that the Investment Manager (and its affiliates) could not report any financial results from their relationships with the Funds because the Funds had not yet commenced investment operations, and thus, the Board could not evaluate the Investment Manager’s (or its affiliates’) profitability with respect to the Funds.

The Board was provided with information relating to proposed expenses for each Fund, including comparative data provided by Morningstar, Inc. (“Morningstar”), an independent organization, which compared the respective Fund’s expenses with those of its “peer group,” which consisted of other funds deemed comparable to the respective Fund as selected by Morningstar (“Comparable Funds”). The Board considered the information provided by Morningstar and noted that, for the Franklin LibertyQ U.S. Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF, the Investment Manager’s contractual management fees and net expense ratios are at or below the median of the fees and expenses of Comparable Funds. While the contractual management fee for Franklin LibertyQ U.S. Mid Cap Equity ETF is above the Comparable Fund median, the net total expense ratio is at or below the median of its peers.

The Board noted that the Investment Manager will waive or assume certain expenses so that the total operating expenses for each Fund (excluding acquired fund fees and expenses and certain non-routine expenses) do not exceed (and could be less than) the amounts in the proposed fee table for a period of at least one year from the date of each Fund’s initial prospectus.

ECONOMIES OF SCALE. The Board considered economies of scale that may be realized by the Investment Manager and its affiliates as the Funds grow larger and the extent to which they are shared with shareholders of the Funds. The Board further considered the extent to which the Investment Manager may derive ancillary benefits from fund operations.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Funds and the Funds’ net asset value may be found on the Funds’ website at libertyshares.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report
Franklin Templeton ETF Trust
Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 libertyshares.com	Investor Services Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

© 2017 Franklin Templeton Investments. All rights reserved.	ETF3 S 11/17

Franklin Templeton

ETF Trust

Semiannual Report

September 30, 2017

Franklin Liberty International Opportunities ETF
Franklin Liberty Investment Grade Corporate ETF
Franklin Liberty U.S. Low Volatility ETF

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Visit libertyshares.com for fund

updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

libertyshares.com	Not part of the semiannual report	1

SEMIANNUAL REPORT

Franklin Liberty International Opportunities ETF

We are pleased to bring you Franklin Liberty International Opportunity ETF’s semiannual report for the period ended September 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests predominantly in equity securities in developed, developing and frontier markets outside of the US across the entire market capitalization spectrum, including small- and mid-capitalization companies.

Performance Overview

During the six-month period, the Fund delivered cumulative total returns of +13.02% based on market price and +13.32% based on net asset value (NAV). In comparison, the MSCI All Country World Index (ACWI) ex USA Index, which measures stock performance in global developed and emerging markets excluding the US, generated a +12.62% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Economic and Market Overview

The global economy generally expanded during the six-month period under review. In this environment, global developed and emerging market stocks rose, as measured by the MSCI ACWI. Global markets were aided by generally upbeat economic data across regions, Emmanuel Macron’s election as France’s president, encouraging corporate earnings reports, and the tax reform plan under the Trump administration toward period-end.

However, investors expressed concerns about political uncertainty in the US and the European Union, geopolitical tensions in the Korean peninsula and other regions, global oil oversupply despite a pact by major oil-producing countries to

Geographic Composition
Based on Total Net Assets as of 9/30/17

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 21.

extend production cuts, and hawkish comments from key central bankers around the world.

The US economy strengthened in 2017’s second and third quarters, largely due to growth in consumer spending, business investment, exports and federal government spending. The unemployment rate decreased from 4.5% in March 2017 to 4.2% at period-end.2 Annual inflation, as measured by the Consumer Price Index, decreased from 2.4% in March 2017 to 2.2% at period-end.2 At its June meeting, the US Federal Reserve (Fed) raised its target range for the federal funds rate by 0.25% to 1.00%–1.25%, amid signs of a growing US economy, strengthening labor market and improving business spending. At its July and September 2017 meetings, the Fed kept its target range unchanged. However, in September the Fed mentioned that it would begin implementing its balance sheet reduction in October, and most committee members indicated a likelihood of one more rate hike during 2017.

In Europe, the UK’s economy grew faster in 2017’s third quarter over the previous quarter. The Bank of England kept its key policy rate unchanged during the period but indicated in September that it expected a rate hike to be soon so that

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Top 10 Countries
9/30/17
% of Total Net Assets
Japan	14.4%
UK	12.1%
China	9.4%
France	8.0%
Italy	7.9%
Canada	6.0%
Spain	5.0%
Switzerland	3.8%
Australia	3.5%
Netherlands	3.1%

inflation could return to target levels. The eurozone’s growth increased in 2017’s second quarter over the previous quarter. The bloc’s annual inflation rate fluctuated during the reporting period and ended the period where it began. The European Central Bank (ECB) kept its key policy rates unchanged during the period. However, at its September meeting, ECB President Mario Draghi signaled that the bank would reassess its policy stance on quantitative easing in October 2017.

In Asia, Japan’s quarterly gross domestic product (GDP) grew for the sixth consecutive quarter, in 2017’s second quarter, driven by household spending, capital expenditure and government spending. In July 2017, the Bank of Japan marginally raised its GDP forecasts for fiscal years 2017 and 2018, but lowered its inflation forecasts for the same period.

In emerging markets, Brazil’s quarterly GDP grew compared to the previous quarter. The country’s central bank cut its benchmark interest rate four times during the period to spur economic growth. Russia’s GDP grew in 2017’s second quarter compared to the prior-year period amid the Bank of Russia’s continued policy support. China’s economic growth accelerated in 2017’s second and third quarters compared to the prior-year periods, largely driven by higher government spending. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose during the period.

Top 10 Sectors/Industries
9/30/17
% of Total Net Assets
Banks	9.2%
Internet Software & Services	6.9%
Pharmaceuticals	6.8%
Insurance	5.5%
Capital Markets	5.0%
Electrical Equipment	4.5%
Oil, Gas & Consumable Fuels	4.4%
Semiconductors & Semiconductor Equipment	4.0%
Diversified Financial Services	3.6%
Media	2.7%

Investment Strategy

The Fund’s individual country and sector weightings may vary significantly from its benchmark index, and investments will not necessarily be in the securities that comprise its benchmark index. The Fund’s exposure to various regions and markets will vary from time to time according to the investment manager’s opinions as to the prevailing conditions and prospects for these markets. In seeking to outperform the relevant market of each region, the investment manager consults with various local asset managers based in certain regions around the world (Sub-Advisors). Although the Sub-Advisors assist the investment manager in the selection of local securities, the investment manager retains the sole discretion with respect to portfolio security selection. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

When choosing equity investments for the Fund, we apply a research-driven, bottom-up, fundamental long-term approach, focusing on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We seek to invest in companies that we consider to be financially strong with favorable growth potential and sustainable competitive advantages. We may also consider, among other factors, a company’s price/earnings ratio, profit margins and liquidation value.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Top 10 Holdings
9/30/17
Company Sector/Industry	% of Total Net Assets
Alibaba Group Holding Ltd., ADR Internet Software & Services, China	3.8%
Roche Holding AG Pharmaceuticals, Switzerland	1.9%
Novartis AG Pharmaceuticals, Switzerland	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	1.7%
Sanofi Pharmaceuticals, France	1.7%
Tencent Holdings Ltd. Internet Software & Services, China	1.7%
Italgas Reti SpA Gas Utilities, Italy	1.7%
TGS NOPEC Geophysical Co. ASA Energy Equipment & Services, Norway	1.6%
ASR Nederland NV Insurance, Netherlands	1.6%
Ctrip.com International Ltd., ADR Internet & Direct Marketing Retail, China	1.6%

Manager’s Discussion

During the period, the Fund’s outperformance relative to the MSCI ACWI ex USA came mainly from our stock selection in Asia, excluding Japanese securities. The primary contributors within Asia were stock selection and an overweighted allocation in China that included positions in China Overseas Land & Investment,3 Alibaba Group Holding, Tencent Holdings, Silergy and China Merchants Bank. Stock selection and an underweighted allocation in Australia also boosted relative performance. The Fund’s underweighted allocation in Commonwealth Bank of Australia and overweighted position in Rio Tinto were major contributors.

Elsewhere, the Fund’s positioning in Canada, Latin America, Europe and the Middle East and Africa had a modestly positive effect on relative performance.

During the period, the portfolio used currency derivatives to hedge a portion of its exposure to the Japanese yen back to the US dollar. Although the currency pair remained range bound during the period, the timing of the Fund’s hedging activity boosted Fund results.

From a sector perspective, the bulk of the Fund’s outperformance during the period came from holdings in the information technology (IT) and financials sectors. Holdings in the consumer discretionary, materials and energy sectors slightly hampered relative performance.

In contrast, our stock selection in Japan was a major detractor, due mainly to the underperformance of some IT positions such as OMRON3 and FUJIFILM Holdings. An overweighted position in JXTG Holdings also hurt relative performance. South Korea slightly hurt relative results. Our overweighted positions in NAVER and Lotte Chemical detracted from relative performance.

Thank you for your participation in Franklin Liberty International Opportunities ETF. We look forward to serving your future investment needs.

Stephen H. Dover, CFA

Purav A. Jhaveri, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

3. No longer held by period-end.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Performance Summary as of September 30, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (1/27/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/171

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+13.32%	+13.02%	+13.32%	+13.02%
Since Inception (1/25/17)	+18.32%	+18.97%	+18.32%	+18.97%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Distributions (4/1/17–9/30/17)

Net Investment Income
$0.306257

Total Annual Operating Expenses5

With Waiver	Without Waiver
0.60%	3.60%

All investments involve risks, including possible loss of principal. The market values of stocks owned by the Fund will go up or down, sometimes rapidly or unpredictably. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks or adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries or sectors, or investments. Smaller and midsize-company stocks have historically experienced more price volatility than larger company stocks, especially over the short term. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[1,2]	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,133.20	$3.21	$1,022.06	$3.04	0.60%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty Investment Grade Corporate ETF

This semiannual report for Franklin Liberty Investment Grade Corporate ETF covers the period ended September 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks a high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate debt securities and investments.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +3.89% based on market price and +3.77% based on net asset value (NAV). In comparison, the Bloomberg Barclays US Corporate Investment Grade Index produced a +3.91% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Economic and Market Overview

The US economy strengthened during the six months under review. Key growth drivers in 2017’s second and third quarters included consumer spending, business investment, exports and federal government spending. The manufacturing and services sectors expanded during the period. The unemployment rate decreased from 4.5% in March 2017 to 4.2% at period-end.2 Monthly retail sales were volatile during the period. Annual inflation, as measured by the Consumer Price Index, decreased from 2.4% in March 2017 to 2.2% at period-end.2

At its June meeting, the US Federal Reserve (Fed) raised its target range for the federal funds rate by 0.25% to 1.00%–1.25%, amid signs of a growing US economy, strengthening

Top 10 Sectors/Industries
9/30/17
% of Total Net Assets
Banks	17.6%
Oil, Gas & Consumable Fuels	8.4%
Insurance	4.9%
Food & Staples Retailing	4.6%
Capital Markets	4.4%
Diversified Telecommunication Services	4.3%
Food Products	4.0%
Media	3.9%
Diversified Financial Services	3.0%
Electric Utilities	2.8%

labor market and improving business spending. At its July and September 2017 meetings, the Fed kept its target range unchanged. Furthermore in September, the Fed mentioned that it would begin implementing its balance sheet reduction in October.

The 10-year Treasury yield, which moves inversely to its price, shifted throughout the period.

In June, the yield rose due to renewed optimism for improvement in economic growth, while in July, the yield rose further amid hawkish comments from key central bankers around the world. Easing concerns about Hurricane Irma’s impact, the Fed’s proposed balance sheet normalization in October and the Republican tax reform plan, pushed up yields further toward the period-end. However, geopolitical tensions in the Middle East and the Korean Peninsula, US political turmoil, and uncertainty on whether the Fed would raise rates again in 2017 resulted in a decline in the yield. Overall, the 10-year Treasury yield fell from 2.40% at the beginning of the period to 2.33% at the period-end.

Investment Strategy

The Fund invests primarily in US dollar-denominated corporate debt securities issued by US and foreign companies. The Fund may invest in debt securities of any maturity or duration.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 27.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Top 10 Holdings
9/30/17
Company Sector/Industry	% of Total Net Assets
The Goldman Sachs Group Inc. Capital Markets	2.4%
Bank of America Corp. Bank	2.2%
JPMorgan Chase & Co. Bank	2.2%
BNP Paribas SA Bank	2.1%
Morgan Stanley Capital Markets	2.0%
Credit Suisse New York Bank	1.9%
Verizon Communications Inc. Diversified Telecommunication Services	1.9%
GE Capital International Funding Co. Diversified Financial Services	1.9%
Anheuser-Busch InBev Finance Inc. Beverages	1.8%
Mondelez International Holdings Netherlands BV Food Products	1.8%

The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital. The Fund may also invest a portion of its assets in convertible securities, preferred securities and US Treasury securities, and generally expects to invest a portion of its assets in cash, cash equivalents and high quality money market securities, including commercial paper, repurchase agreements and affiliated or unaffiliated money market funds. The Fund may invest up to 40% of its net assets in foreign securities, including those in developing markets, and up to 15% of its net assets in non-US dollar-denominated securities. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The Fund’s portfolio is constructed by taking into account our desired duration and yield curve exposure, total return potential, as well as the appropriate diversification and risk profile at the issue, company and industry level.

Manager’s Discussion

Investment-grade corporate bonds performed well during the period, driven by improved corporate earnings and strong investor demand. Economic conditions around the world also remained supportive, while political risk in Europe seemed to abate following elections in France. In addition, investors grew more optimistic about the prospects for corporate tax reform in the US. The new issue market remained busy but bonds were easily absorbed by strong investor demand. Intermediate- and long-term US Treasury yields fell during the period and corporate bond spreads moved tighter.

The Fund modestly underperformed its benchmark during the review period. Security selection was the largest performance detractor, with the biggest negatives in banks. Our exposure within that industry covered many of the major US banks as well as selected banks from the UK, France, Switzerland and Australia.

The Fund’s holdings in the utility, communications, retail and pharmaceutical sectors were strong individual performers. Our holding in Georgia Power recovered as investors became comfortable that the situation surrounding the unfinished Vogtle 3 and 4 nuclear power plants would not have a material negative financial impact on the company.

Our quality allocation also helped returns. The Fund was overweighted in BBB-rated securities relative to the benchmark. We believed that BBB securities were attractively valued based upon our view of economic conditions and the additional yield these securities offered. Duration was not a material performance driver during the period.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Trading activity during the period was driven by share creations and redemptions, as well as relative value decisions. We purchased a number of new issues and sold other securities based on our view of fundamentals or valuations. The Fund held only cash bonds during the period and had no exposure to derivatives.

libertyshares.com	Semiannual Report	9

FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Thank you for your participation in Franklin Liberty Investment Grade Corporate ETF. We look forward to serving your future investment needs.

Marc Kremer, CFA

Shawn Lyons, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Performance Summary as of September 30, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/5/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/171

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+3.77%	+3.89%	+3.77%	+3.89%
Since Inception (10/3/16)	+1.88%	+2.12%	+1.88%	+2.12%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with waiver)	(without waiver)
3.10%	2.90%	2.13%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 12 for Performance Summary footnotes.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/17–9/30/17)

Net Investment Income
$0.409351

Total Annual Operating Expenses7

With Waiver	Without Waiver
0.35%	1.04%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 9/19/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/17.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[1,2]	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,037.70	$1.99	$1,023.11	$1.98	0.39%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

Effective September 1, 2017, the expense waiver changed and the new annualized net expense ratio (including expenses of the acquired fund fees and expenses) was 0.35%. Had such expense waiver been in effect for the full period, the expenses paid would have been $1.79 based upon the Fund’ actual performance and $1.78 based upon a hypothetical 5% return.

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Franklin Liberty U.S. Low Volatility ETF

This semiannual report for Franklin Liberty U.S. Low Volatility ETF covers the period ended September 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with an emphasis on lower volatility. Under normal market conditions, the Fund invests as least 80% of its net assets in US investments.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +5.88% based on market price and +6.29% based on net asset value (NAV). In comparison, the Russell 1000® Index produced a +7.68% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Economic and Market Overview

The US economy strengthened during the six months under review. Key growth drivers in 2017’s second and third quarters included consumer spending, business investment, exports and federal government spending. The manufacturing and services sectors expanded during the period. The unemployment rate decreased from 4.5% in March 2017 to 4.2% at period-end.2 Monthly retail sales were volatile during the period. Annual inflation, as measured by the Consumer Price Index, decreased from 2.4% in March 2017 to 2.2% at period-end.2

At its June meeting, the US Federal Reserve (Fed) raised its target range for the federal funds rate by 0.25% to 1.00%–1.25%, amid signs of a growing US economy, strengthening labor market and improving business spending. At its July

Top 10 Sectors/Industries
9/30/17
% of Total Net Assets
Information Technology	22.9%
Financials	14.7%
Health Care	13.8%
Consumer Discretionary	12.3%
Industrials	10.5%
Consumer Staples	7.8%
Energy	6.0%
Real Estate	3.7%
Materials	3.3%
Utilities	3.1%

and September 2017 meetings, the Fed kept its target range unchanged. Furthermore in September, the Fed mentioned that it would begin implementing its balance sheet reduction in October.

US equity markets rose during the period, benefiting from mostly upbeat economic data and better US corporate earnings. The markets were also supported by investor optimism arising from pro-growth and pro-business policy plans in the US; Emmanuel Macron’s victory in France’s presidential election, comments from the US Fed chair indicating optimism about the US economy and the likelihood of gradual rate hikes; and the Republican tax reform plan. However, uncertainty about President Trump’s ability to implement reforms and geopolitical tensions in the Middle East and the Korean Peninsula curbed market sentiment. The broad US stock market, as measured by the Standard & Poor’s® 500 Index, generated +7.71% total return for the period.1

Investment Strategy

The Fund invests primarily in equity securities (principally common stocks) of US companies.3 The Fund seeks capital appreciation, while providing a lower level of volatility than

1. Source: Morningstar. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

3. “US companies” are those that (i) are organized under the laws of, or have a principal office in, or for whose securities the principal trading market is, the US; (ii) derive 50% or more of their total revenue or profit from either goods or services produced, or sales made, in the US; or (iii) have 50% or more of their assets in the US.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 32.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Top 10 Holdings
9/30/17
Company Sector/Industry	% of Total Net Assets
Colgate-Palmolive Co. Consumer Staples	1.6%
The Coca-Cola Co. Consumer Staples	1.6%
PepsiCo Inc. Consumer Staples	1.6%
The Procter & Gamble Co. Consumer Staples	1.5%
Church & Dwight Co. Inc. Consumer Staples	1.5%
Alphabet Inc. Information Technology	1.5%
Cisco Systems Inc. Information Technology	1.5%
Texas Instruments Inc. Information Technology	1.5%
Fiserv Inc. Information Technology	1.5%
Intel Corp. Information Technology	1.5%

the broader equity market as measured by the Russell 1000® Index, meaning the Fund seeks returns that fluctuate less than the returns of the Russell 1000® Index. We apply a fundamentally driven “bottom-up” research process to create a starting universe of eligible securities across a large number of sectors derived from the holdings of a number of Franklin Templeton equity funds. The investment manager screens that universe on a quarterly basis in order to identify those securities with the lowest realized volatility relative to their corresponding sectors. The Fund’s sector weightings generally are based on the current sector weightings within the Russell 1000® Index. Individual securities in the Fund’s portfolio are generally weighted equally within each sector. The investment manager may, from time to time, make adjustments to the Fund’s portfolio as a result of corporate actions, changes to the volatility profile of the Fund’s holdings, or for risk management related purposes.

Manager’s Discussion

Performance for US equities was strong during the period, driven by strong corporate earnings, a supportive and synchronized global growth environment and renewed investor optimism about tax reform.

The Fund’s relative performance was hampered by industry allocation within the health care and information technology (IT) sectors, particularly our underweighting of the historically volatile biotechnology and internet software and services industries. Our industry allocation within the energy sector contributed to performance as our holdings in integrated oil companies generally outperformed the more volatile exploration and production companies.

In the health care sector, Dentsply Sirona detracted from returns as sales growth for its dental equipment tools disappointed investors.4 Although health care was a major sector detractor, several individual Fund holdings in the sector contributed to relative returns. These include contact lens manufacturer The Cooper Companies,4 whose performance benefited from a series of new product launches and manufacturing improvements, and Baxter International, whose share price rose amid stable sales growth combined with gross profit margin improvements.

Stock selection hampered relative performance in the consumer discretionary sector. A slowdown in comparable-store sales and competitive pressures weighed on our position in automotive parts retailer O’Reilly Automotive.4 Furnished goods manufacturer Leggett & Platt was also a detractor in the sector.4

Overall, the IT sector has been buoyed by accelerated earnings growth and expectations for continued economic expansion. However, the lack of exposure to various companies in the internet software and services industry that ended the period with strong gains undermined results. In addition, our position in International Business Machines further dampened returns.4 The Fund, however, did benefit from its holdings in tax software provider Intuit and IT services companies Fidelity National Information Services and Mastercard.

Elsewhere, household products companies Church & Dwight and Kimberly-Clark4 hurt performance in the consumer staples sector.

Relative Fund performance primarily benefited from stock selection in the energy and financials sectors. The energy sector gradually improved over the period as stronger global demand led to a steady recovery in oil prices. The contribution from energy sector holdings was offset somewhat by a position in Schlumberger, which declined and detracted from returns.4

In the financials sector, our capital markets industry holdings CBOE Holdings, S&P Global and BlackRock performed strongly and aided Fund returns. Another top contributor was insurer Progressive, which climbed amid strong growth in premiums and policies in force during the first half of the

4. No longer held by period-end.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

year. In contrast, a powerful hurricane season led to underperformance from commercial, personal and reinsurance companies, including our position in W.R. Berkley.

Thank you for your participation in Franklin Liberty U.S. Low Volatility ETF. We look forward to serving your future investment needs.

Todd Brighton, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Performance Summary as of September 30, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/22/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/171

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+6.29%	+5.88%	+6.29%	+5.88%
Since Inception (9/20/16)	+15.22%	+14.85%	+15.22%	+14.85%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 18 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/17–9/30/17)

Net Investment Income
$0.236023

Total Annual Operating Expenses5

With Waiver	Without Waiver
0.50%	2.33%

All investments involve risks, including possible loss of principal. The market values of stocks owned by the Fund will go up or down, sometimes rapidly or unpredictably. There can be no guarantee that the Fund’s volatility strategy will be successful, and achieving the Fund’s volatility strategy does not mean the Fund will achieve a positive or competitive return. The volatility strategy can also be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy. Smaller and midsize-company stocks have historically experienced more price volatility than larger company stocks, especially over the short term. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 9/19/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[1,2]	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,062.90	$2.59	$1,022.59	$2.54	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty International Opportunities ETF

	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.58	$24.50

Income from investment operations[b]:

Net investment income[c]	0.30	0.09

Net realized and unrealized gains (losses)	3.09	0.99

Total from investment operations	3.39	1.08

Less distributions from net investment income	(0.31)	—

Net asset value, end of period	$28.66	$25.58

Total return[d]	13.32%	4.41%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.89%	8.50%

Expenses net of waiver and payments by affiliates	0.60%	0.60%

Net investment income	2.21%	1.98%

Supplemental data

Net assets, end of period (000’s)	$5,732	$5,116

Portfolio turnover rate[f]	26.11%	2.32%

aFor the period January 25, 2017 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2017 (unaudited)

Franklin Liberty International Opportunities ETF

		Industry	Shares	Value

	Common Stocks 96.3%
	Australia 3.5%
	Amcor Ltd.	Containers & Packaging	2,965	$35,386
	BHP Billiton Ltd.	Metals & Mining	1,629	32,952
	Commonwealth Bank of Australia	Banks	222	13,108
	CSL Ltd.	Biotechnology	633	66,536
	Ramsay Health Care Ltd.	Health Care Providers & Services	396	19,352
	Rio Tinto Ltd.	Metals & Mining	594	31,008

				198,342

	Brazil 0.9%
	Ambev SA	Beverages	2,200	14,634
	B3 SA - Brasil Bolsa Balcao	Capital Markets	900	6,814
	Energisa SA	Electric Utilities	1,200	9,719
	Lojas Americanas SA	Multiline Retail	1,500	7,450
	Vale SA	Metals & Mining	1,300	13,098

				51,715

	Canada 6.0%
	Alimentation Couche-Tard Inc., B	Food & Staples Retailing	500	22,748
	Brookfield Asset Management Inc., A	Capital Markets	1,300	53,553
	Canadian Imperial Bank of Commerce	Banks	400	34,916
	Canadian National Railway Co.	Road & Rail	700	57,863
	Enbridge Inc.	Oil, Gas & Consumable Fuels	1,100	45,842
	Peyto Exploration & Development Corp.	Oil, Gas & Consumable Fuels	900	14,680
	Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	400	25,497
	Royal Bank of Canada	Banks	600	46,315
	The Toronto-Dominion Bank	Banks	800	44,937

				346,351

	China 9.4%
a	Alibaba Group Holding Ltd., ADR	Internet Software & Services	1,260	217,615
	China Merchants Bank Co. Ltd., H	Banks	8,000	28,115
a	Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	1,740	91,768
	Ping An Insurance (Group) Co. of China Ltd.	Insurance	7,500	57,565
	Silergy Corp.	Semiconductors & Semiconductor Equipment	2,000	45,838
	Tencent Holdings Ltd.	Internet Software & Services	2,300	99,000

				539,901

	Egypt 0.4%
a	Six of October Development & Investment Co.	Real Estate Management & Development	29,699	24,483

	Finland 0.8%
	Tieto OYJ	IT Services	1,545	47,105

	France 8.0%
	Capgemini SE	IT Services	485	56,855
	Maisons du Monde SA	Specialty Retail	1,085	47,710
	Sanofi	Pharmaceuticals	1,006	99,912
a	Schneider Electric SE	Electrical Equipment	695	60,496
	SEB SA	Household Durables	303	55,594
	SPIE SA	Commercial Services & Supplies	2,617	72,024
	Vinci SA	Construction & Engineering	719	68,340

				460,931

	Hong Kong 2.7%
	AIA Group Ltd.	Insurance	11,600	85,544
a	IMAX China Holding Inc.	Media	4,600	13,899
	Samsonite International SA	Textiles, Apparel & Luxury Goods	13,200	56,615

				156,058

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Opportunities ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Indonesia 1.2%
	Bank Central Asia Tbk PT	Banks	19,900	$29,992
	Surya Citra Media Tbk PT	Media	247,200	40,194

				70,186

	Italy 7.9%
	Banca Generali SpA	Capital Markets	2,332	80,915
	Cerved Information Solutions SpA	Diversified Financial Services	6,890	81,454
	FinecoBank Banca Fineco SpA	Banks	9,212	81,678
	Italgas Reti SpA	Gas Utilities	16,959	95,232
	Prysmian SpA	Electrical Equipment	2,254	76,156
	Snam SpA	Oil, Gas & Consumable Fuels	7,523	36,251

				451,686

	Japan 14.4%
	Astellas Pharma Inc.	Pharmaceuticals	1,300	16,532
	Bridgestone Corp.	Auto Components	500	22,680
	The Dai-ichi Life Holdings Inc.	Insurance	2,800	50,222
	Daikin Industries Ltd.	Building Products	500	50,615
	Denso Corp.	Auto Components	1,300	65,748
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	500	19,398
	Honda Motor Co. Ltd.	Automobiles	2,200	65,121
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	11,500	59,142
	Mitsubishi Electric Corp.	Electrical Equipment	4,000	62,471
	Mitsubishi UFJ Financial Group Inc.	Banks	8,000	51,931
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	200	29,387
	Nidec Corp.	Electrical Equipment	500	61,387
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	500	19,860
	Panasonic Corp.	Household Durables	800	11,588
	Pigeon Corp.	Household Products	600	20,495
	SCSK Corp.	IT Services	500	21,210
	SoftBank Group Corp.	Wireless Telecommunication Services	700	56,490
	Sony Corp.	Household Durables	600	22,312
	Sumitomo Chemical Co. Ltd.	Chemicals	9,000	56,208
	Sumitomo Electric Industries Ltd.	Auto Components	1,800	29,391
	Suntory Beverage & Food Ltd.	Beverages	300	13,352
	Toyota Motor Corp.	Automobiles	300	17,883

				823,423

	Mexico 1.3%
	America Movil SAB de CV, L	Wireless Telecommunication Services	40,000	35,596
	Fomento Economico Mexicano SAB de CV	Beverages	3,800	36,420

				72,016

	Netherlands 3.1%
	ASML Holding NV	Semiconductors & Semiconductor Equipment	506	86,169
	ASR Nederland NV	Insurance	2,314	92,587

				178,756

	Norway 3.1%
b	SKANDIABANKEN ASA, 144A	Banks	7,440	82,248
	TGS NOPEC Geophysical Co. ASA	Energy Equipment & Services	3,917	93,247

				175,495

	Philippines 0.8%
	Security Bank Corp.	Banks	4,960	23,746
	Universal Robina Corp.	Food Products	6,490	19,521

				43,267

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Opportunities ETF (continued)

		Industry		Shares	Value

	Common Stocks (continued)
	Russia 1.0%
	Gazprom PJSC	Oil, Gas & Consumable Fuels		11,840	$25,070
a,c	Mail.Ru Group Ltd., GDR, Reg S	Internet Software & Services		1,050	34,608

					59,678

	Singapore 0.8%
	DBS Group Holdings Ltd.	Banks		2,800	42,929

	South Africa 1.4%
	Naspers Ltd., N	Media		320	69,202
	Novus Holdings Ltd.	Commercial Services & Supplies		110	53
	Redefine Properties Ltd.	Equity Real Estate Investment Trusts (REITs	)	12,176	9,640

					78,895

	South Korea 3.0%
	Lotte Chemical Corp.	Chemicals		170	56,105
	Naver Corp.	Internet Software & Services		66	42,930
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals		32	71,636

					170,671

	Spain 5.0%
	Applus Services SA	Professional Services		5,528	69,273
	Cia de Distribucion Integral Logista Holdings SA	Air Freight & Logistics		2,835	68,187
	Mediaset Espana Comunicacion SA	Media		2,910	32,865
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	5,303	73,475
	Tecnicas Reunidas SA	Energy Equipment & Services		1,413	44,676

					288,476

	Sweden 1.3%
	Byggmax Group AB	Specialty Retail		8,679	72,836

	Switzerland 3.8%
	Novartis AG	Pharmaceuticals		1,258	107,780
	Roche Holding AG	Pharmaceuticals		431	110,111

					217,891

	Taiwan 2.2%
	Ennoconn Corp.	Technology Hardware, Storage & Peripherals		2,000	28,690
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment		14,000	99,954

					128,644

	Thailand 1.5%
	Kasikornbank PCL, fgn	Banks		4,700	30,159
	Minor International PCL, fgn	Hotels, Restaurants & Leisure		22,000	26,881
	The Siam Cement PCL, fgn	Construction Materials		1,900	28,600

					85,640

	United Arab Emirates 0.7%
	Amanat Holdings PJSC	Capital Markets		129,403	40,167

	United Kingdom 12.1%
	AstraZeneca PLC	Pharmaceuticals		520	34,569
	Bodycote PLC	Machinery		3,272	40,233
	BP PLC	Oil, Gas & Consumable Fuels		7,718	49,424
	British American Tobacco PLC	Tobacco		678	42,498
	Bunzl PLC	Trading Companies & Distributors		1,130	34,369
	Close Brothers Group PLC	Capital Markets		1,720	34,038
	DS Smith PLC	Containers & Packaging		3,488	23,066
	Ferguson PLC	Trading Companies & Distributors		480	31,530
	Ibstock PLC	Construction Materials		10,484	32,028
	IG Group Holdings PLC	Capital Markets		4,511	38,794

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Opportunities ETF (continued)

		Industry		Shares	Value

	Common Stocks (continued)
	United Kingdom (continued)
	Imperial Brands PLC	Tobacco		1,017	$43,444
	National Grid PLC	Multi-Utilities		2,341	29,040
	Prudential PLC	Insurance		1,340	32,118
	Rathbone Brothers PLC	Capital Markets		993	34,559
	Reckitt Benckiser Group PLC	Household Products		320	29,250
	RELX PLC	Professional Services		1,530	33,603
	Restore PLC	Commercial Services & Supplies		6,400	44,951
	Shire PLC	Biotechnology		410	20,837
	Smith & Nephew PLC	Health Care Equipment & Supplies		1,720	31,107
	Unite Group PLC	Equity Real Estate Investment Trusts (REITs	)	3,700	34,128

					693,586

	Total Common Stocks (Cost $4,832,809)				5,519,128

	Management Investment Companies 2.2%
	India 2.2%
	iShares MSCI India ETF	Diversified Financial Services		1,900	62,415
	WisdomTree India Earnings ETF	Diversified Financial Services		2,500	62,925

	Total Management Investment Companies (Cost $109,206)				125,340

	Preferred Stocks 0.8%
	Brazil 0.8%
d	Banco Bradesco SA, 3.518%, pfd.	Banks		1,500	16,621
a	Petroleo Brasileiro SA, pfd.	Oil, Gas & Consumable Fuels		4,200	20,315
a	Usinas Siderurgicas de Minas Gerais SA, A, pfd.	Metals & Mining		3,900	9,592

	Total Preferred Stocks (Cost $40,080)				46,528

	Total Investments (Cost $4,982,095) 99.3%				5,690,996
	Other Assets, less Liabilities 0.7%				40,706

	Net Assets 100.0%				$5,731,702

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2017, the value of this security was $82,248, representing 1.4% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2017, the value of this security was $34,608, representing 0.6% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Opportunities ETF (continued)

At September 30, 2017 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Japanese Yen	BOFA	Buy	5,525,000	$50,443	2/20/18	$—	$(1,000)
Japanese Yen	BOFA	Sell	60,110,077	551,000	2/20/18	13,076	—

Total Forward Exchange Contracts						$13,076	$(1,000)

Net unrealized appreciation (depreciation)							$12,076

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Note 7 regarding other derivative information.

See Abbreviations on page 48.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Investment Grade Corporate ETF

	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.21	$25.00

Income from investment operations[b]:

Net investment income[c]	0.37	0.32

Net realized and unrealized gains (losses)	0.54	(0.78)

Total from investment operations	0.91	(0.46)

Less distributions from net investment income	(0.41)	(0.33)

Net asset value, end of period	$24.71	$24.21

Total return[d]	3.77%	(1.83)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.99%	1.06%

Expenses net of waiver and payments by affiliates	0.39%	0.40%

Net investment income	3.01%	2.76%

Supplemental data

Net assets, end of period (000’s)	$39,542	$53,268

Portfolio turnover rate[f]	27.40%	17.85%

aFor the period October 3, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2017 (unaudited)

Franklin Liberty Investment Grade Corporate ETF

		Country	Principal Amount*	Value

	Corporate Bonds 94.1%
	Air Freight & Logistics 1.2%
	FedEx Corp., senior bond, 4.75%, 11/15/45	United States	415,000	$453,755

	Automobiles 1.7%
	Ford Motor Credit Co. LLC, senior note, 2.875%, 10/01/18	United States	645,000	651,650

	Banks 17.6%
a	ANZ New Zealand International Ltd. of London, senior note, 144A, 2.87%, 1/25/22	New Zealand	600,000	606,344
	Bank of America Corp., senior sub. bond, 4.25%, 10/22/26	United States	840,000	879,786
	BNP Paribas SA, senior note, 2.375%, 5/21/20	France	810,000	818,280
a	BPCE SA, sub. note, 144A, 5.15%, 7/21/24	France	200,000	215,913
	Citigroup Inc., sub. note, 4.05%, 7/30/22	United States	620,000	649,733
a	Commonwealth Bank of Australia, sub. note, 144A, 4.50%, 12/09/25	Australia	590,000	618,343
	Credit Suisse New York, senior note, 2.30%, 5/28/19	Switzerland	760,000	765,143
	HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	519,000	558,475
	JPMorgan Chase & Co., sub. note, 3.375%, 5/01/23	United States	855,000	873,919
	Santander UK Group Holdings PLC, senior note, 2.875%, 8/05/21	United Kingdom	430,000	432,457
	U.S. Bancorp, senior note, 3.15%, 4/27/27	United States	540,000	543,816

				6,962,209

	Beverages 1.8%
	Anheuser-Busch InBev Finance Inc., senior bond, 4.70%, 2/01/36	Belgium	660,000	729,918

	Biotechnology 2.2%
	Baxalta Inc., senior bond, 5.25%, 6/23/45	United States	365,000	421,625
	Biogen Inc., senior bond, 5.20%, 9/15/45	United States	400,000	464,048

				885,673

	Capital Markets 4.4%
	The Goldman Sachs Group Inc., sub. note, 4.25%, 10/21/25	United States	930,000	971,218
	Morgan Stanley, sub. bond, 3.95%, 4/23/27	United States	765,000	779,762

				1,750,980

	Communications Equipment 1.5%
	Cisco Systems Inc., senior note, 2.20%, 2/28/21	United States	585,000	588,680

	Construction Materials 0.9%
a	LafargeHolcim Finance U.S. LLC, senior note, 144A, 3.50%, 9/22/26	Switzerland	365,000	362,194

	Consumer Finance 1.4%
	Capital One Bank USA NA, senior note, 2.25%, 2/13/19	United States	550,000	551,757

	Diversified Financial Services 3.0%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note, 5.00%, 10/01/21	Ireland	415,000	448,209
	GE Capital International Funding Co., senior bond, 4.418%, 11/15/35	United States	675,000	735,390

				1,183,599

	Diversified Telecommunication Services 4.3%
	AT&T Inc., senior note, 5.35%, 9/01/40	United States	500,000	527,216
	Telefonica Emisiones S.A.U., senior bond, 7.045%, 6/20/36	Spain	325,000	431,737
	Verizon Communications Inc., senior bond, 5.50%, 3/16/47	United States	675,000	752,225

				1,711,178

	Electric Utilities 2.8%
	Duke Energy Corp., senior bond, 4.80%, 12/15/45	United States	365,000	408,024
	Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	680,000	712,126

				1,120,150

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds (continued)
	Energy Equipment & Services 2.4%
	Nabors Industries Inc., senior note, 5.50%, 1/15/23	United States	325,000	$320,125
a	Sinopec Capital 2013 Ltd., senior note, 144A, 1.87%, 4/24/18	China	620,000	619,577

				939,702

	Equity Real Estate Investment Trusts (REITs) 2.4%
	American Tower Corp., senior note, 3.40%, 2/15/19	United States	363,000	369,745
	Realty Income Corp., senior bond, 3.00%, 1/15/27	United States	590,000	563,050

				932,795

	Food & Staples Retailing 4.6%
a	CK Hutchison International 16 Ltd., senior note, 144A, 1.875%, 10/03/21	Hong Kong	400,000	389,288
	The Kroger Co., senior note, 4.00%, 2/01/24	United States	455,000	472,448
	Wal-Mart Stores Inc., senior bond, 6.20%, 4/15/38	United States	420,000	571,804
	Walgreens Boots Alliance Inc., senior bond, 4.80%, 11/18/44	United States	350,000	373,284

				1,806,824

	Food Products 4.0%
a	Danone SA, senior note, 144A, 2.947%, 11/02/26	France	475,000	461,890
	Kraft Heinz Foods Co., senior bond, 5.20%, 7/15/45	United States	345,000	379,345
a	Mondelez International Holdings Netherlands BV, senior note, 144A, 2.00%, 10/28/21	United States	735,000	722,404

				1,563,639

	Health Care Equipment & Supplies 1.4%
	Medtronic Inc., senior note, 2.50%, 3/15/20	United States	550,000	558,286

	Health Care Providers & Services 2.3%
	Anthem Inc., senior bond, 3.30%, 1/15/23	United States	500,000	515,619
	HCA Inc., senior secured note, 6.50%, 2/15/20	United States	365,000	398,306

				913,925

	Industrial Conglomerates 1.4%
a	Siemens Financieringsmaatschappij NV, senior note, 144A, 2.70%, 3/16/22	Netherlands	550,000	557,564

	Insurance 4.9%
a	AIA Group Ltd., senior note, 144A, 2.25%, 3/11/19	Hong Kong	400,000	399,617
a	Liberty Mutual Group Inc., senior note, 144A, 6.50%, 5/01/42	United States	349,000	456,555
	MetLife Inc., junior sub. bond, 6.40%, 12/15/36, FRN thereafter, 12/15/66	United States	475,000	548,625
	Prudential Financial Inc., junior sub. bond, 5.20%, 3/15/24, FRN thereafter, 3/15/44	United States	515,000	548,153

				1,952,950

	Internet Software & Services 1.6%
	Alibaba Group Holding Ltd., senior note, 2.50%, 11/28/19	China	615,000	620,402

	Media 3.9%
	21st Century Fox America Inc., senior bond, 6.40%, 12/15/35	United States	450,000	572,896
	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., senior secured note, first lien, 4.464%, 7/23/22	United States	405,000	428,950
	NBCUniversal Media LLC, senior note, 4.375%, 4/01/21	United States	505,000	543,728

				1,545,574

	Metals & Mining 2.0%
	Freeport-McMoRan Inc., senior note, 2.30%, 11/14/17	United States	420,000	420,137
a	Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	Switzerland	350,000	364,826

				784,963

	Multiline Retail 0.8%
	Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	300,000	306,971

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds (continued)
	Oil, Gas & Consumable Fuels 8.4%
	Anadarko Petroleum Corp., senior note, 6.20%, 3/15/40	United States	315,000	$367,172
	Canadian Natural Resources Ltd., senior bond, 4.95%, 6/01/47	Canada	340,000	357,895
	Chevron Corp., senior note, 2.954%, 5/16/26	United States	545,000	544,738
	Ecopetrol SA, senior bond, 5.875%, 5/28/45	Colombia	205,000	201,156
	Enterprise Products Operating LLC, senior bond, 5.10%, 2/15/45	United States	470,000	525,700
	MPLX LP, senior bond, 4.125%, 3/01/27	United States	350,000	357,039
	Sabine Pass Liquefaction LLC, senior secured bond, 4.20%, 3/15/28	United States	325,000	328,282
	Shell International Finance BV, 4.30%, 9/22/19	Netherlands	600,000	629,566

				3,311,548

	Road & Rail 2.3%
	Burlington Northern Santa Fe LLC, senior bond, 3.25%, 6/15/27	United States	535,000	549,332
	CSX Corp., senior bond, 3.25%, 6/01/27	United States	360,000	361,716

				911,048

	Semiconductors & Semiconductor Equipment 1.0%
a	Broadcom Corp./Broadcom Cayman Finance Ltd., senior note, 144A, 3.875%, 1/15/27	United States	400,000	412,772

	Software 1.4%
	Microsoft Corp., senior bond, 4.45%, 11/03/45	United States	500,000	564,505

	Specialty Retail 1.5%
	The Home Depot Inc., senior bond, 3.00%, 4/01/26	United States	585,000	587,680

	Technology Hardware, Storage & Peripherals 1.4%
a	Dell International LLC/EMC Corp., senior secured note, first lien, 144A, 4.42%, 6/15/21	United States	345,000	362,523
a	Western Digital Corp., senior secured note, 144A, 7.375%, 4/01/23	United States	165,000	181,170

				543,693

	Textiles, Apparel & Luxury Goods 0.9%
	Coach Inc., senior note, 3.00%, 7/15/22	United States	365,000	364,975

	Tobacco 0.9%
	Reynolds American Inc., senior bond, 5.85%, 8/15/45	United States	300,000	368,451

	Transportation Infrastructure 1.8%
a	DP World Ltd., senior bond, 144A, 6.85%, 7/02/37	United Arab Emirates	300,000	371,513
a	Mexico City Airport Trust, senior bond, 144A, 5.50%, 7/31/47	Mexico	335,000	340,829

				712,342

	Total Corporate Bonds (Cost $36,180,354)			37,212,352

	U.S. Government & Agency Securities 2.5%
	U.S. Treasury Bond, 3.00%, 5/15/47	United States	400,000	411,680
	U.S. Treasury Note, 1.625%, 8/15/22	United States	600,000	592,441

	Total U.S. Government & Agency Securities (Cost $1,004,140)			1,004,121

	Total Investments before Short Term Investments (Cost $37,184,494)			38,216,473

	Short-Term Investments 1.7%
	U.S. Government & Agency Securities (Cost $664,987) 1.7%
b	FHLB, 10/02/17	United States	665,000	664,987

	Total Investments (Cost $37,849,481) 98.3%			38,881,460
	Other Assets, less Liabilities 1.7%			660,808

	Net Assets 100.0%			$39,542,268

libertyshares.com	Semiannual Report	29

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

See Abbreviations on page 48.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2017, the aggregate value of these securities was $7,443,322, representing 18.8% of net assets.

bThe security was issued on a discount basis with no stated coupon rate.

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty U.S. Low Volatility ETF

	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.97	$25.05

Income from investment operations[b]:

Net investment income[c]	0.22	0.23

Net realized and unrealized gains (losses)	1.48	1.87

Total from investment operations	1.70	2.10

Less distributions from net investment income	(0.24)	(0.18)

Net asset value, end of period	$28.43	$26.97

Total return[d]	6.29%	8.40%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.88%	2.96%

Expenses net of waiver and payments by affiliates	0.50%	0.50%

Net investment income	1.58%	1.69%

Supplemental data

Net assets, end of period (000’s)	$5,686	$5,393

Portfolio turnover rate[f]	36.22%	12.55%

aFor the period September 20, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2017 (unaudited)

Franklin Liberty U.S. Low Volatility ETF

		Shares	Value
	Common Stocks 100.1%
	Consumer Discretionary 12.3%
	Comcast Corp., A	1,864	$71,727
	The Home Depot Inc.	441	72,130
	Lowe’s Cos. Inc.	897	71,706
	Marriott International Inc., A	647	71,338
	McDonald’s Corp.	441	69,096
	Newell Brands Inc.	1,629	69,510
	Starbucks Corp.	1,273	68,373
	The TJX Cos. Inc.	954	70,338
	The Walt Disney Co.	706	69,590
	Yum! Brands Inc.	917	67,500

			701,308

	Consumer Staples 7.8%
	Church & Dwight Co. Inc.	1,792	86,822
	The Coca-Cola Co.	1,971	88,715
	Colgate-Palmolive Co.	1,244	90,625
	PepsiCo Inc.	791	88,141
	The Procter & Gamble Co.	962	87,523

			441,826

	Energy 6.0%
	Chevron Corp.	563	66,152
	EOG Resources Inc.	703	68,008
	Exxon Mobil Corp.	817	66,978
	Halliburton Co.	1,531	70,472
	Royal Dutch Shell PLC, A, ADR	1,127	68,274

			339,884

	Financials 14.7%
	The Allstate Corp.	819	75,274
	Arthur J. Gallagher & Co.	1,236	76,076
	BlackRock Inc.	173	77,347
	CBOE Holdings Inc.	708	76,202
	Chubb Ltd.	520	74,126
	Intercontinental Exchange Inc.	1,123	77,150
	The Progressive Corp.	1,567	75,874
	S&P Global Inc.	479	74,873
	U.S. Bancorp	1,404	75,240
	W.R. Berkley Corp.	1,149	76,684
	Wells Fargo & Co.	1,399	77,155

			836,001

	Health Care 13.8%
	Abbott Laboratories	1,408	75,131
	Baxter International Inc.	1,130	70,908
	Becton Dickinson and Co.	375	73,481
	Danaher Corp.	833	71,455
	Johnson & Johnson	535	69,555
a	Laboratory Corp. of America Holdings	473	71,409
	Merck & Co. Inc.	1,097	70,241
	Pfizer Inc.	2,042	72,900
	Quest Diagnostics Inc.	710	66,484
	Stryker Corp.	506	71,862
	UnitedHealth Group Inc.	371	72,660

			786,086

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Low Volatility ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials 10.5%
	3M Co.	229	$48,067
	General Dynamics Corp.	242	49,750
	General Electric Co.	2,025	48,964
	Honeywell International Inc.	355	50,318
	Illinois Tool Works Inc.	331	48,975
	Northrop Grumman Corp.	176	50,639
	Raytheon Co.	267	49,817
	Republic Services Inc.	733	48,422
	Roper Technologies Inc.	207	50,384
	United Parcel Service Inc., B	419	50,318
	United Technologies Corp.	431	50,030
a	Verisk Analytics Inc.	599	49,831

			595,515

	Information Technology 22.9%
	Accenture PLC, A	592	79,961
a	Alphabet Inc., A	86	83,740
a	ANSYS Inc.	655	80,388
	Apple Inc.	509	78,447
	Automatic Data Processing Inc.	753	82,318
	Cisco Systems Inc.	2,490	83,739
	Fidelity National Information Services Inc.	872	81,436
a	Fiserv Inc.	646	83,308
	Intel Corp.	2,174	82,786
	Intuit Inc.	556	79,030
	Mastercard Inc., A	568	80,202
	Microsoft Corp.	1,075	80,077
	Motorola Solutions Inc.	942	79,948
	Oracle Corp.	1,684	81,421
	Texas Instruments Inc.	932	83,544
	Visa Inc., A	767	80,719

			1,301,064

	Materials 3.3%
	Air Products and Chemicals Inc.	314	47,483
	DowDuPont Inc.	675	46,731
	Ecolab Inc.	361	46,428
	Praxair Inc.	346	48,350

			188,992

	Real Estate 3.7%
	Alexandria Real Estate Equities Inc.	451	53,656
	American Tower Corp.	384	52,485
	Mid-America Apartment Communities Inc.	502	53,654
	UDR Inc.	1,407	53,508

			213,303

	Telecommunication Services 2.0%
a	T-Mobile U.S. Inc.	888	54,754
	Verizon Communications Inc.	1,178	58,299

			113,053

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Low Volatility ETF (continued)

	Shares	Value
Common Stocks (continued)
Utilities 3.1%
DTE Energy Co.	414	$44,447
Duke Energy Corp.	521	43,722
Eversource Energy	728	44,000
Xcel Energy Inc.	942	44,576

		176,745

Total Investments (Cost $5,043,386) 100.1%		5,693,777
Other Assets, less Liabilities (0.1)%		(8,195)

Net Assets 100.0%		$5,685,582

See Abbreviations on page 48.

aNon-income producing.

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2017 (unaudited)

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$4,982,095	$37,849,481	$5,043,386

Value – Unaffiliated issuers	$5,690,996	$38,881,460	$5,693,777
Cash	31,339	543,994	9,566
Foreign currency, at value (cost $2,421, $– and $–, respectively)	2,421	—	—
Receivables:
Investment securities sold	—	1,291,077	—
Dividends and interest	10,208	376,826	9,317
Affiliates	29,357	21,524	5,440
Unrealized appreciation on OTC forward exchange contracts	13,076	—	—

Total assets	5,777,397	41,114,881	5,718,100

Liabilities:
Payables:
Investment securities purchased	—	1,420,310	—
Transfer agent fees	5,854	6,480	6,665
Distributions to shareholders	—	102,090	—
Custody fees	14,349	14,128	518
Professional fees	11,944	14,518	15,336
Reports to shareholders	3,130	9,261	3,332
Registration and filing fees	517	659	3,808
Pricing fee	7,343	4,000	1,664
Unrealized depreciation on OTC forward exchange contracts	1,000	—	—
Accrued expenses and other liabilities	1,558	1,167	1,195

Total liabilities	45,695	1,572,613	32,518

Net assets, at value	$5,731,702	$39,542,268	$5,685,582

Net assets consist of:
Paid-in capital	$4,902,706	$38,618,043	$5,010,550
Undistributed net investment income	17,728	—	7,223
Distributions in excess of net investment income	—	(70,201)	—
Net unrealized appreciation (depreciation)	721,058	1,031,979	650,391
Accumulated net realized gain (loss)	90,210	(37,553)	17,418

Net assets, at value	$5,731,702	$39,542,268	$5,685,582

Shares outstanding	200,000	1,600,000	200,000

Net asset value per share	$28.66	$24.71	$28.43

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2017 (unaudited)

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Investment income:
Dividends:[a] (net of foreign taxes)
Unaffiliated issuers	$76,755	$—	$58,057
Interest:
Unaffiliated issuers	—	854,961	—

Total investment income	76,755	854,961	58,057

Expenses:
Management fees (Note 3a)	16,380	157,149	13,930
Transfer agent fees	7,154	7,780	7,749
Custodian fees	17,732	17,195	620
Reports to shareholders	2,639	5,134	2,635
Registration and filing fees	4,717	6,961	4,389
Professional fees	43,823	37,735	18,321
Trustees’ fees and expenses	632	8,024	709
Pricing Fee	11,231	6,000	2,496
Other	1,901	1,752	1,638

Total expenses	106,209	247,730	52,487
Expenses waived/paid by affiliates (Note 3c)	(89,924)	(148,688)	(38,557)

Net expenses	16,285	99,042	13,930

Net investment income	60,470	755,919	44,127

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated Issuers	90,667	144,927	20,587
Foreign currency transactions	(457)	—	—

Net realized gain (loss)	90,210	144,927	20,587

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	514,298	1,111,362	274,775
Translation of other assets and liabilities denominated in foreign currencies	119	—	—
Forward exchange contracts	12,076	—	—

Net change in unrealized appreciation (depreciation)	526,493	1,111,362	274,775

Net realized and unrealized gain (loss)	616,703	1,256,289	295,362

Net increase (decrease) in net assets resulting from operations	$677,173	$2,012,208	$339,489

[a]Foreign taxes withheld on dividends	$8,750	—	—

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty International Opportunities ETF		Franklin Liberty Investment Grade Corporate ETF
	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017[a]	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$60,470	$17,681	$755,919	$538,300
Net realized gain (loss)	90,210	828	144,927	(91,008)
Net change in unrealized appreciation (depreciation)	526,493	194,565	1,111,362	(79,383)

Net increase (decrease) in net assets resulting from operations	677,173	213,074	2,012,208	367,909

Distributions to shareholders from net investment income	(61,251)	—	(831,814)	(624,659)

Capital share transactions: (Note 2)	—	4,902,706	(14,906,365)	53,524,989

Net increase (decrease) in net assets	615,922	5,115,780	(13,725,971)	53,268,239
Net assets:
Beginning of period	5,115,780	—	53,268,239	—

End of period	$5,731,702	$5,115,780	$39,542,268	$53,268,239

Undistributed net investment income included in net assets, end of period	$17,728	$18,509	$—	$5,694
Distributions in excess of net investment income included in net assets, end of period	—	—	(70,201)	—

aFor the period January 25, 2017 (commencement of operations) to March 31, 2017.

bFor the period October 3, 2016 (commencement of operations) to March 31, 2017.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty U.S. Low Volatility ETF
	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$44,127	$45,921
Net realized gain (loss)	20,587	(3,169)
Net change in unrealized appreciation (depreciation)	274,775	375,616

Net increase (decrease) in net assets resulting from operations	339,489	418,368

Distributions to shareholders from net investment income	(47,205)	(35,620)

Capital share transactions: (Note 2)	—	5,010,550

Net increase (decrease) in net assets	292,284	5,393,298
Net assets:
Beginning of period	5,393,298	—

End of period	$5,685,582	$5,393,298

Undistributed net investment income included in net assets, end of period	$7,223	$10,301

aFor the period September 20, 2016 (commencement of operations) to March 31, 2017.

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Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twelve separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined, for all funds except Franklin Liberty Investment Grade Corporate ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 7 regarding other derivative information.

d. Income and Deferred Taxes

It is each Funds’ policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2017, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Funds invest.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and realized gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

e. Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV in blocks of 100,000 shares or multiples thereof (Creation Units). Certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). For the period ended September 30, 2017, all Creation Unit transactions were made in cash.

Authorized Participants pay a transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance or redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees received by the Funds, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty International Opportunities ETF
	Six Months Ended September 30, 2017		Year Ended March 31, 2017[a]
	Shares	Amount	Shares	Amount
Shares sold	—	$—	200,000	$4,902,706

	Franklin Liberty Investment Grade Corporate ETF
	Six Months Ended September 30, 2017		Year Ended March 31, 2017[b]
	Shares	Amount	Shares	Amount
Shares sold	200,000	$4,927,176	2,200,000	$53,524,989
Shares redeemed	(800,000)	(19,833,541)	—	—

Net increase (decrease)	(600,000)	$(14,906,365)	2,200,000	$53,524,989

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin Liberty U.S. Low Volatility ETF
	Six Months Ended September 30, 2017		Year Ended March 31, 2017[c]
	Shares	Amount	Shares	Amount
Shares sold	—	$—	200,000	$5,010,550

aFor the period January 25, 2017 (commencement of operations) to March 31, 2017.

bFor the period October 3, 2016 (commencement of operations) to March 31, 2017.

cFor the period September 20, 2016 (commencement of operations) to March 31, 2017.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea)	Investment manager
Franklin Templeton Investments (ME) Limited (FTIME)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

Franklin Liberty International Opportunities ETF and Franklin Liberty U.S. Low Volatility ETF pay an investment management fee to Advisers of 0.600% and 0.500%, respectively, per year of the average daily net assets of each of the Funds.

Franklin Liberty Investment Grade Corporate ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees (continued)

For the period ended March 31, 2017, the annualized effective investment management fee rate was 0.625% of the Franklin Liberty Investment Grade Corporate ETF’s average daily net assets.

Under a subadvisory agreement, FTI Brasil, FTIML, FT Korea, FTIME, FTIC and TAML, affiliates of Advisers, provide subadvisory services to Franklin Liberty International Opportunities ETF and FT Institutional, an affiliate of Advisers, provides subadvisory services to Franklin Liberty Investment Grade Corporate ETF. The subadvisory fee is paid by Advisers based on each Fund’s average daily net assets, and is not an additional expense of the Funds.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Effective September 1, 2017, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty International Opportunities ETF, Franklin Liberty Investment Grade Corporate ETF, and Franklin Liberty U.S. Low Volatility ETF so that the expenses (including acquired fund fees and expenses) of the Funds do not exceed 0.60%, 0.35%, and 0.50%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2018, September 19, 2018, and September 19, 2018, respectively. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

Prior to September 1, 2017, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty International Opportunities ETF, Franklin Liberty Investment Grade Corporate ETF, and Franklin Liberty U.S. Low Volatility ETF so that the expenses (excluding acquired fund fees and expenses) of the Funds do not exceed 0.60%, 0.40%, and 0.50%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations).

d. Other Affiliated Transactions

At September 30, 2017, the shares of Franklin Liberty Investment Grade Corporate ETF were owned by the following investment companies:

	Shares	Percentage of Outstanding Shares[a]
Franklin Balanced Fund	750,000	25.0%
Franklin Total Return Fund	400,000	46.9%

Total	1,150,000	71.9%

aInvestment activities of significant shareholders could have a material impact on the Funds.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2017, the capital loss carryforwards were as follows:

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Capital loss carryforwards:
Short term	$110,191	$3,169
Long term	—	—

Total capital loss carryforwards	$110,191	$3,169

At September 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Cost of investments	$4,988,936	$37,922,665	$5,043,386

Unrealized appreciation	$791,085	$974,714	$677,889
Unrealized depreciation	(76,949)	(15,919)	(27,498)

Net unrealized appreciation (depreciation)	$714,136	$958,795	$650,391

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, passive foreign investment company shares and bond discounts and premiums.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2017, were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,429,626	$13,525,603	$2,022,674
Sales . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,409,334	$28,296,553	$2,014,212

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information

At September 30, 2017, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin Liberty International Opportunities ETF
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$13,076	Unrealized depreciation on OTC forward exchange contracts	$1,000

For the period ended September 30, 2017, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Liberty International Opportunities ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$—	Forward exchange contracts	$12,076

For the period ended September 30, 2017, the average month end contract value of forward exchange contracts was $199,342.

See note 1(c) regarding derivative financial instruments.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A summary of inputs used as of September 30, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Liberty International Opportunities ETF

Assets:
Investments in Securities:
Equity Investments:[a,b]	$5,690,996	$—	$—	$5,690,996

Other Financial Instruments:
Forward Exchange Contracts	$—	$13,076	$—	$13,076

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$1,000	$—	$1,000

Franklin Liberty Investment Grade Corporate ETF

Assets:
Investments in Securities:
Corporate Bonds	$—	$37,212,352	$—	$37,212,352
U.S. Government & Agency Securities	—	1,004,121	—	1,004,121
Short Term Investments	—	664,987	—	664,987

Total Investments in Securities	$—	$38,881,460	$—	$38,881,460

Franklin Liberty U.S. Low Volatility ETF

Assets:
Investments in Securities:
Equity Investments[b]	$5,693,777	$—	$—	$5,693,777

aIncludes common and preferred stocks as well as other equity investments.

bFor detailed categories, see the accompanying Statement of Investments.

9. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Selected Portfolio
BOFA	Bank of America	ADR	American Depository Receipt
		ETF	Exchange Traded Fund
		FHLB	Federal Home Loan Bank
		GDR	Global Depositary Receipt
		REIT	Real Estate Investment Trust

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FRANKLIN TEMPLETON ETF TRUST

Tax Information (unaudited)

At March 31, 2017, more than 50% of Franklin Liberty International Opportunities ETF total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code (Code). This written statement will allow shareholders of record on June 22, 2017, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund to shareholders of record.

Fund	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share
Franklin Liberty International Opportunities ETF	$0.0109	$0.1044	$0.0942

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2018, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2017. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2017 individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at libertyshares.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at libertyshares.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report
Franklin Templeton ETF Trust
Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 libertyshares.com	Investor Services Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

© 2017 Franklin Templeton Investments. All rights reserved.	ETF2 S 11/17

Franklin Templeton

ETF Trust

Semiannual Report

September 30, 2017

Franklin Liberty Intermediate Municipal Opportunities ETF
Franklin Liberty Municipal Bond ETF

FRANKLIN TEMPLETON INVESTMENTS

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Visit libertyshares.com for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

libertyshares.com	Not part of the semiannual report	1

SEMIANNUAL REPORT

Municipal Bond Market Overview

The municipal bond market performed better than the US Treasury market, but underperformed US stock markets during the one-month period ending September 30, 2017. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, had a -0.51% total return for the period, while US Treasuries, as measured by the Bloomberg Barclays US Treasury Index, had a -0.86% total return.1 US equities, as represented by the Standard & Poor’s® 500 Index, outperformed both municipals and US Treasuries with a +2.06% total return for the reporting period.1

In its most recent Federal Open Market Committee statement released on September 20, 2017, the Federal Reserve indicated that the labor market has continued to strengthen and that economic activity has been rising moderately so far during the year. The Committee also stated that on a 12-month basis, overall inflation excluding food and energy prices has declined. The Committee mentioned that it would begin implementing its balance sheet normalization program in October.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin Liberty Intermediate Municipal Opportunities ETF

This semiannual report for Franklin Liberty Intermediate Municipal Opportunities ETF covers the period since the Fund’s inception on August 31, 2017, through September 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes by investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years.

Performance Overview

For the period since inception on August 31, 2017, through September 30, 2017, the Fund had cumulative total returns of -0.08% based on market price and -0.44% based on net asset value (NAV).2 In comparison, the Bloomberg Barclays Municipal 1-15 Year Index had a -0.46% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically use a buy-and-hold strategy. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Credit Quality Composition*
9/30/17
Ratings	% of Total Investments
AAA	16.19%
AA	60.66%
A	6.48%
BBB	7.81%
Not Rated	8.86%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Manager’s Discussion

During the short reporting period, we began investing in municipal securities. The low supply environment, especially evident in the high yield segment of the market, resulted in a slow deployment of capital. The Fund ended the period with a significant amount in cash. Due to the positive sloping municipal yield curve, we found value in higher quality securities in the eight- to 15-year maturity range, which we believe may ultimately allow us to achieve our objective of maximizing income for our investors. Under current market conditions, the Fund seeks to be fully invested in municipal securities as supply in the market becomes available. The Fund also anticipates transitioning from higher investment grade positions in favor of higher yielding ones if and when opportunities arise. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, US investors must be properly certified on Form W-9 and non-US investors on Form W-8BEN.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 14.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

Portfolio Composition
9/30/17
% of Total Investments*
General Obligation	38.1%
Utilities	22.1%
Higher Education	19.4%
Hospital & Health Care	8.0%
Tax-Supported	6.1%
Transportation	3.5%
Subject to Government Appropriations	2.8%

* Does not include cash and cash equivalents.

Thank you for your participation in Franklin Liberty Intermediate Municipal Opportunities ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

Performance Summary as of September 30, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/171

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (8/31/17)	-0.44%	-0.08%	-0.44%	-0.08%

30-Day Standardized Yield[5]
(with waiver)	(without waiver)
0.03%	-1.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses6

With Waiver	Without Waiver
0.30%	0.82%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund’s investments in lower rated bonds include higher risk of default and loss of principal. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 8/29/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 9/30/17	Expenses Paid During Period 8/31/17–9/30/17[2,3]	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$995.60	$0.25	$1,023.56	$1.52	0.30%

1. 8/31/17 for Actual; 4/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 30/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Semiannual Report	7

Franklin Liberty Municipal Bond ETF

This semiannual report for Franklin Liberty Municipal Bond ETF covers the period since the Fund’s inception on August 31, 2017, through September 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes by investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five to 15 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more US nationally recognized rating services (or comparable unrated or short-term rated securities).

Performance Overview

For the period since inception on August 31, 2017, through September 30, 2017, the Fund had cumulative total returns of -0.32% based on market price and -0.52% based on net asset value (NAV).2 In comparison, the Bloomberg Barclays Municipal Bond Index had a -0.51% total return for the same period.3 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically use a buy-and-hold strategy. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Credit Quality Composition*
9/30/17
Ratings	% of Total Investments
AAA	15.99%
AA	74.69%
A	7.09%
Not Rated	2.23%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Manager’s Discussion

During the short reporting period, we began investing in municipal securities. The low supply environment resulted in a slow deployment of capital. The Fund ended the period with a significant amount in cash. Due to the positive sloping municipal yield curve, we found value in higher quality securities in the 10- to 20-year maturity range, which we believe may ultimately allow us to achieve our objective of maximizing income for our investors. The Fund seeks to be fully invested as supply in the market becomes available. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, US investors must be properly certified on Form W-9 and non-US investors on Form W-8BEN.

2. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

3. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

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FRANKLIN LIBERTY MUNICIPAL BOND ETF

Portfolio Composition
9/30/17
% of Total Investments*
General Obligation	40.7%
Utilities	24.8%
Higher Education	13.8%
Transportation	9.7%
Tax-Supported	4.6%
Other Revenue	2.4%
Subject to Government Appropriations	2.0%
Housing	2.0%

*Does not include cash and cash equivalents.

Thank you for your participation in Franklin Liberty Municipal Bond ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

libertyshares.com	Semiannual Report	9

FRANKLIN LIBERTY MUNICIPAL BOND ETF

Performance Summary as of September 30, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/171

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (8/31/17)	-0.52%	-0.32%	-0.52%	-0.32%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with waiver)	(without waiver)
0.06%	0.15%	-1.44%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN LIBERTY MUNICIPAL BOND ETF

PERFORMANCE SUMMARY

Distributions (8/31/17-9/30/17)

Net Investment Income
$0.001262

Total Annual Operating Expenses7

With Waiver	Without Waiver
0.30%	0.82%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through at least 8/29/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/17.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

libertyshares.com	Semiannual Report	11

FRANKLIN LIBERTY MUNICIPAL BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 9/30/17	Expenses Paid During Period 8/31/17–9/30/17[2,3]	Ending Account Value 9/30/17	Expenses Paid During Period 4/1/17–9/30/17[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$994.80	$0.25	$1,023.56	$1.52	0.30%

1. 8/31/17 for Actual; 4/1/17 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 30/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Intermediate Municipal Opportunities ETF

Period Ended September 30, 2017[a] (unaudited)
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.00

Income from investment operations:[b]

Net investment income[c]	— [d]

Net realized and unrealized gains (losses)	(0.11)

Total from investment operations	(0.11)

Net asset value, end of period	$24.89

Total return[e]	(0.44)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	1.65%

Expenses net of waiver and payments by affiliates	0.30%

Net investment income	0.02%

Supplemental data

Net assets, end of period (000’s)	$7,468

Portfolio turnover rate[g]	—%

aFor the period August 31, 2017 (commencement of operations) to September 30, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2017 (unaudited)

Franklin Liberty Intermediate Municipal Opportunities ETF

		Principal Amount	Value
	Municipal Bonds 48.5%
	Arkansas 1.4%
	Little Rock School District GO, Pulaski County, Construction, 3.00%, 2/01/25	$100,000	$103,876

	California 2.9%
	California Statewide CDA Revenue, Baptist University, Refunding, Series A, 3.00%, 11/01/22	100,000	100,391
	Perris Joint Powers Authority Local Agency Revenue, Refunding, Series B, 5.00%, 9/01/25	100,000	116,360

			216,751

	Colorado 3.2%
	Colorado Springs Utilities Revenue, Refunding, Series A-2, 5.00%, 11/15/20	100,000	111,752
a	Colorado State Board of Governors University Enterprise System Revenue, Refunding, Series A, 5.00%, 3/01/28	100,000	124,709

			236,461

	Florida 3.9%
a	Jacksonville Health Care Facilities Revenue, Brooks Rehabilitation, Genesis Health Inc Obligated Group, Refunding, 5.00%, 11/01/27	100,000	119,394
	Miami Health Facilities Authority Revenue, Miami Jewish Health Systems Inc. Project, Refunding, 5.00%, 7/01/28	150,000	168,830

			288,224

	Kansas 1.4%
	Douglas County USD No. 497 GO, Series A, 3.50%, 9/01/32	100,000	105,134

	Maryland 1.7%
	Maryland State GO, State and Local Facilities Loan of 2017, Refunding, Second Series B, 5.00%, 8/01/25	100,000	123,182

	Michigan 1.7%
	Michigan State GO, Environmental Program, Refunding, Series A, 5.00%, 5/01/27	100,000	125,534

	Minnesota 4.7%
	Farmington ISD No. 192 GO, School Building, Refunding, Series C, 5.00%, 2/01/21	100,000	112,115
a	Northern Muni Power Agency Electric Systems Revenue, Refunding, 5.00%, 1/01/36	100,000	115,253
	University of Minnesota Revenue, Refunding, Series B, 5.00%, 12/01/29	100,000	124,646

			352,014

	Nevada 4.5%
	Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	121,704
	Las Vegas Special ID No. 812 Special Assessment, Local Improvement, Summerlin Village 24, 4.00%, 12/01/22	100,000	104,307
	Lyon County School District GO, Refunding, Series A, PSF Guarantee, 4.00%, 6/01/28	100,000	113,168

			339,179

	New Jersey 1.4%
	Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	105,313

	New Mexico 1.6%
	New Mexico State GO, Capital Projects, Series A, 5.00%, 3/01/25	100,000	121,952

	New York 3.3%
	MTA Revenue, Transportation Green Bonds Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	125,568
a	New York City GO, Fiscal 2018, Series 1, 5.00%, 8/01/26	100,000	123,344

			248,912

	North Carolina 1.7%
a	University of North Carolina at Charlotte Revenue, Board of Governors, Refunding, 5.00%, 10/01/26	100,000	123,503

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Intermediate Municipal Opportunities ETF (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	Ohio 3.2%
a	Cleveland Water Revenue, Second Lien, Refunding, Series B, 5.00%, 1/01/27	$100,000	$123,919
	Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/25	100,000	115,314

			239,233

	Pennsylvania 1.5%
	Allegheny County Higher Education Building Authority University Revenue, Robert Morris University UPMC Events Centers Project, 5.00%, 10/15/26	100,000	114,192

	Texas 4.5%
	Round Rock Utility Revenue, Refunding, 2.75%, 8/01/29	100,000	100,154
a	Texas State Water Development Board Revenue, Series A, 5.00%, 4/15/23	100,000	117,916
	University of Texas Revenue, Financing System, Refunding, Series A, 5.00%, 8/15/22	100,000	116,621

			334,691

	Utah 1.3%
	Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%, 5/15/27	100,000	100,761

	Washington 3.2%
	Seattle Municipal Light and Power Revenue, Refunding and Improvement, Series C, 5.00%, 9/01/22	100,000	116,975
a	Washington State GO, Various Purpose, Series A, 5.00%, 8/01/26	100,000	123,835

			240,810

	Wisconsin 1.4%
	Fond Du Lac GO, Refunding, Series B, 2.00%, 4/01/22	100,000	101,946

	Total Investments (Cost $3,654,192) 48.5%		3,621,668
	Other Assets, less Liabilities 51.5%		3,845,900

	Net Assets 100.0%		$7,467,568

See Abbreviations on page 26.

aSecurity purchased on a when-issued basis. See Note 1(b).

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	15

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Municipal Bond ETF

Period Ended September 30, 2017[a] (unaudited)
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.00

Income from investment operations:[b]

Net investment income[c]	— [d]

Net realized and unrealized gains (losses)	(0.13)

Total from investment operations	(0.13)

Less distributions from net investment income	(—)[d]

Net asset value, end of period	$24.87

Total return[e]	(0.52)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	1.65%

Expenses net of waiver and payments by affiliates	0.30%

Net investment income	0.17%

Supplemental data

Net assets, end of period (000’s)	$7,461

Portfolio turnover rate[g]	—%

aFor the period August 31, 2017 (commencement of operations) to September 30, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2017 (unaudited)

Franklin Liberty Municipal Bond ETF

		Principal Amount	Value
	Municipal Bonds 69.7%
	Arkansas 1.4%
	Little Rock School District GO, Pulaski County, Construction, 3.00%, 2/01/25	$100,000	$103,876

	California 6.0%
a	Burbank Redevelopment Agency Successor Agency Tax Allocation Revenue, Refunding, 3.00%, 12/01/32	100,000	98,327
	Perris Joint Powers Authority Local Agency Revenue, Refunding, Series B, 5.00%, 9/01/37	100,000	111,757
	South Tahoe Joint Powers Financing Authority Lease Revenue, Redevelopment Project Area No. 1, Series A, BAM Insured, 5.00%, 10/01/30	100,000	118,680
	University of California Revenue, Limited Project, Series M, 5.00%, 5/15/34	100,000	119,737

			448,501

	Colorado 6.1%
	Adams and Weld Counties School District No. 27J Brighton GO, 5.00%, 12/01/42	100,000	117,401
a	Cherry Creek Co. School District No. 5 GO, Refunding, Series C, 5.00%, 12/15/35	100,000	120,775
	Colorado Springs Utilities Revenue, Refunding, Series A, 4.00%, 11/15/33	100,000	109,124
a	Colorado State Board of Governors University Enterprise System Revenue, Refunding, Series A, 4.00%, 3/01/35	100,000	107,716

			455,016

	Connecticut 1.5%
	Connecticut State Special Tax Obligation Revenue, Series A, 5.00%, 8/01/31	100,000	114,910

	Hawaii 1.5%
	Hawaii State GO, Refunding, Series FH, 4.00%, 10/01/30	100,000	111,334

	Kansas 3.1%
	Douglas County USD No. 497 GO, Series A, 3.50%, 9/01/32	100,000	105,134
a	Kansas State Department of Transportation Highway Revenue, Series A, 5.00%, 9/01/31	100,000	122,869

			228,003

	Louisiana 1.4%
	Louisiana GO, Series B, 4.00%, 10/01/34	100,000	106,532

	Maryland 3.0%
	Maryland State GO, State and Local Facilities Loan of 2017, Refunding, Second Series B, 5.00%, 8/01/25	100,000	123,182
	Prince George’s County GO, Consolidated Public Improvement, Series A, 3.00%, 9/15/32	100,000	99,640

			222,822

	Massachusetts 1.6%
a	Massachusetts State Bay Transportation Authority Sales Tax Revenue, Green Bond, Subordinate, Series A-1, 5.00%, 7/01/33	100,000	119,921

	Michigan 1.7%
	Michigan State GO, Environmental Program, Refunding, Series A, 5.00%, 5/01/27	100,000	125,534

	Minnesota 6.3%
	Farmington ISD No. 192 GO, School Building, Refunding, Series C, 5.00%, 2/01/21	100,000	112,115
a	Northern Muni Power Agency Electric Systems Revenue, Refunding, 5.00%, 1/01/36	100,000	115,253
a	Southern State Municipal Power Agency Power Supply System Revenue, Series A, 5.00%, 1/01/31	100,000	121,019
	University of Minnesota Revenue, Series A, 5.00%, 9/01/42	100,000	118,448

			466,835

	Missouri 1.3%
a	Platte County School District Park Hill GO, Direct Deposit program, 3.00%, 3/01/33	100,000	98,300

	Nevada 3.1%
	Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	121,704
	Lyon County School District GO, Refunding, Series A, PSF Guarantee, 4.00%, 6/01/28	100,000	113,168

			234,872

libertyshares.com	Semiannual Report	17

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Municipal Bond ETF (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	New Jersey 1.4%
	Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	$100,000	$105,313

	New Mexico 1.6%
	New Mexico State GO, Capital Projects, Series A, 5.00%, 3/01/25	100,000	121,952

	New York 4.8%
	MTA Revenue, Transportation Green Bonds Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	125,568
a	New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution, Fiscal 2018, Refunding, Series BB, Subseries BB-2, 5.00%, 6/15/32	100,000	121,076
a	New York City GO, Refunding, Series B, 4.00%, 10/01/36	100,000	107,863

			354,507

	North Carolina 1.4%
a	University of North Carolina at Charlotte Revenue, Board of Governors, Refunding, 4.00%, 10/01/34	100,000	107,667

	Ohio 6.3%
a	Cleveland Water Revenue, Second Lien, Refunding, Series B, 5.00%, 1/01/27	100,000	123,919
	Licking Heights Local School District GO, School Facilities Construction and Improvement, Series B, 5.00%, 10/01/30	100,000	118,489
a	Northeast Regional Sewer District Revenue, Refunding, 4.00%, 11/15/34	100,000	109,475
	Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/30	100,000	114,795

			466,678

	Oregon 2.9%
	Metro Dedicated Tax Revenue, Oregon Convention Center Hotel Project, 5.00%, 6/15/29	100,000	121,124
a	Oregon Housing and Community Services Department Mortgage Revenue, Series D, 3.15%, 7/01/32	100,000	98,887

			220,011

	Tennessee 1.6%
	Tennessee State School Bond Authority Revenue, Higher Educational Program, Series A, 5.00%, 11/01/37	100,000	119,199

	Texas 5.8%
a	El Paso Water and Sewer Revenue, Refunding and Improvement, 4.00%, 3/01/33	100,000	108,230
	Round Rock Utility Revenue, Refunding, 2.75%, 8/01/29	100,000	100,154
a	Texas State Water Development Board Revenue, Series A, 4.00%, 10/15/33	100,000	109,496
	University of Texas Revenue, Financing System, Refunding, Series A, 5.00%, 8/15/22	100,000	116,621

			434,501

	Utah 1.4%
	Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%, 5/15/27	100,000	100,761

	Washington 3.1%
	Seattle Municipal Light and Power Revenue, Refunding and Improvement, Series C, 4.00%, 9/01/35	100,000	108,427
a	Washington State GO, Various Purpose, Series A, 5.00%, 8/01/30	100,000	122,202

			230,629

	Wisconsin 1.4%
	Fond Du Lac GO, Refunding, Series B, 2.00%, 4/01/22	100,000	101,946

	Total Investments (Cost $5,238,786) 69.7%		5,199,620
	Other Assets, less Liabilities 30.3%		2,261,855

	Net Assets 100.0%		$7,461,475

See Abbreviations on page 26.

aSecurity purchased on a when-issued basis. See Note 1(b).

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2017 (unaudited)

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$3,654,192	$5,238,786

Value – Unaffiliated issuers	$3,621,668	$5,199,620
Cash	4,916,016	4,172,478
Receivables:
Interest	10,322	11,447
Affiliates	4,446	4,447

Total assets	8,552,452	9,387,992

Liabilities:
Payables:
Investment securities purchased	1,078,590	1,919,844
Transfer agent fees	1,288	1,288
Trustees’ fees and expenses	57	57
Distributions to shareholders	—	379
Accrued expenses and other liabilities	4,949	4,949

Total liabilities	1,084,884	1,926,517

Net assets, at value	$7,467,568	$7,461,475

Net assets consist of:
Paid-in capital	$7,500,000	$7,500,000
Undistributed net investment income	92	641
Net unrealized appreciation (depreciation)	(32,524)	(39,166)

Net assets, at value	$7,467,568	$7,461,475

Shares outstanding	300,000	300,000

Net asset value per share	$24.89	$24.87

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2017a (unaudited)

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Investment income:
Interest:
Unaffiliated issuers	$1,939	$2,866

Expenses:
Management fees (Note 3a)	3,848	3,848
Transfer agent fees	1,288	1,288
Custodian fees	104	104
Reports to shareholders	467	467
Registration and filing fees	80	80
Professional fees	3,464	3,464
Trustees’ fees and expenses	57	57
Other	833	833

Total expenses	10,141	10,141
Expenses waived/paid by affiliates (Note 3c)	(8,294)	(8,295)

Net expenses	1,847	1,846

Net investment income	92	1,020

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(32,524)	(39,166)

Net change in unrealized appreciation (depreciation)	(32,524)	(39,166)

Net realized and unrealized gain (loss)	(32,524)	(39,166)

Net increase (decrease) in net assets resulting from operations	$(32,432)	$(38,146)

aFor the period August 31, 2017 (commencement of operations) to September 30, 2017.

20	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
	Six Months Ended September 30, 2017[a] (unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$92	$1,020
Net change in unrealized appreciation (depreciation)	(32,524)	(39,166)

Net increase (decrease) in net assets resulting from operations	(32,432)	(38,146)

Distributions to shareholders from net investment income	—	(379)

Capital share transactions: (Note 2)	7,500,000	7,500,000

Net increase (decrease) in net assets	7,467,568	7,461,475
Net assets:
Beginning of period	—	—

End of period	$7,467,568	$7,461,475

Undistributed net investment income included in net assets, end of period	$92	$641

aFor the period August 31, 2017 (commencement of operations) to September 30, 2017.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twelve separate funds, two of which are included in this report (Funds) and the financial statements of the remaining funds are presented separately, and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Effective August 31, 2017, the Trust began offering shares of Franklin Intermediate Municipal Opportunities ETF and Franklin Municipal Bond ETF. Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income

It is each Funds’ policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2017, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV in blocks of 100,000 shares or multiples thereof (Creation Units). Certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). For the period ended September 30, 2017, all Creations Unit transactions were made in cash.

Authorized Participants pay a transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance or redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax,

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees received by the Funds, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF		Franklin Liberty Municipal Bond ETF
	Shares	Amount	Shares	Amount
Six Months ended September 30, 2017[a]
Shares sold	300,000	$7,500,000	300,000	$7,500,000

aFor the period August 31,2017 (commencement of operations) to September 30, 2017.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended September 31, 2017, each Fund’s annualized effective investment management fee rate based on average daily net assets was as follows:

Annualized Fee Rate
Franklin Liberty Intermediate Municipal Opportunities ETF	0.625%
Franklin Liberty Municipal Bond ETF	0.625%

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (including acquired fund fees and expenses) for each of the Funds does not exceed 0.30%, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until August 29, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

4. Income Taxes

At September 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Cost of investments	$3,654,192	$5,238,786

Unrealized appreciation	$493	$519
Unrealized depreciation	(33,017)	(39,685)

Net unrealized appreciation (depreciation)	$(32,524)	$(39,166)

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2017, were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$3,655,727	$5,240,358
Sales . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$—

6. Credit Risk

At September 30, 2017, Franklin Intermediate Municipal Opportunities ETF had 5.7% of its portfolio invested in high yield securities, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Fair Value Measurements (continued)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

8. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
CDA	Community Development Authority/Agency
GO	General Obligation
ID	Improvement District
ISD	Independent School District
PSF	Permanent School Fund
MTA	Metropolitan Transit Authority
USD	Unified/Union School District

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Liberty Municipal Bond ETF

Franklin Liberty Intermediate Municipal Opportunities ETF

(each a “Fund”)

At a meeting held on February 16, 2017 (“Meeting”), the Board of Trustees (“Board”), including a majority of trustees who are not “interested persons” as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940 (“Independent Trustees”), approved with respect to each Fund, an investment management agreement (each an “Investment Management Agreement”) with Franklin Advisers, Inc. (“Investment Manager”).

In considering the approval of each Investment Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting, at a meeting of the Board held on December 8, 2016 and throughout the year at other meetings of the Board. The Board also considered that the terms of the Investment Management Agreements were explained at the Meeting, noting that the forms of such agreements are substantially the same as the standard form of investment management agreement that includes administration services used for other funds in the Franklin Templeton Investments family of funds (“FTI Complex”). In reaching its decision to approve each Investment Management Agreement, the Board took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by the Investment Manager to the Funds under the proposed Investment Management Agreements; (2) the Investment Manager’s experience as manager of other funds and accounts, including those within the FTI Complex; (3) the Investment Manager’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Investment Management Agreements; (5) the comparative pricing structure (including fee waivers and the estimated expense ratio to be borne by shareholders) of the Funds; (6) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Investment Manager; and (7) the Investment Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the FTI Complex. In considering the information and factors noted above, the Independent Trustees received assistance and advice from and met separately with their Independent Legal Counsel.

In approving each Investment Management Agreement, the Board, including a majority of Independent Trustees, determined that the investment management fee structure is fair and reasonable and that the approval of each Investment Management Agreement is in the interests of each Fund and its shareholders.

The following sets forth some of the primary information and factors relevant to the Board’s decision to approve the Investment Management Agreements. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual Trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees reviewed the nature, extent and quality of the services to be provided by the Investment Manager. In this regard, the Trustees reviewed the Funds’ proposed investment goals and the Investment Manager’s proposed investment strategies and ability to implement such investment strategies (including, but not limited to, the Investment Manager’s trading practices and investment decision processes). The Trustees also reviewed the Funds’ portfolio managers, including their background and skills as well as their expertise in managing other funds within the FTI Complex.

Based on their review, the Trustees were satisfied with the nature and quality of the overall services to be provided by the Investment Manager to the Funds and their shareholders and were confident in the Investment Manager’s ability to implement the Funds’ proposed investment strategies and to provide quality services to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board noted that, as the Funds had not yet commenced investment operations, there was no investment performance for the Funds. The Board also considered the proposed performance benchmarks for the Funds and how such benchmarks would be utilized to measure performance of the Investment Manager.

COMPARATIVE EXPENSES. The Board considered the cost of the services to be provided by the Investment

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

Manager (and its affiliates) from its respective relationships with the Funds. The Board noted that the Investment Manager (and its affiliates) could not report any financial results from their relationships with the Funds because the Funds had not yet commenced investment operations, and thus, the Board could not evaluate the Investment Manager’s (or its affiliates’) profitability with respect to the Funds.

The Board was provided with information relating to proposed expenses for each Fund, including comparative data provided by Morningstar, Inc. (“Morningstar”), an independent organization, which compared the respective Fund’s expenses with those of its “peer group,” which consisted of other funds deemed comparable to the respective Fund as selected by Morningstar (“Comparable Funds”). The Board considered the information provided by Morningstar and noted that the contractual management fee for each of the Franklin Liberty Municipal Bond Fund ETF and Franklin Liberty Intermediate Municipal Opportunities ETF is above the Comparable Fund median, the net total expense ratio for each Fund is at or below the median of its peers.

The Board noted that the Investment Manager will waive or assume certain expenses so that the total operating expenses for each Fund (excluding acquired fund fees and expenses and certain non-routine expenses) do not exceed (and could be less than) the amounts in the proposed fee table for a period of at least one year from the date of each Fund’s initial prospectus.

ECONOMIES OF SCALE. The Board considered economies of scale that may be realized by the Investment Manager and its affiliates as the Funds grow larger and the extent to which they are shared with shareholders of the Funds. The Board noted that the contractual management fee schedule for each of the Franklin Liberty Municipal Bond Fund ETF and Franklin Liberty Intermediate Municipal Opportunities ETF includes breakpoints that provide for such sharing, though it is not anticipated that any of the Funds will generate significant, if any, profit for the Investment Manager and/or its affiliates for some time. The Board further considered the extent to which the Investment Manager may derive ancillary benefits from fund operations.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at libertyshares.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at libertyshares.com.

28	Semiannual Report	libertyshares.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report
Franklin Templeton ETF Trust
Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 libertyshares.com	Investor Services Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

© 2017 Franklin Templeton Investments. All rights reserved.	ETF4 S 11/17

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a)    Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)    Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle , Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle , Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date November 27, 2017

By	/s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date November 27, 2017